UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03010

Fidelity Advisor Series VII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2024

Item 1.

Reports to Stockholders

Fidelity Advisor Focus Funds®

Fidelity Advisor® Biotechnology Fund
Fidelity Advisor® Consumer Discretionary Fund
Fidelity Advisor® Energy Fund
Fidelity Advisor® Financials Fund
Fidelity Advisor® Health Care Fund
Fidelity Advisor® Industrials Fund
Fidelity Advisor® Semiconductors Fund
Fidelity Advisor® Technology Fund
Fidelity Advisor® Utilities Fund

Semi-Annual Report
January 31, 2024

Contents

Fidelity Advisor® Biotechnology Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Consumer Discretionary Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Energy Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Financials Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Health Care Fund
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Fidelity Advisor® Industrials Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Semiconductors Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Technology Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Utilities Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor® Biotechnology Fund
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

AbbVie, Inc.	23.7
Amgen, Inc.	13.4
Regeneron Pharmaceuticals, Inc.	8.2
Cytokinetics, Inc.	3.7
Ascendis Pharma A/S sponsored ADR	3.7
Alnylam Pharmaceuticals, Inc.	3.5
Gilead Sciences, Inc.	3.5
Vaxcyte, Inc.	2.5
Argenx SE ADR	2.4
Sarepta Therapeutics, Inc.	1.6
66.2

Industries (% of Fund's net assets)

Biotechnology	94.5
Pharmaceuticals	3.6
Health Care Providers & Services	0.2
Health Care Technology	0.2
Financial Services	0.1

Fidelity Advisor® Biotechnology Fund
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.6%
	Shares	Value ($)
Biotechnology - 93.0%
Biotechnology - 93.0%
AbbVie, Inc.	2,429,180	399,357,190
Acelyrin, Inc. (a)	764,147	5,822,800
Aerovate Therapeutics, Inc. (a)(b)	224,000	4,325,440
Allakos, Inc. (b)	1,918,400	2,436,368
Allogene Therapeutics, Inc. (b)	526,700	1,853,984
Alnylam Pharmaceuticals, Inc. (b)	342,486	59,219,254
ALX Oncology Holdings, Inc. (a)(b)	649,295	9,356,341
Amgen, Inc.	718,103	225,671,049
Annexon, Inc. (b)	1,315,548	5,466,102
Apogee Therapeutics, Inc. (a)	470,123	15,749,121
Arcellx, Inc. (b)	220,700	13,648,088
Argenx SE ADR (b)	104,900	39,915,499
Arrowhead Pharmaceuticals, Inc. (b)	399,890	12,836,469
Ascendis Pharma A/S sponsored ADR (a)(b)	474,825	61,694,012
Astria Therapeutics, Inc. (b)	1,069,551	13,936,250
Astria Therapeutics, Inc. warrants (b)(c)	247,630	2
AVROBIO, Inc. (c)(d)(e)	136,300	1,689,995
Blueprint Medicines Corp. (b)	223,626	17,784,976
BridgeBio Pharma, Inc. (e)	393,764	13,502,168
Cargo Therapeutics, Inc.	189,051	4,161,013
Celldex Therapeutics, Inc. (b)	513,652	18,090,823
Cogent Biosciences, Inc. (b)	1,198,600	5,309,798
Crinetics Pharmaceuticals, Inc. (b)	576,300	21,023,424
Cytokinetics, Inc. (b)	805,171	62,908,010
Dianthus Therapeutics, Inc. (b)	197,696	3,756,224
Dianthus Therapeutics, Inc. (unlisted) (e)	302,966	5,468,536
Exact Sciences Corp. (b)	105,000	6,867,000
Fusion Pharmaceuticals, Inc. (b)	646,714	7,514,817
Fusion Pharmaceuticals, Inc. (e)	505,596	5,875,026
Gilead Sciences, Inc.	742,750	58,127,615
Insmed, Inc. (b)	381,000	10,591,800
Janux Therapeutics, Inc. (a)(b)	391,585	3,351,968
Keros Therapeutics, Inc. (b)	409,600	22,675,456
Kymera Therapeutics, Inc. (b)	9,900	324,522
Madrigal Pharmaceuticals, Inc. (a)(b)	53,400	11,572,314
Monte Rosa Therapeutics, Inc. (a)(b)	632,258	3,347,806
Moonlake Immunotherapeutics (a)(b)	204,962	11,453,277
Morphic Holding, Inc. (b)	217,512	6,892,955
Neurocrine Biosciences, Inc. (b)	30,900	4,318,893
Nuvalent, Inc. Class A (b)	338,477	25,443,316
ORIC Pharmaceuticals, Inc. (a)(b)	581,716	6,393,059
Regeneron Pharmaceuticals, Inc. (b)	146,800	138,400,104
Revolution Medicines, Inc. (b)	456,000	12,654,000
Sarepta Therapeutics, Inc. (b)	221,100	26,308,689
Scholar Rock Holding Corp. (a)(b)	1,257,080	17,536,266
Scholar Rock Holding Corp. warrants 12/31/25 (b)(e)	6,000	45,931
Shattuck Labs, Inc. (a)(b)	1,398,244	13,199,423
Spyre Therapeutics, Inc. (b)	24,000	621,840
Spyre Therapeutics, Inc. (e)	455,168	11,203,733
Tango Therapeutics, Inc. (a)(b)	406,869	4,780,711
Tango Therapeutics, Inc. (e)	317,852	3,734,761
Tyra Biosciences, Inc. (a)(b)	604,900	8,105,660
Vaxcyte, Inc. (b)	598,729	42,761,225
Verve Therapeutics, Inc. (a)(b)	374,194	4,048,779
Viking Therapeutics, Inc. (a)(b)	705,587	17,032,870
Viridian Therapeutics, Inc. (a)(b)	1,284,907	24,734,460
Xenon Pharmaceuticals, Inc. (b)	495,158	22,391,045
Zentalis Pharmaceuticals, Inc. (a)(b)	613,646	7,271,705
		1,564,563,962
Pharmaceuticals - 3.6%
Pharmaceuticals - 3.6%
Afferent Pharmaceuticals, Inc. rights 12/31/24 (b)(c)	1,915,787	383,157
Amylyx Pharmaceuticals, Inc. (b)	260,100	4,161,600
CymaBay Therapeutics, Inc. (b)	230,000	5,407,300
Edgewise Therapeutics, Inc. (b)	566,300	10,097,129
Enliven Therapeutics, Inc. (a)(b)	676,113	10,614,974
Enliven Therapeutics, Inc. rights (b)(c)	739,725	7
Ikena Oncology, Inc. (b)	1,208,666	1,619,612
Intra-Cellular Therapies, Inc. (b)	110,600	7,447,804
Longboard Pharmaceuticals, Inc. (b)	339,270	7,206,095
Neumora Therapeutics, Inc. (a)	306,900	4,572,810
Structure Therapeutics, Inc. ADR	224,700	9,801,414
		61,311,902
TOTAL COMMON STOCKS (Cost $1,064,917,538)		1,625,875,864

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
Biotechnology - 1.5%
Biotechnology - 1.5%
Bright Peak Therapeutics AG Series B (b)(c)(e)	1,920,122	3,187,403
Fog Pharmaceuticals, Inc. Series D (b)(c)(e)	239,281	1,447,650
LifeMine Therapeutics, Inc. Series C (b)(c)(e)	1,950,028	3,685,553
Rapport Therapeutics, Inc. Series B (c)(e)	1,430,189	2,602,944
Sonoma Biotherapeutics, Inc.:
Series B (b)(c)(e)	1,967,762	5,431,023
Series B1 (b)(c)(e)	1,049,456	3,284,797
T-Knife Therapeutics, Inc. Series B (b)(c)(e)	1,300,097	5,135,383
Treeline Biosciences Series A (b)(c)(e)	47,600	371,280
		25,146,033
Financial Services - 0.1%
Diversified Financial Services - 0.1%
Kartos Therapeutics, Inc. Series C (c)(e)	530,692	3,014,331
Health Care Providers & Services - 0.2%
Health Care Facilities - 0.2%
Boundless Bio, Inc. Series B (b)(c)(e)	3,703,704	3,370,371
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Wugen, Inc. Series B (b)(c)(e)	580,277	3,290,171
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (b)(c)(e)	1,915,787	19
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $43,818,204)		34,820,925

Money Market Funds - 7.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	21,885,142	21,889,519
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	109,057,905	109,068,811
TOTAL MONEY MARKET FUNDS (Cost $130,954,207)		130,958,330

TOTAL INVESTMENT IN SECURITIES - 106.4% (Cost $1,239,689,949)	1,791,655,119
NET OTHER ASSETS (LIABILITIES) - (6.4)%	(108,446,215)
NET ASSETS - 100.0%	1,683,208,904

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $76,341,075 or 4.5% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Afferent Pharmaceuticals, Inc. Series C	7/01/15	0

AVROBIO, Inc.	1/30/24	1,689,995

Boundless Bio, Inc. Series B	4/23/21	5,000,000

BridgeBio Pharma, Inc.	9/25/23	10,737,944

Bright Peak Therapeutics AG Series B	5/14/21	7,499,997

Dianthus Therapeutics, Inc. (unlisted)	5/03/23 - 1/22/24	4,142,189

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,575,405

Fusion Pharmaceuticals, Inc.	2/13/23	1,719,026

Kartos Therapeutics, Inc. Series C	8/22/23	3,000,002

LifeMine Therapeutics, Inc. Series C	2/15/22	3,971,408

Rapport Therapeutics, Inc. Series B	8/11/23	2,398,813

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Sonoma Biotherapeutics, Inc. Series B	7/26/21	3,888,888

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,111,112

Spyre Therapeutics, Inc.	6/22/23 - 12/07/23	6,651,451

T-Knife Therapeutics, Inc. Series B	6/30/21	7,500,000

Tango Therapeutics, Inc.	8/09/23	1,636,938

Treeline Biosciences Series A	7/30/21	372,589

Wugen, Inc. Series B	7/09/21	4,499,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	14,192,363	314,847,261	307,150,105	280,206	-	-	21,889,519	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	200,794,912	334,583,187	426,309,288	765,736	-	-	109,068,811	0.4%
Total	214,987,275	649,430,448	733,459,393	1,045,942	-	-	130,958,330

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,625,875,864	1,607,084,503	16,718,200	2,073,161

Convertible Preferred Stocks	34,820,925	-	-	34,820,925

Money Market Funds	130,958,330	130,958,330	-	-
Total Investments in Securities:	1,791,655,119	1,738,042,833	16,718,200	36,894,086

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$39,058,366
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(1,858,108)
Cost of Purchases	5,398,815
Proceeds of Sales	(3,734,583)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(4,043,565)
Ending Balance	$34,820,925
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$(1,860,614)
Other Investments in Securities
Beginning Balance	$3,827,453
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(1,685,891)
Cost of Purchases	1,689,995
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(1,758,396)
Ending Balance	$2,073,161
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$(1,685,891)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity Advisor® Biotechnology Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $105,171,978) - See accompanying schedule:
Unaffiliated issuers (cost $1,108,735,742)	$1,660,696,789
Fidelity Central Funds (cost $130,954,207)	130,958,330

Total Investment in Securities (cost $1,239,689,949)		$1,791,655,119
Receivable for fund shares sold		1,321,131
Dividends receivable		3,765,229
Distributions receivable from Fidelity Central Funds		180,083
Prepaid expenses		5,097
Total assets		1,796,926,659
Liabilities
Payable for investments purchased
Regular delivery	$62,755
Delayed delivery	1,689,995
Payable for fund shares redeemed	1,591,936
Accrued management fee	731,137
Distribution and service plan fees payable	276,593
Other affiliated payables	285,266
Other payables and accrued expenses	44,365
Collateral on securities loaned	109,035,708
Total Liabilities		113,717,755
Net Assets		$1,683,208,904
Net Assets consist of:
Paid in capital		$1,182,905,229
Total accumulated earnings (loss)		500,303,675
Net Assets		$1,683,208,904

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($673,288,497 ÷ 23,631,524 shares)(a)		$28.49
Maximum offering price per share (100/94.25 of $28.49)		$30.23
Class M :
Net Asset Value and redemption price per share ($121,231,478 ÷ 4,649,059 shares)(a)		$26.08
Maximum offering price per share (100/96.50 of $26.08)		$27.03
Class C :
Net Asset Value and offering price per share ($101,768,297 ÷ 4,545,151 shares)(a)		$22.39
Class I :
Net Asset Value, offering price and redemption price per share ($715,600,915 ÷ 22,987,744 shares)		$31.13
Class Z :
Net Asset Value, offering price and redemption price per share ($71,319,717 ÷ 2,286,645 shares)		$31.19
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$10,346,038
Income from Fidelity Central Funds (including $765,736 from security lending)		1,045,942
Total Income		11,391,980
Expenses
Management fee	$3,960,459
Transfer agent fees	1,344,612
Distribution and service plan fees	1,521,294
Accounting fees	210,216
Custodian fees and expenses	3,156
Independent trustees' fees and expenses	4,454
Registration fees	70,714
Audit	34,805
Legal	3,987
Interest	10,909
Miscellaneous	4,573
Total expenses before reductions	7,169,179
Expense reductions	(65,874)
Total expenses after reductions		7,103,305
Net Investment income (loss)		4,288,675
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,816,724
Total net realized gain (loss)		1,816,724
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	190,769,569
Unfunded commitments	100,846
Total change in net unrealized appreciation (depreciation)		190,870,415
Net gain (loss)		192,687,139
Net increase (decrease) in net assets resulting from operations		$196,975,814
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,288,675	$1,917,025
Net realized gain (loss)	1,816,724	80,783,949
Change in net unrealized appreciation (depreciation)	190,870,415	158,023,113
Net increase (decrease) in net assets resulting from operations	196,975,814	240,724,087
Distributions to shareholders	(18,817,059)	-

Share transactions - net increase (decrease)	(128,087,809)	(240,917,348)
Total increase (decrease) in net assets	50,070,946	(193,261)

Net Assets
Beginning of period	1,633,137,958	1,633,331,219
End of period	$1,683,208,904	$1,633,137,958

Financial Highlights
Fidelity Advisor® Biotechnology Fund Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.34	$22.00	$32.58	$31.03	$25.48	$27.80
Income from Investment Operations
Net investment income (loss) A,B	.06	.02	(.06)	.07	.03	.03
Net realized and unrealized gain (loss)	3.41	3.32	(5.16)	4.42	7.40	(1.76)
Total from investment operations	3.47	3.34	(5.22)	4.49	7.43	(1.73)
Distributions from net investment income	(.32)	-	(.11)	(.13)	-	-
Distributions from net realized gain	-	-	(5.25)	(2.81)	(1.88)	(.59)
Total distributions	(.32)	-	(5.36)	(2.94)	(1.88)	(.59)
Net asset value, end of period	$28.49	$25.34	$22.00	$32.58	$31.03	$25.48
Total Return C,D,E	13.83%	15.18%	(18.95)%	14.03%	30.00%	(6.17)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.01% H	1.01%	1.00%	1.01%	1.02%	1.04%
Expenses net of fee waivers, if any	1.00% H	1.00%	1.00%	1.00%	1.02%	1.03%
Expenses net of all reductions	1.00% H	1.00%	1.00%	1.00%	1.02%	1.03%
Net investment income (loss)	.50% H	.07%	(.23)%	.20%	.11%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$673,288	$636,505	$594,911	$808,610	$722,896	$616,894
Portfolio turnover rate I	87% H	78%	43%	72%	66%	62%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Biotechnology Fund Class M

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.17	$20.17	$30.35	$29.08	$24.02	$26.32
Income from Investment Operations
Net investment income (loss) A,B	.03	(.05)	(.13)	(.02)	(.05)	(.04)
Net realized and unrealized gain (loss)	3.11	3.05	(4.73)	4.14	6.96	(1.67)
Total from investment operations	3.14	3.00	(4.86)	4.12	6.91	(1.71)
Distributions from net investment income	(.23)	-	(.07)	(.07)	-	-
Distributions from net realized gain	-	-	(5.25)	(2.78)	(1.85)	(.59)
Total distributions	(.23)	-	(5.32)	(2.85)	(1.85)	(.59)
Net asset value, end of period	$26.08	$23.17	$20.17	$30.35	$29.08	$24.02
Total Return C,D,E	13.70%	14.87%	(19.18)%	13.69%	29.64%	(6.44)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.28% H	1.29%	1.28%	1.28%	1.32%	1.34%
Expenses net of fee waivers, if any	1.27% H	1.28%	1.28%	1.28%	1.32%	1.34%
Expenses net of all reductions	1.27% H	1.28%	1.28%	1.28%	1.31%	1.34%
Net investment income (loss)	.23% H	(.20)%	(.51)%	(.07)%	(.18)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$121,231	$113,960	$109,815	$161,619	$144,568	$119,312
Portfolio turnover rate I	87% H	78%	43%	72%	66%	62%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Biotechnology Fund Class C

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.75	$17.27	$26.79	$25.97	$21.71	$23.96
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.13)	(.21)	(.15)	(.15)	(.14)
Net realized and unrealized gain (loss)	2.66	2.61	(4.07)	3.71	6.26	(1.52)
Total from investment operations	2.64	2.48	(4.28)	3.56	6.11	(1.66)
Distributions from net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	-	(5.24)	(2.73)	(1.85)	(.59)
Total distributions	-	-	(5.24)	(2.74)	(1.85)	(.59)
Net asset value, end of period	$22.39	$19.75	$17.27	$26.79	$25.97	$21.71
Total Return C,D,E	13.37%	14.36%	(19.54)%	13.15%	29.07%	(6.87)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.77% H	1.76%	1.75%	1.75%	1.77%	1.78%
Expenses net of fee waivers, if any	1.76% H	1.76%	1.74%	1.75%	1.77%	1.77%
Expenses net of all reductions	1.76% H	1.76%	1.74%	1.75%	1.76%	1.77%
Net investment income (loss)	(.26)% H	(.69)%	(.97)%	(.55)%	(.63)%	(.61)%
Supplemental Data
Net assets, end of period (000 omitted)	$101,768	$119,843	$168,797	$328,417	$384,420	$398,749
Portfolio turnover rate I	87% H	78%	43%	72%	66%	62%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Biotechnology Fund Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.71	$23.99	$35.00	$33.16	$27.08	$29.42
Income from Investment Operations
Net investment income (loss) A,B	.10	.09	.01	.17	.11	.11
Net realized and unrealized gain (loss)	3.73	3.63	(5.61)	4.72	7.88	(1.86)
Total from investment operations	3.83	3.72	(5.60)	4.89	7.99	(1.75)
Distributions from net investment income	(.41)	-	(.16)	(.21)	-	-
Distributions from net realized gain	-	-	(5.25)	(2.85)	(1.91)	(.59)
Total distributions	(.41)	-	(5.41)	(3.05) C	(1.91)	(.59)
Net asset value, end of period	$31.13	$27.71	$23.99	$35.00	$33.16	$27.08
Total Return D,E	14.00%	15.51%	(18.74)%	14.34%	30.32%	(5.89)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74% H	.74%	.73%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.73% H	.73%	.73%	.74%	.75%	.76%
Expenses net of all reductions	.73% H	.73%	.73%	.74%	.75%	.76%
Net investment income (loss)	.78% H	.34%	.04%	.47%	.38%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$715,601	$701,786	$697,079	$1,129,492	$1,092,145	$1,006,084
Portfolio turnover rate I	87% H	78%	43%	72%	66%	62%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Biotechnology Fund Class Z

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$27.81	$24.04	$35.05	$33.22	$27.10	$30.06
Income from Investment Operations
Net investment income (loss) B,C	.12	.13	.05	.21	.15	.16
Net realized and unrealized gain (loss)	3.73	3.64	(5.62)	4.74	7.90	(2.53)
Total from investment operations	3.85	3.77	(5.57)	4.95	8.05	(2.37)
Distributions from net investment income	(.47)	-	(.19)	(.26)	(.02)	-
Distributions from net realized gain	-	-	(5.25)	(2.87)	(1.91)	(.59)
Total distributions	(.47)	-	(5.44)	(3.12) D	(1.93)	(.59)
Net asset value, end of period	$31.19	$27.81	$24.04	$35.05	$33.22	$27.10
Total Return E,F	14.04%	15.68%	(18.63)%	14.49%	30.53%	(7.83)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.61% I	.61%	.61%	.61%	.62%	.63% I
Expenses net of fee waivers, if any	.60% I	.60%	.60%	.61%	.62%	.63% I
Expenses net of all reductions	.60% I	.60%	.60%	.61%	.62%	.62% I
Net investment income (loss)	.90% I	.47%	.16%	.60%	.51%	.73% I
Supplemental Data
Net assets, end of period (000 omitted)	$71,320	$61,044	$62,729	$89,641	$62,743	$30,116
Portfolio turnover rate J	87% I	78%	43%	72%	66%	62%

AFor the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Consumer Discretionary Fund
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Amazon.com, Inc.	24.4
Tesla, Inc.	9.4
The Home Depot, Inc.	5.0
Lowe's Companies, Inc.	4.4
TJX Companies, Inc.	4.0
Hilton Worldwide Holdings, Inc.	3.0
NIKE, Inc. Class B	2.9
McDonald's Corp.	2.9
Dick's Sporting Goods, Inc.	2.3
Booking Holdings, Inc.	2.3
60.6

Industries (% of Fund's net assets)

Broadline Retail	25.0
Specialty Retail	23.7
Hotels, Restaurants & Leisure	18.8
Automobiles	11.0
Textiles, Apparel & Luxury Goods	10.8
Household Durables	4.1
Automobile Components	3.6
Consumer Staples Distribution & Retail	2.1
Building Products	0.7
Leisure Products	0.3
Commercial Services & Supplies	0.2

Fidelity Advisor® Consumer Discretionary Fund
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 100.3%
	Shares	Value ($)
Automobile Components - 3.6%
Automotive Parts & Equipment - 3.6%
Adient PLC (a)	80,721	2,801,826
Aptiv PLC (a)	121,610	9,890,541
Magna International, Inc. Class A (b)	61,370	3,488,885
		16,181,252
Automobiles - 11.0%
Automobile Manufacturers - 11.0%
General Motors Co.	180,200	6,991,760
Tesla, Inc. (a)	226,025	42,332,222
		49,323,982
Broadline Retail - 25.0%
Broadline Retail - 25.0%
Amazon.com, Inc. (a)	706,669	109,675,029
Ollie's Bargain Outlet Holdings, Inc. (a)	36,043	2,592,573
		112,267,602
Building Products - 0.7%
Building Products - 0.7%
The AZEK Co., Inc. (a)	83,891	3,234,837
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Vestis Corp.	30,275	647,885
Consumer Staples Distribution & Retail - 2.1%
Consumer Staples Merchandise Retail - 1.1%
Dollar Tree, Inc. (a)	36,524	4,770,765
Food Distributors - 1.0%
Performance Food Group Co. (a)	63,872	4,642,217
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		9,412,982
Hotels, Restaurants & Leisure - 18.8%
Casinos & Gaming - 2.6%
Caesars Entertainment, Inc. (a)	50,541	2,217,234
Churchill Downs, Inc.	29,134	3,524,340
Penn Entertainment, Inc. (a)	90,905	2,049,908
Red Rock Resorts, Inc.	69,420	3,795,886
		11,587,368
Hotels, Resorts & Cruise Lines - 8.1%
Booking Holdings, Inc. (a)	2,927	10,266,365
Hilton Worldwide Holdings, Inc.	71,845	13,719,521
Marriott International, Inc. Class A	35,824	8,588,088
Royal Caribbean Cruises Ltd. (a)	31,370	3,999,675
		36,573,649
Restaurants - 8.1%
Aramark	58,999	1,715,691
Brinker International, Inc. (a)	26,720	1,143,349
Chipotle Mexican Grill, Inc. (a)	2,913	7,016,747
Domino's Pizza, Inc.	19,979	8,515,449
Dutch Bros, Inc. (a)	22,330	599,561
McDonald's Corp.	44,331	12,976,570
Starbucks Corp.	48,570	4,518,467
		36,485,834
TOTAL HOTELS, RESTAURANTS & LEISURE		84,646,851
Household Durables - 4.1%
Home Furnishings - 1.9%
Tempur Sealy International, Inc.	171,415	8,551,894
Homebuilding - 2.2%
KB Home	66,990	3,991,934
PulteGroup, Inc.	55,930	5,848,041
		9,839,975
TOTAL HOUSEHOLD DURABLES		18,391,869
Leisure Products - 0.3%
Leisure Products - 0.3%
Brunswick Corp.	17,800	1,436,104
Specialty Retail - 23.7%
Apparel Retail - 5.9%
Aritzia, Inc. (a)	177,000	4,306,348
Burlington Stores, Inc. (a)	22,013	4,207,785
TJX Companies, Inc.	190,659	18,095,446
		26,609,579
Automotive Retail - 1.0%
O'Reilly Automotive, Inc. (a)	4,280	4,378,654
Home Improvement Retail - 11.0%
Floor & Decor Holdings, Inc. Class A (a)(b)	73,268	7,367,830
Lowe's Companies, Inc.	91,747	19,527,431
The Home Depot, Inc.	63,493	22,410,489
		49,305,750
Homefurnishing Retail - 1.3%
Wayfair LLC Class A (a)	13,895	698,224
Williams-Sonoma, Inc. (b)	26,370	5,099,694
		5,797,918
Other Specialty Retail - 4.5%
Academy Sports & Outdoors, Inc.	77,800	4,880,394
Bath & Body Works, Inc.	24,508	1,045,511
Dick's Sporting Goods, Inc.	70,394	10,493,634
Five Below, Inc. (a)	13,650	2,449,629
Sally Beauty Holdings, Inc. (a)	113,780	1,401,770
		20,270,938
TOTAL SPECIALTY RETAIL		106,362,839
Textiles, Apparel & Luxury Goods - 10.8%
Apparel, Accessories & Luxury Goods - 5.5%
Levi Strauss & Co. Class A (b)	88,810	1,445,827
lululemon athletica, Inc. (a)	19,470	8,835,875
LVMH Moet Hennessy Louis Vuitton SE	2,077	1,728,186
PVH Corp.	43,419	5,221,569
Tapestry, Inc.	145,804	5,655,737
VF Corp.	107,340	1,766,816
		24,654,010
Footwear - 5.3%
Deckers Outdoor Corp. (a)	10,452	7,877,986
NIKE, Inc. Class B	127,912	12,986,905
On Holding AG (a)(b)	31,484	836,215
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	21,600	1,348,704
Wolverine World Wide, Inc.	113,980	952,873
		24,002,683
TOTAL TEXTILES, APPAREL & LUXURY GOODS		48,656,693
TOTAL COMMON STOCKS (Cost $245,580,994)		450,562,896

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	969,520	969,714
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	9,803,770	9,804,750
TOTAL MONEY MARKET FUNDS (Cost $10,774,464)		10,774,464

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $256,355,458)	461,337,360
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(12,090,874)
NET ASSETS - 100.0%	449,246,486

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	7,175,962	28,458,591	34,664,839	35,809	-	-	969,714	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	8,748,675	62,006,842	60,950,767	12,136	-	-	9,804,750	0.0%
Total	15,924,637	90,465,433	95,615,606	47,945	-	-	10,774,464

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	450,562,896	448,834,710	1,728,186	-

Money Market Funds	10,774,464	10,774,464	-	-
Total Investments in Securities:	461,337,360	459,609,174	1,728,186	-
Fidelity Advisor® Consumer Discretionary Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,322,201) - See accompanying schedule:
Unaffiliated issuers (cost $245,580,994)	$450,562,896
Fidelity Central Funds (cost $10,774,464)	10,774,464

Total Investment in Securities (cost $256,355,458)		$461,337,360
Foreign currency held at value (cost $21,151)		19,714
Receivable for investments sold		2,036,466
Receivable for fund shares sold		90,112
Dividends receivable		149,796
Distributions receivable from Fidelity Central Funds		2,574
Prepaid expenses		854
Other receivables		2,314
Total assets		463,639,190
Liabilities
Payable to custodian bank	$14,825
Payable for investments purchased	1,747,965
Payable for fund shares redeemed	2,428,143
Accrued management fee	199,432
Distribution and service plan fees payable	89,443
Other affiliated payables	78,527
Other payables and accrued expenses	29,794
Collateral on securities loaned	9,804,575
Total Liabilities		14,392,704
Net Assets		$449,246,486
Net Assets consist of:
Paid in capital		$232,918,423
Total accumulated earnings (loss)		216,328,063
Net Assets		$449,246,486

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($209,985,569 ÷ 5,425,068 shares)(a)		$38.71
Maximum offering price per share (100/94.25 of $38.71)		$41.07
Class M :
Net Asset Value and redemption price per share ($33,747,875 ÷ 956,337 shares)(a)		$35.29
Maximum offering price per share (100/96.50 of $35.29)		$36.57
Class C :
Net Asset Value and offering price per share ($35,392,401 ÷ 1,219,798 shares)(a)		$29.01
Class I :
Net Asset Value, offering price and redemption price per share ($134,348,058 ÷ 3,138,964 shares)		$42.80
Class Z :
Net Asset Value, offering price and redemption price per share ($35,772,583 ÷ 831,078 shares)		$43.04
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$1,706,024
Income from Fidelity Central Funds (including $12,136 from security lending)		47,945
Total Income		1,753,969
Expenses
Management fee	$1,217,434
Transfer agent fees	386,980
Distribution and service plan fees	524,125
Accounting fees	82,395
Custodian fees and expenses	3,075
Independent trustees' fees and expenses	1,367
Registration fees	59,920
Audit	32,960
Legal	560
Miscellaneous	1,066
Total expenses before reductions	2,309,882
Expense reductions	(20,210)
Total expenses after reductions		2,289,672
Net Investment income (loss)		(535,703)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,294,392
Redemptions in-kind	15,311,646
Foreign currency transactions	(1,906)
Total net realized gain (loss)		22,604,132
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(14,471,114)
Assets and liabilities in foreign currencies	(470)
Total change in net unrealized appreciation (depreciation)		(14,471,584)
Net gain (loss)		8,132,548
Net increase (decrease) in net assets resulting from operations		$7,596,845
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(535,703)	$(990,830)
Net realized gain (loss)	22,604,132	11,406,804
Change in net unrealized appreciation (depreciation)	(14,471,584)	43,207,276
Net increase (decrease) in net assets resulting from operations	7,596,845	53,623,250
Distributions to shareholders	-	(17,163,089)

Share transactions - net increase (decrease)	(66,460,317)	30,658,500
Total increase (decrease) in net assets	(58,863,472)	67,118,661

Net Assets
Beginning of period	508,109,958	440,991,297
End of period	$449,246,486	$508,109,958

Financial Highlights
Fidelity Advisor® Consumer Discretionary Fund Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$37.68	$35.05	$45.74	$33.70	$29.83	$28.22
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.09)	(.16)	(.20)	(.04)	(.02)
Net realized and unrealized gain (loss)	1.08	4.07	(7.62)	12.82	4.73	1.90
Total from investment operations	1.03	3.98	(7.78)	12.62	4.69	1.88
Distributions from net realized gain	-	(1.35)	(2.91)	(.58)	(.82)	(.27)
Total distributions	-	(1.35)	(2.91)	(.58)	(.82)	(.27)
Net asset value, end of period	$38.71	$37.68	$35.05	$45.74	$33.70	$29.83
Total Return C,D,E	2.73%	12.14%	(18.26)%	37.68%	16.03%	6.81%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.04% H	1.04%	1.01%	1.03%	1.07%	1.08%
Expenses net of fee waivers, if any	1.03% H	1.04%	1.01%	1.03%	1.07%	1.08%
Expenses net of all reductions	1.03% H	1.04%	1.01%	1.03%	1.06%	1.07%
Net investment income (loss)	(.28)% H	(.27)%	(.38)%	(.48)%	(.14)%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$209,986	$203,468	$188,092	$259,488	$159,603	$159,298
Portfolio turnover rate I	25% H,J	43%	34%	35%	41% J	60%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Consumer Discretionary Fund Class M

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$34.40	$32.20	$42.23	$31.23	$27.78	$26.36
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.16)	(.24)	(.29)	(.11)	(.09)
Net realized and unrealized gain (loss)	.98	3.71	(7.02)	11.87	4.38	1.78
Total from investment operations	.89	3.55	(7.26)	11.58	4.27	1.69
Distributions from net realized gain	-	(1.35)	(2.77)	(.58)	(.82)	(.27)
Total distributions	-	(1.35)	(2.77)	(.58)	(.82)	(.27)
Net asset value, end of period	$35.29	$34.40	$32.20	$42.23	$31.23	$27.78
Total Return C,D,E	2.59%	11.87%	(18.49)%	37.32%	15.70%	6.56%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.30% H	1.31%	1.28%	1.30%	1.34%	1.34%
Expenses net of fee waivers, if any	1.29% H	1.30%	1.27%	1.30%	1.34%	1.34%
Expenses net of all reductions	1.29% H	1.30%	1.27%	1.29%	1.33%	1.34%
Net investment income (loss)	(.54)% H	(.53)%	(.64)%	(.75)%	(.41)%	(.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$33,748	$35,811	$35,219	$48,288	$33,896	$32,792
Portfolio turnover rate I	25% H,J	43%	34%	35%	41% J	60%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Consumer Discretionary Fund Class C

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$28.35	$26.92	$35.82	$26.69	$23.97	$22.90
Income from Investment Operations
Net investment income (loss) A,B	(.14)	(.25)	(.36)	(.40)	(.21)	(.19)
Net realized and unrealized gain (loss)	.80	3.03	(5.87)	10.11	3.75	1.53
Total from investment operations	.66	2.78	(6.23)	9.71	3.54	1.34
Distributions from net realized gain	-	(1.35)	(2.67)	(.58)	(.82)	(.27)
Total distributions	-	(1.35)	(2.67)	(.58)	(.82)	(.27)
Net asset value, end of period	$29.01	$28.35	$26.92	$35.82	$26.69	$23.97
Total Return C,D,E	2.33%	11.32%	(18.88)%	36.66%	15.14%	6.02%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.80% H	1.80%	1.77%	1.79%	1.82%	1.83%
Expenses net of fee waivers, if any	1.79% H	1.79%	1.76%	1.79%	1.82%	1.83%
Expenses net of all reductions	1.79% H	1.79%	1.76%	1.79%	1.82%	1.82%
Net investment income (loss)	(1.03)% H	(1.02)%	(1.13)%	(1.24)%	(.90)%	(.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$35,392	$43,294	$54,035	$85,549	$65,223	$70,890
Portfolio turnover rate I	25% H,J	43%	34%	35%	41% J	60%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Consumer Discretionary Fund Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$41.61	$38.45	$49.91	$36.63	$32.27	$30.42
Income from Investment Operations
Net investment income (loss) A,B	- C	- C	(.05)	(.10)	.04	.06
Net realized and unrealized gain (loss)	1.19	4.51	(8.36)	13.96	5.14	2.06
Total from investment operations	1.19	4.51	(8.41)	13.86	5.18	2.12
Distributions from net realized gain	-	(1.35)	(3.05)	(.58)	(.82)	(.27)
Total distributions	-	(1.35)	(3.05)	(.58)	(.82)	(.27)
Net asset value, end of period	$42.80	$41.61	$38.45	$49.91	$36.63	$32.27
Total Return D,E	2.86%	12.45%	(18.04)%	38.05%	16.34%	7.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.77% H	.77%	.75%	.77%	.79%	.80%
Expenses net of fee waivers, if any	.76% H	.76%	.74%	.76%	.79%	.80%
Expenses net of all reductions	.76% H	.76%	.74%	.76%	.79%	.80%
Net investment income (loss)	(.01)% H	.01%	(.11)%	(.22)%	.13%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$134,348	$139,088	$118,859	$259,846	$134,907	$159,613
Portfolio turnover rate I	25% H,J	43%	34%	35%	41% J	60%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Consumer Discretionary Fund Class Z

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$41.82	$38.59	$50.10	$36.72	$32.31	$31.56
Income from Investment Operations
Net investment income (loss) B,C	.02	.05	- D	(.04)	.09	.10
Net realized and unrealized gain (loss)	1.20	4.53	(8.38)	14.00	5.14	.92
Total from investment operations	1.22	4.58	(8.38)	13.96	5.23	1.02
Distributions from net realized gain	-	(1.35)	(3.13)	(.58)	(.82)	(.27)
Total distributions	-	(1.35)	(3.13)	(.58)	(.82)	(.27)
Net asset value, end of period	$43.04	$41.82	$38.59	$50.10	$36.72	$32.31
Total Return E,F	2.92%	12.59%	(17.93)%	38.23%	16.48%	3.36%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64% I	.64%	.62%	.64%	.66%	.67% I
Expenses net of fee waivers, if any	.63% I	.64%	.62%	.64%	.66%	.66% I
Expenses net of all reductions	.63% I	.64%	.62%	.64%	.66%	.66% I
Net investment income (loss)	.12% I	.13%	.01%	(.09)%	.26%	.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$35,773	$86,450	$44,785	$87,644	$48,668	$6,786
Portfolio turnover rate J	25% I,K	43%	34%	35%	41% K	60%

AFor the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Energy Fund
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	24.1
Canadian Natural Resources Ltd.	5.5
Chevron Corp.	5.3
Marathon Petroleum Corp.	4.8
Schlumberger Ltd.	4.8
Occidental Petroleum Corp.	4.8
Cenovus Energy, Inc. (Canada)	4.7
Hess Corp.	4.1
Valero Energy Corp.	3.9
ConocoPhillips Co.	3.6
65.6

Industries (% of Fund's net assets)

Oil, Gas & Consumable Fuels	82.2
Energy Equipment & Services	16.6
Machinery	0.6
Independent Power and Renewable Electricity Producers	0.5

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity Advisor® Energy Fund
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
Energy Equipment & Services - 16.6%
Oil & Gas Drilling - 3.5%
Noble Corp. PLC	148,300	6,544,479
Odfjell Drilling Ltd.	691,156	2,579,369
Patterson-UTI Energy, Inc.	1,180,996	13,097,246
Shelf Drilling Ltd. (a)(b)(c)	513,728	1,470,271
Valaris Ltd. (a)	247,500	15,312,825
		39,004,190
Oil & Gas Equipment & Services - 13.1%
Halliburton Co.	990,400	35,307,760
NOV, Inc.	628,100	12,254,231
Oceaneering International, Inc. (a)	473,500	9,839,330
ProFrac Holding Corp. (a)(b)	279,500	2,210,845
ProPetro Holding Corp. (a)	425,100	3,596,346
Schlumberger Ltd.	1,093,318	53,244,587
TechnipFMC PLC	1,519,700	29,390,998
		145,844,097
TOTAL ENERGY EQUIPMENT & SERVICES		184,848,287
Independent Power and Renewable Electricity Producers - 0.5%
Independent Power Producers & Energy Traders - 0.5%
Vistra Corp.	127,100	5,214,913
Machinery - 0.6%
Industrial Machinery & Supplies & Components - 0.6%
Chart Industries, Inc. (a)(b)	58,300	6,804,776
Oil, Gas & Consumable Fuels - 82.2%
Integrated Oil & Gas - 41.4%
Cenovus Energy, Inc. (Canada)	3,234,500	52,398,683
Chevron Corp.	396,708	58,486,660
Exxon Mobil Corp.	2,605,661	267,888,008
Imperial Oil Ltd.	214,100	12,349,626
Occidental Petroleum Corp.	914,400	52,642,008
Occidental Petroleum Corp. warrants 8/3/27 (a)	36,987	1,319,696
Suncor Energy, Inc.	437,800	14,497,271
		459,581,952
Oil & Gas Exploration & Production - 24.2%
Antero Resources Corp. (a)	428,600	9,574,924
APA Corp.	123,100	3,856,723
Canadian Natural Resources Ltd.	951,400	60,886,203
Chord Energy Corp.	40,430	6,216,517
Civitas Resources, Inc.	12,944	838,901
ConocoPhillips Co.	361,450	40,435,412
Devon Energy Corp.	149,200	6,269,384
Diamondback Energy, Inc.	115,600	17,772,344
EOG Resources, Inc.	84,386	9,602,283
Hess Corp.	323,500	45,461,455
National Energy Services Reunited Corp. (a)	1,636,771	12,112,105
Northern Oil & Gas, Inc.	60,030	2,011,005
Ovintiv, Inc.	531,200	22,533,504
Pioneer Natural Resources Co.	74,525	17,128,081
Range Resources Corp.	381,500	11,078,760
SM Energy Co.	99,300	3,682,044
		269,459,645
Oil & Gas Refining & Marketing - 10.0%
Marathon Petroleum Corp.	323,378	53,551,397
Phillips 66 Co.	100,018	14,433,598
Valero Energy Corp.	310,300	43,100,670
		111,085,665
Oil & Gas Storage & Transportation - 6.6%
Cheniere Energy, Inc.	231,600	37,980,084
Energy Transfer LP	1,745,700	24,963,510
Golar LNG Ltd.	119,400	2,604,114
New Fortress Energy, Inc. (b)	233,100	7,745,913
		73,293,621
TOTAL OIL, GAS & CONSUMABLE FUELS		913,420,883
TOTAL COMMON STOCKS (Cost $680,882,562)		1,110,288,859

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	5,178,065	5,179,101
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	10,501,339	10,502,389
TOTAL MONEY MARKET FUNDS (Cost $15,681,490)		15,681,490

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $696,564,052)	1,125,970,349
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(14,504,434)
NET ASSETS - 100.0%	1,111,465,915

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,470,271 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,273,105	97,944,996	97,039,000	108,719	-	-	5,179,101	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	39,722,849	463,727,656	492,948,116	36,147	-	-	10,502,389	0.0%
Total	43,995,954	561,672,652	589,987,116	144,866	-	-	15,681,490

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,110,288,859	1,110,288,859	-	-

Money Market Funds	15,681,490	15,681,490	-	-
Total Investments in Securities:	1,125,970,349	1,125,970,349	-	-
Fidelity Advisor® Energy Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,880,392) - See accompanying schedule:
Unaffiliated issuers (cost $680,882,562)	$1,110,288,859
Fidelity Central Funds (cost $15,681,490)	15,681,490

Total Investment in Securities (cost $696,564,052)		$1,125,970,349
Foreign currency held at value (cost $50,348)		50,376
Receivable for fund shares sold		610,686
Dividends receivable		413,352
Distributions receivable from Fidelity Central Funds		14,330
Prepaid expenses		2,235
Other receivables		140,801
Total assets		1,127,202,129
Liabilities
Payable for investments purchased	$2,474,822
Payable for fund shares redeemed	1,723,389
Accrued management fee	485,380
Distribution and service plan fees payable	181,782
Other affiliated payables	185,210
Other payables and accrued expenses	183,566
Collateral on securities loaned	10,502,065
Total Liabilities		15,736,214
Net Assets		$1,111,465,915
Net Assets consist of:
Paid in capital		$858,145,792
Total accumulated earnings (loss)		253,320,123
Net Assets		$1,111,465,915

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($351,192,555 ÷ 8,266,822 shares)(a)		$42.48
Maximum offering price per share (100/94.25 of $42.48)		$45.07
Class M :
Net Asset Value and redemption price per share ($100,144,273 ÷ 2,289,999 shares)(a)		$43.73
Maximum offering price per share (100/96.50 of $43.73)		$45.32
Class C :
Net Asset Value and offering price per share ($79,428,427 ÷ 2,046,174 shares)(a)		$38.82
Class I :
Net Asset Value, offering price and redemption price per share ($485,020,928 ÷ 10,762,360 shares)		$45.07
Class Z :
Net Asset Value, offering price and redemption price per share ($95,679,732 ÷ 2,126,526 shares)		$44.99
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$17,264,737
Income from Fidelity Central Funds (including $36,147 from security lending)		144,866
Total Income		17,409,603
Expenses
Management fee	$3,398,055
Transfer agent fees	1,042,606
Distribution and service plan fees	1,188,472
Accounting fees	183,171
Custodian fees and expenses	22,213
Independent trustees' fees and expenses	3,930
Registration fees	75,168
Audit	28,042
Legal	1,105
Interest	5,888
Miscellaneous	2,897
Total expenses before reductions	5,951,547
Expense reductions	(55,073)
Total expenses after reductions		5,896,474
Net Investment income (loss)		11,513,129
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	66,208,267
Redemptions in-kind	42,342,401
Foreign currency transactions	(32,081)
Total net realized gain (loss)		108,518,587
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(163,162,222)
Assets and liabilities in foreign currencies	(490)
Total change in net unrealized appreciation (depreciation)		(163,162,712)
Net gain (loss)		(54,644,125)
Net increase (decrease) in net assets resulting from operations		$(43,130,996)
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,513,129	$35,265,025
Net realized gain (loss)	108,518,587	43,349,912
Change in net unrealized appreciation (depreciation)	(163,162,712)	113,842,540
Net increase (decrease) in net assets resulting from operations	(43,130,996)	192,457,477
Distributions to shareholders	(23,514,165)	(33,434,847)

Share transactions - net increase (decrease)	(183,176,892)	(175,324,623)
Total increase (decrease) in net assets	(249,822,053)	(16,301,993)

Net Assets
Beginning of period	1,361,287,968	1,377,589,961
End of period	$1,111,465,915	$1,361,287,968

Financial Highlights
Fidelity Advisor® Energy Fund Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$44.81	$39.49	$23.59	$16.59	$27.88	$37.52
Income from Investment Operations
Net investment income (loss) A,B	.37	.96	.80	.65 C	.57	.35
Net realized and unrealized gain (loss)	(1.82)	5.26	15.68	6.94	(11.42)	(9.76)
Total from investment operations	(1.45)	6.22	16.48	7.59	(10.85)	(9.41)
Distributions from net investment income	(.88)	(.90)	(.58)	(.59)	(.44)	(.18) D
Distributions from net realized gain	-	-	-	-	-	(.05) D
Total distributions	(.88)	(.90)	(.58)	(.59)	(.44)	(.23)
Net asset value, end of period	$42.48	$44.81	$39.49	$23.59	$16.59	$27.88
Total Return E,F,G	(3.23)%	15.94%	71.12%	46.78%	(39.54)%	(25.07)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.01% J	1.01%	1.05%	1.11%	1.14%	1.10%
Expenses net of fee waivers, if any	1.01% J	1.01%	1.04%	1.11%	1.14%	1.10%
Expenses net of all reductions	1.01% J	1.01%	1.04%	1.11%	1.12%	1.09%
Net investment income (loss)	1.67% J	2.29%	2.43%	3.15% C	2.62%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$351,193	$379,351	$361,023	$175,221	$114,321	$190,992
Portfolio turnover rate K	35% J,L	21%	37%	45%	84% L	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.60%.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Energy Fund Class M

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$46.03	$40.53	$24.20	$17.00	$28.53	$38.36
Income from Investment Operations
Net investment income (loss) A,B	.32	.88	.73	.60 C	.53	.27
Net realized and unrealized gain (loss)	(1.87)	5.39	16.11	7.13	(11.71)	(9.97)
Total from investment operations	(1.55)	6.27	16.84	7.73	(11.18)	(9.70)
Distributions from net investment income	(.75)	(.77)	(.51)	(.53)	(.35)	(.08) D
Distributions from net realized gain	-	-	-	-	-	(.05) D
Total distributions	(.75)	(.77)	(.51)	(.53)	(.35)	(.13)
Net asset value, end of period	$43.73	$46.03	$40.53	$24.20	$17.00	$28.53
Total Return E,F,G	(3.35)%	15.64%	70.66%	46.37%	(39.66)%	(25.28)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.27% J	1.27%	1.31%	1.38%	1.40%	1.37%
Expenses net of fee waivers, if any	1.26% J	1.27%	1.31%	1.38%	1.40%	1.36%
Expenses net of all reductions	1.26% J	1.27%	1.31%	1.38%	1.38%	1.36%
Net investment income (loss)	1.41% J	2.04%	2.16%	2.88% C	2.36%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$100,144	$109,406	$114,014	$62,519	$43,768	$87,147
Portfolio turnover rate K	35% J,L	21%	37%	45%	84% L	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.34%.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Energy Fund Class C

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$40.83	$36.08	$21.60	$15.23	$25.58	$34.39
Income from Investment Operations
Net investment income (loss) A,B	.19	.59	.51	.45 C	.39	.12
Net realized and unrealized gain (loss)	(1.65)	4.80	14.38	6.38	(10.52)	(8.93)
Total from investment operations	(1.46)	5.39	14.89	6.83	(10.13)	(8.81)
Distributions from net investment income	(.55)	(.64)	(.41)	(.46)	(.22)	-
Total distributions	(.55)	(.64)	(.41)	(.46)	(.22)	-
Net asset value, end of period	$38.82	$40.83	$36.08	$21.60	$15.23	$25.58
Total Return D,E,F	(3.57)%	15.09%	69.86%	45.68%	(39.95)%	(25.62)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.76% I	1.76%	1.79%	1.84%	1.86%	1.82%
Expenses net of fee waivers, if any	1.75% I	1.75%	1.78%	1.84%	1.86%	1.82%
Expenses net of all reductions	1.75% I	1.75%	1.78%	1.84%	1.84%	1.81%
Net investment income (loss)	.93% I	1.55%	1.69%	2.42% C	1.90%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$79,428	$94,348	$105,747	$56,068	$45,212	$90,437
Portfolio turnover rate J	35% I,K	21%	37%	45%	84% K	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.88%.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Energy Fund Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$47.54	$41.83	$24.95	$17.51	$29.39	$39.57
Income from Investment Operations
Net investment income (loss) A,B	.46	1.14	.97	.74 C	.67	.47
Net realized and unrealized gain (loss)	(1.93)	5.57	16.57	7.35	(12.02)	(10.31)
Total from investment operations	(1.47)	6.71	17.54	8.09	(11.35)	(9.84)
Distributions from net investment income	(1.00)	(1.00)	(.66)	(.65)	(.53)	(.30) D
Distributions from net realized gain	-	-	-	-	-	(.05) D
Total distributions	(1.00)	(1.00)	(.66)	(.65)	(.53)	(.34) E
Net asset value, end of period	$45.07	$47.54	$41.83	$24.95	$17.51	$29.39
Total Return F,G	(3.08)%	16.25%	71.63%	47.26%	(39.33)%	(24.85)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.74% J	.74%	.76%	.79%	.82%	.80%
Expenses net of fee waivers, if any	.73% J	.74%	.76%	.79%	.82%	.80%
Expenses net of all reductions	.73% J	.74%	.76%	.79%	.80%	.79%
Net investment income (loss)	1.94% J	2.57%	2.71%	3.47% C	2.95%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$485,021	$511,737	$533,005	$177,248	$154,575	$224,599
Portfolio turnover rate K	35% J,L	21%	37%	45%	84% L	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.93%.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Energy Fund Class Z

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$47.46	$41.75	$24.91	$17.48	$29.35	$39.35
Income from Investment Operations
Net investment income (loss) B,C	.50	1.19	1.02	.80 D	.69	.45
Net realized and unrealized gain (loss)	(1.94)	5.56	16.52	7.30	(11.97)	(10.03)
Total from investment operations	(1.44)	6.75	17.54	8.10	(11.28)	(9.58)
Distributions from net investment income	(1.03)	(1.04)	(.70)	(.67)	(.59)	(.37) E
Distributions from net realized gain	-	-	-	-	-	(.05) E
Total distributions	(1.03)	(1.04)	(.70)	(.67)	(.59)	(.42)
Net asset value, end of period	$44.99	$47.46	$41.75	$24.91	$17.48	$29.35
Total Return F,G	(3.02)%	16.40%	71.83%	47.47%	(39.22)%	(24.34)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.61% J	.62%	.63%	.65%	.66%	.65% J
Expenses net of fee waivers, if any	.60% J	.61%	.62%	.64%	.66%	.64% J
Expenses net of all reductions	.60% J	.61%	.62%	.64%	.64%	.64% J
Net investment income (loss)	2.07% J	2.69%	2.85%	3.62% D	3.10%	1.82% J
Supplemental Data
Net assets, end of period (000 omitted)	$95,680	$266,447	$263,802	$81,903	$40,742	$9,255
Portfolio turnover rate K	35% J,L	21%	37%	45%	84% L	47%

AFor the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.07%.

EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Financials Fund
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

MasterCard, Inc. Class A	9.8
Wells Fargo & Co.	7.7
Bank of America Corp.	6.4
Reinsurance Group of America, Inc.	3.8
Chubb Ltd.	3.3
Citigroup, Inc.	3.0
Morgan Stanley	2.5
Moody's Corp.	2.5
Apollo Global Management, Inc.	2.3
PNC Financial Services Group, Inc.	2.2
43.5

Industries (% of Fund's net assets)

Banks	36.2
Insurance	21.5
Financial Services	19.5
Capital Markets	18.2
Consumer Finance	3.5
Professional Services	1.0

Fidelity Advisor® Financials Fund
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
Banks - 36.2%
Diversified Banks - 22.7%
Bank of America Corp.	817,556	27,805,080
Citigroup, Inc.	231,905	13,026,104
KeyCorp	473,000	6,872,690
PNC Financial Services Group, Inc.	62,700	9,480,867
U.S. Bancorp	188,100	7,813,674
Wells Fargo & Co.	659,328	33,085,079
		98,083,494
Regional Banks - 13.5%
Associated Banc-Corp.	203,900	4,283,939
BOK Financial Corp.	28,800	2,414,592
Cadence Bank	96,224	2,561,483
East West Bancorp, Inc. (a)	71,100	5,176,791
Eastern Bankshares, Inc.	159,300	2,223,828
First Hawaiian, Inc.	121,500	2,635,335
First Interstate Bancsystem, Inc.	146,052	4,019,351
Heartland Financial U.S.A., Inc.	75,628	2,682,525
M&T Bank Corp.	58,588	8,091,003
Popular, Inc.	102,571	8,764,692
Truist Financial Corp.	197,900	7,334,174
UMB Financial Corp.	37,100	3,060,750
WesBanco, Inc.	84,400	2,476,296
Wintrust Financial Corp.	24,366	2,363,015
		58,087,774
TOTAL BANKS		156,171,268
Capital Markets - 18.2%
Asset Management & Custody Banks - 7.6%
AllianceBernstein Holding LP	168,100	5,639,755
Bank of New York Mellon Corp.	103,600	5,745,656
Blue Owl Capital, Inc. Class A	175,400	2,725,716
Carlyle Group LP	46,900	1,876,938
Northern Trust Corp.	63,800	5,081,032
Patria Investments Ltd.	281,300	4,014,151
State Street Corp.	104,800	7,741,576
		32,824,824
Financial Exchanges & Data - 4.3%
Bolsa Mexicana de Valores S.A.B. de CV	1,735,900	3,516,883
MarketAxess Holdings, Inc.	18,100	4,081,731
Moody's Corp.	27,500	10,781,100
		18,379,714
Investment Banking & Brokerage - 6.3%
Lazard, Inc. Class A	107,852	4,204,071
Morgan Stanley	124,000	10,817,760
Raymond James Financial, Inc.	47,750	5,261,095
Stifel Financial Corp.	66,900	4,880,355
Virtu Financial, Inc. Class A	124,060	2,082,967
		27,246,248
TOTAL CAPITAL MARKETS		78,450,786
Consumer Finance - 3.5%
Consumer Finance - 3.5%
Discover Financial Services	74,100	7,819,032
FirstCash Holdings, Inc.	41,971	4,817,012
OneMain Holdings, Inc.	57,400	2,732,240
		15,368,284
Financial Services - 19.5%
Commercial & Residential Mortgage Finance - 1.5%
Essent Group Ltd.	76,800	4,236,288
Walker & Dunlop, Inc.	23,500	2,269,865
		6,506,153
Diversified Financial Services - 3.5%
Apollo Global Management, Inc.	99,500	9,989,800
Corebridge Financial, Inc.	211,301	5,107,145
		15,096,945
Multi-Sector Holdings - 0.6%
Cannae Holdings, Inc. (b)	128,540	2,602,935
Transaction & Payment Processing Services - 13.9%
Fiserv, Inc. (b)	56,600	8,029,842
FleetCor Technologies, Inc. (b)	15,000	4,348,950
Global Payments, Inc.	42,100	5,608,983
MasterCard, Inc. Class A	93,800	42,137,772
		60,125,547
TOTAL FINANCIAL SERVICES		84,331,580
Insurance - 21.5%
Insurance Brokers - 4.6%
Arthur J. Gallagher & Co.	25,700	5,966,512
BRP Group, Inc. (b)	202,504	4,544,190
Marsh & McLennan Companies, Inc.	47,800	9,265,552
		19,776,254
Life & Health Insurance - 1.3%
Globe Life, Inc.	46,427	5,702,164
Multi-Line Insurance - 0.0%
Assurant, Inc.	200	33,590
Property & Casualty Insurance - 11.7%
American Financial Group, Inc.	49,200	5,923,680
Beazley PLC	483,300	3,334,987
Chubb Ltd.	59,000	14,455,000
Direct Line Insurance Group PLC (b)	1,510,900	3,243,610
Fidelity National Financial, Inc.	83,400	4,172,502
First American Financial Corp.	49,819	3,006,577
Hartford Financial Services Group, Inc.	85,500	7,435,080
Hiscox Ltd.	423,800	5,580,279
Lancashire Holdings Ltd.	426,200	3,278,548
		50,430,263
Reinsurance - 3.9%
Enstar Group Ltd. (b)	1,149	306,657
Reinsurance Group of America, Inc.	94,900	16,502,161
		16,808,818
TOTAL INSURANCE		92,751,089
Professional Services - 1.0%
Research & Consulting Services - 1.0%
Dun & Bradstreet Holdings, Inc.	365,000	4,230,350
TOTAL COMMON STOCKS (Cost $349,755,765)		431,303,357

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,037,696	1,037,904
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	4,941,406	4,941,900
TOTAL MONEY MARKET FUNDS (Cost $5,979,804)		5,979,804

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $355,735,569)	437,283,161
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(5,774,553)
NET ASSETS - 100.0%	431,508,608

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	53,046,060	52,008,156	28,298	-	-	1,037,904	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,295,125	32,331,811	30,685,036	2,011	-	-	4,941,900	0.0%
Total	3,295,125	85,377,871	82,693,192	30,309	-	-	5,979,804

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	431,303,357	431,303,357	-	-

Money Market Funds	5,979,804	5,979,804	-	-
Total Investments in Securities:	437,283,161	437,283,161	-	-
Fidelity Advisor® Financials Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,703,526) - See accompanying schedule:
Unaffiliated issuers (cost $349,755,765)	$431,303,357
Fidelity Central Funds (cost $5,979,804)	5,979,804

Total Investment in Securities (cost $355,735,569)		$437,283,161
Receivable for fund shares sold		155,252
Dividends receivable		352,389
Distributions receivable from Fidelity Central Funds		4,896
Prepaid expenses		1,090
Total assets		437,796,788
Liabilities
Payable for investments purchased	$430,117
Payable for fund shares redeemed	523,557
Accrued management fee	186,261
Distribution and service plan fees payable	94,664
Other affiliated payables	74,779
Other payables and accrued expenses	36,902
Collateral on securities loaned	4,941,900
Total Liabilities		6,288,180
Net Assets		$431,508,608
Net Assets consist of:
Paid in capital		$348,348,383
Total accumulated earnings (loss)		83,160,225
Net Assets		$431,508,608

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($176,706,825 ÷ 6,289,850 shares)(a)		$28.09
Maximum offering price per share (100/94.25 of $28.09)		$29.80
Class M :
Net Asset Value and redemption price per share ($66,892,122 ÷ 2,411,501 shares)(a)		$27.74
Maximum offering price per share (100/96.50 of $27.74)		$28.75
Class C :
Net Asset Value and offering price per share ($36,552,563 ÷ 1,400,624 shares)(a)		$26.10
Class I :
Net Asset Value, offering price and redemption price per share ($107,942,372 ÷ 3,710,041 shares)		$29.09
Class Z :
Net Asset Value, offering price and redemption price per share ($43,414,726 ÷ 1,494,645 shares)		$29.05
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$6,098,163
Interest		40,453
Income from Fidelity Central Funds (including $2,011 from security lending)		30,309
Total Income		6,168,925
Expenses
Management fee	$1,093,530
Transfer agent fees	355,181
Distribution and service plan fees	537,953
Accounting fees	74,079
Custodian fees and expenses	19,207
Independent trustees' fees and expenses	1,260
Registration fees	59,941
Audit	28,061
Legal	2,899
Miscellaneous	1,111
Total expenses before reductions	2,173,222
Expense reductions	(17,941)
Total expenses after reductions		2,155,281
Net Investment income (loss)		4,013,644
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,032,559
Redemptions in-kind	7,051,602
Foreign currency transactions	2,235
Total net realized gain (loss)		13,086,396
Change in net unrealized appreciation (depreciation) on investment securities		20,077,707
Net gain (loss)		33,164,103
Net increase (decrease) in net assets resulting from operations		$37,177,747
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,013,644	$10,530,140
Net realized gain (loss)	13,086,396	(3,804,150)
Change in net unrealized appreciation (depreciation)	20,077,707	9,650,146
Net increase (decrease) in net assets resulting from operations	37,177,747	16,376,136
Distributions to shareholders	(8,982,095)	(30,785,451)

Share transactions - net increase (decrease)	(69,948,064)	(23,222,656)
Total increase (decrease) in net assets	(41,752,412)	(37,631,971)

Net Assets
Beginning of period	473,261,020	510,892,991
End of period	$431,508,608	$473,261,020

Financial Highlights
Fidelity Advisor® Financials Fund Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.84	$26.31	$28.41	$18.00	$21.47	$21.84
Income from Investment Operations
Net investment income (loss) A,B	.24	.51	.44	.42	.40	.27
Net realized and unrealized gain (loss)	2.65	.50	(1.32)	10.55	(3.59)	.07
Total from investment operations	2.89	1.01	(.88)	10.97	(3.19)	.34
Distributions from net investment income	(.64)	(.45)	(.43)	(.45)	(.28)	(.18)
Distributions from net realized gain	-	(1.03)	(.80)	(.11)	-	(.53)
Total distributions	(.64)	(1.48)	(1.22) C	(.56)	(.28)	(.71)
Net asset value, end of period	$28.09	$25.84	$26.31	$28.41	$18.00	$21.47
Total Return D,E,F	11.21%	4.17%	(3.40)%	61.84%	(15.15)%	2.05%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.06% I	1.05%	1.03%	1.07%	1.09%	1.08%
Expenses net of fee waivers, if any	1.05% I	1.04%	1.03%	1.07%	1.09%	1.07%
Expenses net of all reductions	1.05% I	1.04%	1.03%	1.06%	1.08%	1.07%
Net investment income (loss)	1.89% I	2.02%	1.55%	1.76%	1.97%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$176,707	$169,271	$189,413	$181,251	$104,761	$145,799
Portfolio turnover rate J	46% I,K	55%	40%	51%	88% K	51%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Financials Fund Class M

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.49	$25.98	$28.08	$17.79	$21.23	$21.60
Income from Investment Operations
Net investment income (loss) A,B	.21	.44	.37	.36	.34	.21
Net realized and unrealized gain (loss)	2.61	.49	(1.31)	10.44	(3.55)	.07
Total from investment operations	2.82	.93	(.94)	10.80	(3.21)	.28
Distributions from net investment income	(.57)	(.39)	(.37)	(.39)	(.23)	(.13)
Distributions from net realized gain	-	(1.03)	(.80)	(.11)	-	(.53)
Total distributions	(.57)	(1.42)	(1.16) C	(.51) C	(.23)	(.65) C
Net asset value, end of period	$27.74	$25.49	$25.98	$28.08	$17.79	$21.23
Total Return D,E,F	11.12%	3.88%	(3.63)%	61.48%	(15.38)%	1.77%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.30% I	1.29%	1.28%	1.32%	1.35%	1.34%
Expenses net of fee waivers, if any	1.29% I	1.28%	1.28%	1.32%	1.35%	1.34%
Expenses net of all reductions	1.29% I	1.28%	1.28%	1.31%	1.34%	1.33%
Net investment income (loss)	1.65% I	1.78%	1.30%	1.51%	1.72%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$66,892	$64,588	$69,176	$60,508	$34,828	$48,210
Portfolio turnover rate J	46% I,K	55%	40%	51%	88% K	51%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Financials Fund Class C

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.92	$24.44	$26.48	$16.80	$20.04	$20.41
Income from Investment Operations
Net investment income (loss) A,B	.14	.30	.21	.22	.23	.11
Net realized and unrealized gain (loss)	2.45	.46	(1.23)	9.85	(3.37)	.07
Total from investment operations	2.59	.76	(1.02)	10.07	(3.14)	.18
Distributions from net investment income	(.41)	(.25)	(.23)	(.28)	(.10)	(.03)
Distributions from net realized gain	-	(1.03)	(.80)	(.11)	-	(.53)
Total distributions	(.41)	(1.28)	(1.02) C	(.39)	(.10)	(.55) C
Net asset value, end of period	$26.10	$23.92	$24.44	$26.48	$16.80	$20.04
Total Return D,E,F	10.84%	3.38%	(4.13)%	60.62%	(15.79)%	1.29%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.81% I	1.79%	1.79%	1.83%	1.84%	1.83%
Expenses net of fee waivers, if any	1.80% I	1.79%	1.78%	1.82%	1.84%	1.82%
Expenses net of all reductions	1.80% I	1.79%	1.78%	1.82%	1.83%	1.82%
Net investment income (loss)	1.15% I	1.27%	.80%	1.00%	1.22%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$36,553	$41,339	$58,177	$57,856	$41,947	$71,609
Portfolio turnover rate J	46% I,K	55%	40%	51%	88% K	51%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Financials Fund Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.77	$27.20	$29.32	$18.55	$22.11	$22.47
Income from Investment Operations
Net investment income (loss) A,B	.29	.60	.54	.52	.47	.33
Net realized and unrealized gain (loss)	2.74	.52	(1.37)	10.86	(3.69)	.08
Total from investment operations	3.03	1.12	(.83)	11.38	(3.22)	.41
Distributions from net investment income	(.71)	(.53)	(.50)	(.50)	(.34)	(.25)
Distributions from net realized gain	-	(1.03)	(.80)	(.11)	-	(.53)
Total distributions	(.71)	(1.55) C	(1.29) C	(.61)	(.34)	(.77) C
Net asset value, end of period	$29.09	$26.77	$27.20	$29.32	$18.55	$22.11
Total Return D,E	11.35%	4.47%	(3.13)%	62.31%	(14.91)%	2.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.78% H	.77%	.76%	.79%	.80%	.80%
Expenses net of fee waivers, if any	.78% H	.77%	.76%	.79%	.80%	.79%
Expenses net of all reductions	.78% H	.77%	.76%	.78%	.78%	.79%
Net investment income (loss)	2.17% H	2.29%	1.82%	2.04%	2.27%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$107,942	$110,244	$131,118	$118,424	$85,299	$107,059
Portfolio turnover rate I	46% H,J	55%	40%	51%	88% J	51%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Financials Fund Class Z

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$26.71	$27.16	$29.28	$18.53	$22.09	$21.99
Income from Investment Operations
Net investment income (loss) B,C	.30	.63	.57	.54	.49	.25
Net realized and unrealized gain (loss)	2.75	.51	(1.37)	10.86	(3.67)	.66
Total from investment operations	3.05	1.14	(.80)	11.40	(3.18)	.91
Distributions from net investment income	(.71)	(.57)	(.53)	(.54)	(.38)	(.29)
Distributions from net realized gain	-	(1.03)	(.80)	(.11)	-	(.53)
Total distributions	(.71)	(1.59) D	(1.32) D	(.65)	(.38)	(.81) D
Net asset value, end of period	$29.05	$26.71	$27.16	$29.28	$18.53	$22.09
Total Return E,F	11.47%	4.58%	(3.03)%	62.53%	(14.79)%	4.72%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.65% I	.64%	.64%	.66%	.67%	.66% I
Expenses net of fee waivers, if any	.64% I	.64%	.63%	.66%	.67%	.65% I
Expenses net of all reductions	.64% I	.64%	.63%	.65%	.65%	.65% I
Net investment income (loss)	2.30% I	2.42%	1.95%	2.17%	2.40%	1.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$43,415	$87,819	$63,009	$49,214	$30,790	$7,041
Portfolio turnover rate J	46% I,K	55%	40%	51%	88% K	51%

AFor the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Health Care Fund
Consolidated Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Boston Scientific Corp.	10.0
Eli Lilly & Co.	8.0
UnitedHealth Group, Inc.	7.1
Danaher Corp.	6.7
Merck & Co., Inc.	4.8
Regeneron Pharmaceuticals, Inc.	4.6
Penumbra, Inc.	4.1
CVS Health Corp.	3.6
Cigna Group	3.6
Thermo Fisher Scientific, Inc.	2.8
55.3

Industries (% of Fund's net assets)

Health Care Equipment & Supplies	24.8
Health Care Providers & Services	23.3
Biotechnology	19.3
Pharmaceuticals	16.8
Life Sciences Tools & Services	13.4
Health Care Technology	2.2
Financial Services	0.2

Fidelity Advisor® Health Care Fund
Consolidated Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
Biotechnology - 18.7%
Biotechnology - 18.7%
Acelyrin, Inc. (a)	600,000	4,572,000
Acumen Pharmaceuticals, Inc. (b)	600,000	1,908,000
Allogene Therapeutics, Inc. (a)(b)	2,883,755	10,150,818
Alnylam Pharmaceuticals, Inc. (b)	234,000	40,460,940
Arcellx, Inc. (b)	280,000	17,315,200
Arcus Biosciences, Inc. (b)	450,000	6,813,000
Argenx SE ADR (b)	176,000	66,969,760
Ascendis Pharma A/S sponsored ADR (b)	545,000	70,811,850
Avidity Biosciences, Inc. (a)(b)	794,880	9,721,382
Blueprint Medicines Corp. (b)	510,000	40,560,300
Cargo Therapeutics, Inc. (a)	640,301	14,093,025
Caris Life Sciences, Inc. (b)(c)(d)	1,098,028	3,030,557
Celldex Therapeutics, Inc. (b)	450,000	15,849,000
Cytokinetics, Inc. (a)(b)	1,000,000	78,130,000
Immunocore Holdings PLC ADR (a)(b)	236,462	17,093,838
Janux Therapeutics, Inc. (b)	350,000	2,996,000
Keros Therapeutics, Inc. (b)	420,000	23,251,200
Legend Biotech Corp. ADR (b)	1,200,000	66,072,000
Morphic Holding, Inc. (b)	250,000	7,922,500
Nuvalent, Inc. Class A (a)(b)	425,300	31,969,801
Poseida Therapeutics, Inc. (a)(b)	1,292,498	4,446,193
Regeneron Pharmaceuticals, Inc. (b)	235,000	221,553,300
Repligen Corp. (a)(b)	64,000	12,121,600
Spyre Therapeutics, Inc. (a)(b)	330,000	8,550,300
Summit Therapeutics, Inc. (b)	93,740	367,461
Vaxcyte, Inc. (b)	920,000	65,706,400
Viridian Therapeutics, Inc. (b)	750,000	14,437,500
Xencor, Inc. (b)	91,200	1,705,440
Xenon Pharmaceuticals, Inc. (b)	780,000	35,271,600
Zentalis Pharmaceuticals, Inc. (b)	560,000	6,636,000
		900,486,965
Health Care Equipment & Supplies - 24.8%
Health Care Equipment - 24.8%
Boston Scientific Corp. (b)	7,600,000	480,775,999
Edwards Lifesciences Corp. (b)	950,000	74,546,500
Glaukos Corp. (b)	600,000	53,418,000
Inspire Medical Systems, Inc. (a)(b)	380,000	80,130,600
Insulet Corp. (b)	400,000	76,348,000
Intuitive Surgical, Inc. (b)	136,000	51,437,920
Masimo Corp. (a)(b)	670,000	86,389,800
Outset Medical, Inc. (a)(b)	600,000	1,824,000
Penumbra, Inc. (b)	785,000	197,969,150
PROCEPT BioRobotics Corp. (a)(b)	400,000	18,520,000
Shockwave Medical, Inc. (b)	75,000	16,968,750
Stryker Corp.	180,000	60,386,400
		1,198,715,119
Health Care Providers & Services - 23.3%
Health Care Facilities - 2.2%
Acadia Healthcare Co., Inc. (b)	480,000	39,427,200
Surgery Partners, Inc. (b)	2,180,000	66,904,200
		106,331,400
Health Care Services - 10.0%
agilon health, Inc. (a)(b)	6,500,000	38,285,000
BrightSpring Health Services, Inc. (a)	1,750,000	19,285,000
Cigna Group	570,000	171,541,500
CVS Health Corp.	2,350,000	174,769,500
LifeStance Health Group, Inc. (b)	5,400,000	32,292,000
Privia Health Group, Inc. (a)(b)	2,280,000	45,964,800
		482,137,800
Managed Health Care - 11.1%
Alignment Healthcare, Inc. (b)	2,785,231	18,661,048
Centene Corp. (b)	1,780,000	134,051,800
Humana, Inc.	28,000	10,585,680
Molina Healthcare, Inc. (b)	82,500	29,406,300
UnitedHealth Group, Inc.	670,000	342,865,800
		535,570,628
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,124,039,828
Health Care Technology - 1.9%
Health Care Technology - 1.9%
Evolent Health, Inc.	803,226	23,622,877
Evolent Health, Inc. Class A (b)	320,000	9,411,200
Phreesia, Inc. (b)	800,000	20,384,000
Veeva Systems, Inc. Class A (b)	185,000	38,370,850
		91,788,927
Life Sciences Tools & Services - 13.4%
Life Sciences Tools & Services - 13.4%
10X Genomics, Inc. (a)(b)	1,596,306	66,518,071
Bruker Corp.	630,000	45,051,300
Danaher Corp.	1,340,000	321,479,400
IQVIA Holdings, Inc. (b)	240,000	49,975,200
Lonza Group AG	42,000	20,534,041
Thermo Fisher Scientific, Inc.	250,000	134,745,000
West Pharmaceutical Services, Inc.	28,000	10,444,840
		648,747,852
Pharmaceuticals - 16.7%
Pharmaceuticals - 16.7%
AstraZeneca PLC (United Kingdom)	585,000	77,557,453
Edgewise Therapeutics, Inc. (b)	300,000	5,349,000
Eli Lilly & Co.	600,000	387,366,000
Enliven Therapeutics, Inc. (b)	280,000	4,396,000
Merck & Co., Inc.	1,900,000	229,482,000
Pharvaris BV (b)	458,789	13,717,791
Royalty Pharma PLC	1,760,000	49,966,400
Structure Therapeutics, Inc. ADR	380,000	16,575,600
UCB SA	128,000	12,076,174
Verona Pharma PLC ADR (b)	400,000	7,340,000
		803,826,418
TOTAL COMMON STOCKS (Cost $3,081,464,298)		4,767,605,109

Convertible Preferred Stocks - 1.2%
	Shares	Value ($)
Biotechnology - 0.6%
Biotechnology - 0.6%
Asimov, Inc. Series B (b)(c)(d)	67,547	3,044,343
Caris Life Sciences, Inc. Series D (b)(c)(d)	2,082,481	5,747,648
Cleerly, Inc. Series C (b)(c)(d)	882,089	9,535,382
Element Biosciences, Inc. Series C (b)(c)(d)	376,690	5,646,583
ElevateBio LLC Series C (b)(c)(d)	163,300	540,523
Inscripta, Inc. Series E (b)(c)(d)	826,424	2,727,199
		27,241,678
Financial Services - 0.2%
Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (b)(c)(d)(e)	327,591	3,803,332
Specialized Finance - 0.1%
Saluda Medical, Inc. Series E (c)(d)	781,583	6,745,061
TOTAL FINANCIAL SERVICES		10,548,393
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (b)(c)(d)	236,142	1,400,322
Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1 (b)(c)(d)	130,618	6,269,664
Series E1 (b)(c)(d)	46,526	2,233,248
Omada Health, Inc. Series E (b)(c)(d)	1,456,953	6,177,481
Wugen, Inc. Series B (b)(c)(d)	300,054	1,701,306
		16,381,699
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(c)(d)	2,552,870	2,833,686
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $91,163,913)		58,405,778

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g) (Cost $182,968,787)	182,950,492	182,968,787

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $3,355,596,998)	5,008,979,674
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(181,328,362)
NET ASSETS - 100.0%	4,827,651,312

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,436,335 or 1.3% of net assets.

(d)	Level 3 security
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	5,001,455

Aledade, Inc. Series E1	5/20/22	2,317,665

Asimov, Inc. Series B	10/29/21	6,260,303

Caris Life Sciences, Inc.	10/06/22	6,148,957

Caris Life Sciences, Inc. Series D	5/11/21	16,868,096

Cleerly, Inc. Series C	7/08/22	10,391,538

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	3,353,960

Element Biosciences, Inc. Series C	6/21/21	7,743,503

ElevateBio LLC Series C	3/09/21	685,044

Galvanize Therapeutics Series B	3/29/22	4,419,746

Inscripta, Inc. Series E	3/30/21	7,297,324

Omada Health, Inc. Series E	12/22/21	8,734,725

Saluda Medical, Inc. Series E	4/06/23	6,310,345

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	9,402,913

Wugen, Inc. Series B	7/09/21	2,326,889

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	41,922,825	383,131,480	425,054,305	478,097	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	260,931,533	414,913,046	492,875,792	121,365	-	-	182,968,787	0.7%
Total	302,854,358	798,044,526	917,930,097	599,462	-	-	182,968,787

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	4,767,605,109	4,666,483,058	98,091,494	3,030,557

Convertible Preferred Stocks	58,405,778	-	-	58,405,778

Money Market Funds	182,968,787	182,968,787	-	-
Total Investments in Securities:	5,008,979,674	4,849,451,845	98,091,494	61,436,335

The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$71,533,558
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(9,605,077)
Cost of Purchases	-
Proceeds of Sales	(3,522,703)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$58,405,778
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$(9,607,442)
Other Investments in Securities
Beginning Balance	$6,148,957
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(3,118,400)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$3,030,557
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$(3,118,400)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Fidelity Advisor® Health Care Fund
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $177,722,014) - See accompanying schedule:
Unaffiliated issuers (cost $3,172,628,211)	$4,826,010,887
Fidelity Central Funds (cost $182,968,787)	182,968,787

Total Investment in Securities (cost $3,355,596,998)		$5,008,979,674
Foreign currency held at value (cost $867,717)		867,478
Receivable for investments sold		27,570,495
Receivable for fund shares sold		2,953,489
Dividends receivable		3,033,916
Distributions receivable from Fidelity Central Funds		43,403
Prepaid expenses		8,679
Total assets		5,043,457,134
Liabilities
Payable to custodian bank	$1,250,357
Payable for investments purchased	21,616,458
Payable for fund shares redeemed	6,397,739
Accrued management fee	2,122,765
Distribution and service plan fees payable	679,371
Other affiliated payables	708,351
Other payables and accrued expenses	63,872
Collateral on securities loaned	182,966,909
Total Liabilities		215,805,822
Net Assets		$4,827,651,312
Net Assets consist of:
Paid in capital		$3,134,424,930
Total accumulated earnings (loss)		1,693,226,382
Net Assets		$4,827,651,312

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,452,056,897 ÷ 24,087,765 shares)(a)		$60.28
Maximum offering price per share (100/94.25 of $60.28)		$63.96
Class M :
Net Asset Value and redemption price per share ($300,043,670 ÷ 5,453,606 shares)(a)		$55.02
Maximum offering price per share (100/96.50 of $55.02)		$57.02
Class C :
Net Asset Value and offering price per share ($296,454,408 ÷ 6,660,880 shares)(a)		$44.51
Class I :
Net Asset Value, offering price and redemption price per share ($2,169,047,687 ÷ 32,335,434 shares)		$67.08
Class Z :
Net Asset Value, offering price and redemption price per share ($610,048,650 ÷ 9,062,779 shares)		$67.31
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$16,228,460
Income from Fidelity Central Funds (including $121,365 from security lending)		599,462
Total Income		16,827,922
Expenses
Management fee	$13,114,224
Transfer agent fees	3,890,713
Distribution and service plan fees	4,062,528
Accounting fees	461,263
Custodian fees and expenses	26,598
Independent trustees' fees and expenses	15,288
Registration fees	102,275
Audit	27,553
Legal	5,865
Interest	37,301
Miscellaneous	11,636
Total expenses before reductions	21,755,244
Expense reductions	(214,557)
Total expenses after reductions		21,540,687
Net Investment income (loss)		(4,712,765)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	98,629,034
Foreign currency transactions	17,584
Total net realized gain (loss)		98,646,618
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(103,385,673)
Assets and liabilities in foreign currencies	17,008
Total change in net unrealized appreciation (depreciation)		(103,368,665)
Net gain (loss)		(4,722,047)
Net increase (decrease) in net assets resulting from operations		$(9,434,812)
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,712,765)	$(17,932,909)
Net realized gain (loss)	98,646,618	45,561,038
Change in net unrealized appreciation (depreciation)	(103,368,665)	188,268,771
Net increase (decrease) in net assets resulting from operations	(9,434,812)	215,896,900

Share transactions - net increase (decrease)	(834,842,694)	(425,461,599)
Total increase (decrease) in net assets	(844,277,506)	(209,564,699)

Net Assets
Beginning of period	5,671,928,818	5,881,493,517
End of period	$4,827,651,312	$5,671,928,818

Consolidated Financial Highlights
Fidelity Advisor® Health Care Fund Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$59.73	$57.59	$69.58	$61.07	$49.21	$50.14
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.24)	(.26)	(.26)	(.04)	(.07)
Net realized and unrealized gain (loss)	.64	2.38	(7.58)	12.55	12.08	1.36
Total from investment operations	.55	2.14	(7.84)	12.29	12.04	1.29
Distributions from net investment income	-	-	-	(.16)	-	-
Distributions from net realized gain	-	-	(4.15)	(3.62)	(.18)	(2.22)
Total distributions	-	-	(4.15)	(3.78)	(.18)	(2.22)
Net asset value, end of period	$60.28	$59.73	$57.59	$69.58	$61.07	$49.21
Total Return C,D,E	.92%	3.72%	(11.90)%	20.70%	24.50%	2.87%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.98% H	.98%	.97%	.98%	1.01%	1.02%
Expenses net of fee waivers, if any	.97% H	.97%	.97%	.98%	1.00%	1.02%
Expenses net of all reductions	.97% H	.97%	.97%	.98%	1.00%	1.02%
Net investment income (loss)	(.30)% H	(.42)%	(.42)%	(.39)%	(.07)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,452,057	$1,535,212	$1,488,238	$1,735,235	$1,372,082	$1,121,411
Portfolio turnover rate I	40% H	47%	33%	38%	53% J	45%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Health Care Fund Class M

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$54.58	$52.76	$64.25	$56.62	$45.75	$46.89
Income from Investment Operations
Net investment income (loss) A,B	(.14)	(.36)	(.38)	(.39)	(.16)	(.18)
Net realized and unrealized gain (loss)	.58	2.18	(6.96)	11.61	11.21	1.26
Total from investment operations	.44	1.82	(7.34)	11.22	11.05	1.08
Distributions from net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	-	-	(4.15)	(3.57)	(.18)	(2.22)
Total distributions	-	-	(4.15)	(3.59)	(.18)	(2.22)
Net asset value, end of period	$55.02	$54.58	$52.76	$64.25	$56.62	$45.75
Total Return C,D,E	.81%	3.45%	(12.12)%	20.39%	24.19%	2.61%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.23% H	1.23%	1.22%	1.23%	1.26%	1.28%
Expenses net of fee waivers, if any	1.22% H	1.23%	1.22%	1.23%	1.26%	1.28%
Expenses net of all reductions	1.22% H	1.23%	1.22%	1.23%	1.26%	1.28%
Net investment income (loss)	(.55)% H	(.67)%	(.67)%	(.65)%	(.33)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$300,044	$315,963	$330,452	$402,175	$349,280	$306,758
Portfolio turnover rate I	40% H	47%	33%	38%	53% J	45%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Health Care Fund Class C

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$44.26	$43.00	$53.40	$47.63	$38.70	$40.21
Income from Investment Operations
Net investment income (loss) A,B	(.22)	(.51)	(.55)	(.58)	(.34)	(.34)
Net realized and unrealized gain (loss)	.47	1.77	(5.70)	9.71	9.45	1.05
Total from investment operations	.25	1.26	(6.25)	9.13	9.11	.71
Distributions from net realized gain	-	-	(4.15)	(3.36)	(.18)	(2.22)
Total distributions	-	-	(4.15)	(3.36)	(.18)	(2.22)
Net asset value, end of period	$44.51	$44.26	$43.00	$53.40	$47.63	$38.70
Total Return C,D,E	.56%	2.93%	(12.56)%	19.78%	23.58%	2.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.73% H	1.73%	1.72%	1.73%	1.76%	1.77%
Expenses net of fee waivers, if any	1.72% H	1.73%	1.72%	1.73%	1.76%	1.77%
Expenses net of all reductions	1.72% H	1.73%	1.72%	1.73%	1.75%	1.77%
Net investment income (loss)	(1.05)% H	(1.17)%	(1.17)%	(1.15)%	(.82)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$296,454	$365,165	$501,742	$697,626	$654,487	$585,093
Portfolio turnover rate I	40% H	47%	33%	38%	53% J	45%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Health Care Fund Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$66.37	$63.83	$76.48	$66.81	$53.77	$54.43
Income from Investment Operations
Net investment income (loss) A,B	(.01)	(.10)	(.11)	(.10)	.11	.07
Net realized and unrealized gain (loss)	.72	2.64	(8.39)	13.76	13.22	1.49
Total from investment operations	.71	2.54	(8.50)	13.66	13.33	1.56
Distributions from net investment income	-	-	-	(.30)	-	-
Distributions from net realized gain	-	-	(4.15)	(3.69)	(.29)	(2.22)
Total distributions	-	-	(4.15)	(3.99)	(.29)	(2.22)
Net asset value, end of period	$67.08	$66.37	$63.83	$76.48	$66.81	$53.77
Total Return C,D	1.07%	3.98%	(11.68)%	21.01%	24.84%	3.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72% G	.72%	.71%	.72%	.74%	.76%
Expenses net of fee waivers, if any	.71% G	.71%	.71%	.72%	.74%	.76%
Expenses net of all reductions	.71% G	.71%	.71%	.72%	.74%	.76%
Net investment income (loss)	(.04)% G	(.16)%	(.16)%	(.13)%	.19%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$2,169,048	$2,593,539	$2,743,740	$3,410,787	$2,546,323	$1,783,417
Portfolio turnover rate H	40% G	47%	33%	38%	53% I	45%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Health Care Fund Class Z

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$66.56	$63.93	$76.55	$66.88	$53.84	$57.87
Income from Investment Operations
Net investment income (loss) B,C	.03	(.02)	(.03)	(.01)	.19	.13
Net realized and unrealized gain (loss)	.72	2.65	(8.38)	13.77	13.22	(1.94)
Total from investment operations	.75	2.63	(8.41)	13.76	13.41	(1.81)
Distributions from net investment income	-	-	-	(.37)	-	-
Distributions from net realized gain	-	-	(4.21)	(3.73)	(.37)	(2.22)
Total distributions	-	-	(4.21)	(4.09) D	(.37)	(2.22)
Net asset value, end of period	$67.31	$66.56	$63.93	$76.55	$66.88	$53.84
Total Return E,F	1.13%	4.11%	(11.56)%	21.15%	24.98%	(2.86)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59% I	.59%	.59%	.60%	.61%	.62% I
Expenses net of fee waivers, if any	.58% I	.59%	.59%	.60%	.61%	.62% I
Expenses net of all reductions	.58% I	.59%	.59%	.59%	.61%	.62% I
Net investment income (loss)	.09% I	(.03)%	(.04)%	(.01)%	.32%	.30% I
Supplemental Data
Net assets, end of period (000 omitted)	$610,049	$862,051	$817,321	$952,460	$610,481	$238,873
Portfolio turnover rate J	40% I	47%	33%	38%	53% K	45%

AFor the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Industrials Fund
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Union Pacific Corp.	6.3
General Electric Co.	6.3
The Boeing Co.	5.6
Ingersoll Rand, Inc.	4.9
Parker Hannifin Corp.	4.4
FedEx Corp.	4.1
TransDigm Group, Inc.	4.1
ITT, Inc.	3.6
Howmet Aerospace, Inc.	3.6
Trane Technologies PLC	3.6
46.5

Industries (% of Fund's net assets)

Machinery	22.2
Ground Transportation	17.5
Aerospace & Defense	17.0
Building Products	9.1
Electrical Equipment	8.2
Industrial Conglomerates	6.3
Construction & Engineering	5.2
Air Freight & Logistics	4.1
Professional Services	3.5
Commercial Services & Supplies	2.7
Construction Materials	2.3
Trading Companies & Distributors	1.5

Fidelity Advisor® Industrials Fund
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
Aerospace & Defense - 17.0%
Aerospace & Defense - 17.0%
General Dynamics Corp.	35,500	9,407,145
Howmet Aerospace, Inc.	311,258	17,511,375
Lockheed Martin Corp.	21,020	9,026,198
The Boeing Co. (a)	128,904	27,203,900
TransDigm Group, Inc.	18,214	19,902,074
		83,050,692
Air Freight & Logistics - 4.1%
Air Freight & Logistics - 4.1%
FedEx Corp.	83,300	20,099,457
Building Products - 9.1%
Building Products - 9.1%
Carlisle Companies, Inc.	19,024	5,978,482
Fortune Brands Innovations, Inc.	43,800	3,398,442
Johnson Controls International PLC	120,557	6,352,148
Simpson Manufacturing Co. Ltd.	25,579	4,629,543
The AZEK Co., Inc. (a)	171,400	6,609,184
Trane Technologies PLC	69,400	17,492,270
		44,460,069
Commercial Services & Supplies - 2.7%
Diversified Support Services - 0.4%
Cintas Corp.	3,200	1,934,624
Environmental & Facilities Services - 2.3%
Waste Connections, Inc. (United States)	73,000	11,333,980
TOTAL COMMERCIAL SERVICES & SUPPLIES		13,268,604
Construction & Engineering - 5.2%
Construction & Engineering - 5.2%
AECOM	75,558	6,663,460
Quanta Services, Inc.	47,400	9,197,970
Willscot Mobile Mini Holdings (a)	202,600	9,582,980
		25,444,410
Construction Materials - 2.3%
Construction Materials - 2.3%
Eagle Materials, Inc.	50,200	11,359,256
Electrical Equipment - 8.2%
Electrical Components & Equipment - 8.2%
AMETEK, Inc.	52,934	8,577,955
Eaton Corp. PLC	66,516	16,368,257
Regal Rexnord Corp.	96,405	12,866,211
Vertiv Holdings Co.	35,600	2,005,348
		39,817,771
Ground Transportation - 17.5%
Cargo Ground Transportation - 7.6%
Knight-Swift Transportation Holdings, Inc. Class A	254,600	14,608,948
Saia, Inc. (a)	34,300	15,454,894
XPO, Inc. (a)	80,000	6,835,200
		36,899,042
Passenger Ground Transportation - 3.1%
Uber Technologies, Inc. (a)	230,800	15,064,316
Rail Transportation - 6.8%
CSX Corp.	68,983	2,462,693
Union Pacific Corp.	125,700	30,662,000
		33,124,693
TOTAL GROUND TRANSPORTATION		85,088,051
Industrial Conglomerates - 6.3%
Industrial Conglomerates - 6.3%
General Electric Co.	231,537	30,660,130
Machinery - 22.2%
Construction Machinery & Heavy Transportation Equipment - 2.0%
Caterpillar, Inc.	31,800	9,549,858
Industrial Machinery & Supplies & Components - 20.2%
Chart Industries, Inc. (a)	71,500	8,345,480
Dover Corp.	102,900	15,412,362
Fortive Corp.	148,975	11,646,866
Ingersoll Rand, Inc.	299,143	23,889,560
ITT, Inc.	145,909	17,622,889
Parker Hannifin Corp.	46,513	21,605,289
		98,522,446
TOTAL MACHINERY		108,072,304
Professional Services - 3.5%
Research & Consulting Services - 3.5%
KBR, Inc.	124,500	6,487,695
Leidos Holdings, Inc.	96,200	10,627,214
		17,114,909
Trading Companies & Distributors - 1.5%
Trading Companies & Distributors - 1.5%
W.W. Grainger, Inc.	8,300	7,433,812
TOTAL COMMON STOCKS (Cost $396,645,151)		485,869,465

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $2,402,119)	2,401,638	2,402,119

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $399,047,270)	488,271,584
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(482,680)
NET ASSETS - 100.0%	487,788,904

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,126,016	44,517,599	44,241,496	48,087	-	-	2,402,119	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	53,166,649	53,166,649	2,556	-	-	-	0.0%
Total	2,126,016	97,684,248	97,408,145	50,643	-	-	2,402,119

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	485,869,465	485,869,465	-	-

Money Market Funds	2,402,119	2,402,119	-	-
Total Investments in Securities:	488,271,584	488,271,584	-	-
Fidelity Advisor® Industrials Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $396,645,151)	$485,869,465
Fidelity Central Funds (cost $2,402,119)	2,402,119

Total Investment in Securities (cost $399,047,270)		$488,271,584
Receivable for investments sold		491,686
Receivable for fund shares sold		90,656
Dividends receivable		88,460
Distributions receivable from Fidelity Central Funds		7,885
Prepaid expenses		1,638
Total assets		488,951,909
Liabilities
Payable for investments purchased	$485,799
Payable for fund shares redeemed	254,696
Accrued management fee	210,566
Transfer agent fee payable	67,819
Distribution and service plan fees payable	98,156
Other affiliated payables	13,882
Other payables and accrued expenses	32,087
Total Liabilities		1,163,005
Net Assets		$487,788,904
Net Assets consist of:
Paid in capital		$390,314,709
Total accumulated earnings (loss)		97,474,195
Net Assets		$487,788,904

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($233,964,454 ÷ 6,135,496 shares)(a)		$38.13
Maximum offering price per share (100/94.25 of $38.13)		$40.46
Class M :
Net Asset Value and redemption price per share ($57,049,752 ÷ 1,560,217 shares)(a)		$36.57
Maximum offering price per share (100/96.50 of $36.57)		$37.90
Class C :
Net Asset Value and offering price per share ($31,709,776 ÷ 1,026,398 shares)(a)		$30.89
Class I :
Net Asset Value, offering price and redemption price per share ($128,724,553 ÷ 3,091,716 shares)		$41.64
Class Z :
Net Asset Value, offering price and redemption price per share ($36,340,369 ÷ 873,190 shares)		$41.62
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$2,240,347
Special dividends		651,490
Income from Fidelity Central Funds (including $2,556 from security lending)		50,643
Total Income		2,942,480
Expenses
Management fee	$1,257,541
Transfer agent fees	401,303
Distribution and service plan fees	560,586
Accounting fees	83,913
Custodian fees and expenses	9,539
Independent trustees' fees and expenses	1,438
Registration fees	56,924
Audit	29,253
Legal	1,012
Interest	3,445
Miscellaneous	1,473
Total expenses before reductions	2,406,427
Expense reductions	(21,016)
Total expenses after reductions		2,385,411
Net Investment income (loss)		557,069
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,309,287)
Redemptions in-kind	11,201,399
Total net realized gain (loss)		9,892,112
Change in net unrealized appreciation (depreciation) on investment securities		12,195,857
Net gain (loss)		22,087,969
Net increase (decrease) in net assets resulting from operations		$22,645,038
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$557,069	$(375,128)
Net realized gain (loss)	9,892,112	64,106,491
Change in net unrealized appreciation (depreciation)	12,195,857	32,286,790
Net increase (decrease) in net assets resulting from operations	22,645,038	96,018,153
Distributions to shareholders	(39,770,332)	(17,549,942)

Share transactions - net increase (decrease)	(53,807,899)	8,937,216
Total increase (decrease) in net assets	(70,933,193)	87,405,427

Net Assets
Beginning of period	558,722,097	471,316,670
End of period	$487,788,904	$558,722,097

Financial Highlights
Fidelity Advisor® Industrials Fund Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$39.24	$34.23	$45.64	$33.85	$38.95	$42.62
Income from Investment Operations
Net investment income (loss) A,B	.04 C	(.05) D	(.14)	(.17)	.18 E	.24
Net realized and unrealized gain (loss)	2.19	6.24	(2.62)	12.20	(2.46)	(.02)
Total from investment operations	2.23	6.19	(2.76)	12.03	(2.28)	.22
Distributions from net investment income	-	(.02)	-	-	(.25)	(.19)
Distributions from net realized gain	(3.34)	(1.16)	(8.65)	(.24)	(2.57)	(3.70)
Total distributions	(3.34)	(1.18)	(8.65)	(.24)	(2.82)	(3.89)
Net asset value, end of period	$38.13	$39.24	$34.23	$45.64	$33.85	$38.95
Total Return F,G,H	5.71%	18.68%	(7.79)%	35.63%	(6.58)%	2.06%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.04% K	1.03%	1.02%	1.03%	1.05%	1.04%
Expenses net of fee waivers, if any	1.03% K	1.03%	1.01%	1.03%	1.05%	1.04%
Expenses net of all reductions	1.03% K	1.03%	1.01%	1.01%	1.03%	1.03%
Net investment income (loss)	.06% C,K	(.13)% D	(.35)%	(.40)%	.49% E	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$233,964	$226,370	$214,576	$264,130	$199,835	$268,483
Portfolio turnover rate L	33% K,M	189% M	106%	205%	219% M	125%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.08)%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.25)%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Industrials Fund Class M

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$37.77	$33.05	$44.31	$32.96	$37.99	$41.65
Income from Investment Operations
Net investment income (loss) A,B	(.01) C	(.13) D	(.23)	(.27)	.08 E	.14
Net realized and unrealized gain (loss)	2.11	6.01	(2.53)	11.86	(2.39)	(.03)
Total from investment operations	2.10	5.88	(2.76)	11.59	(2.31)	.11
Distributions from net investment income	-	-	-	-	(.15)	(.07)
Distributions from net realized gain	(3.30)	(1.16)	(8.50)	(.24)	(2.57)	(3.70)
Total distributions	(3.30)	(1.16)	(8.50)	(.24)	(2.72)	(3.77)
Net asset value, end of period	$36.57	$37.77	$33.05	$44.31	$32.96	$37.99
Total Return F,G,H	5.60%	18.39%	(8.03)%	35.25%	(6.82)%	1.78%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.29% K	1.29%	1.27%	1.29%	1.31%	1.31%
Expenses net of fee waivers, if any	1.28% K	1.28%	1.27%	1.29%	1.31%	1.30%
Expenses net of all reductions	1.28% K	1.28%	1.27%	1.27%	1.30%	1.30%
Net investment income (loss)	(.19)% C,K	(.38)% D	(.60)%	(.66)%	.23% E	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$57,050	$54,175	$49,501	$56,680	$45,157	$61,570
Portfolio turnover rate L	33% K,M	189% M	106%	205%	219% M	125%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.33)%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.51)%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .03%.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Industrials Fund Class C

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$32.48	$28.72	$39.46	$29.52	$34.27	$38.09
Income from Investment Operations
Net investment income (loss) A,B	(.09) C	(.26) D	(.37)	(.41)	(.08) E	(.04)
Net realized and unrealized gain (loss)	1.80	5.18	(2.19)	10.59	(2.15)	(.08)
Total from investment operations	1.71	4.92	(2.56)	10.18	(2.23)	(.12)
Distributions from net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	(3.30)	(1.16)	(8.18)	(.24)	(2.49)	(3.70)
Total distributions	(3.30)	(1.16)	(8.18)	(.24)	(2.52)	(3.70)
Net asset value, end of period	$30.89	$32.48	$28.72	$39.46	$29.52	$34.27
Total Return F,G,H	5.30%	17.81%	(8.48)%	34.58%	(7.27)%	1.28%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.79% K	1.79%	1.77%	1.79%	1.81%	1.80%
Expenses net of fee waivers, if any	1.78% K	1.78%	1.77%	1.79%	1.81%	1.80%
Expenses net of all reductions	1.78% K	1.78%	1.77%	1.77%	1.79%	1.79%
Net investment income (loss)	(.70)% C,K	(.89)% D	(1.10)%	(1.16)%	(.26)% E	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$31,710	$33,293	$37,417	$55,576	$53,969	$90,512
Portfolio turnover rate L	33% K,M	189% M	106%	205%	219% M	125%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.83)%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.01)%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.46)%.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the contingent deferred sales charge.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Industrials Fund Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$42.55	$36.95	$48.64	$35.97	$41.20	$44.85
Income from Investment Operations
Net investment income (loss) A,B	.09 C	.05 D	(.03)	(.06)	.29 E	.37
Net realized and unrealized gain (loss)	2.39	6.77	(2.84)	12.97	(2.60)	(.02)
Total from investment operations	2.48	6.82	(2.87)	12.91	(2.31)	.35
Distributions from net investment income	-	(.06)	-	-	(.35)	(.30)
Distributions from net realized gain	(3.39)	(1.16)	(8.82)	(.24)	(2.57)	(3.70)
Total distributions	(3.39)	(1.22)	(8.82)	(.24)	(2.92)	(4.00)
Net asset value, end of period	$41.64	$42.55	$36.95	$48.64	$35.97	$41.20
Total Return F,G	5.86%	19.02%	(7.55)%	35.98%	(6.32)%	2.31%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.77% J	.76%	.75%	.76%	.78%	.78%
Expenses net of fee waivers, if any	.76% J	.76%	.75%	.76%	.78%	.77%
Expenses net of all reductions	.76% J	.76%	.75%	.74%	.76%	.77%
Net investment income (loss)	.32% C,J	.14% D	(.08)%	(.14)%	.76% E	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$128,725	$140,764	$145,849	$248,090	$123,603	$219,218
Portfolio turnover rate K	33% J,L	189% L	106%	205%	219% L	125%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .19%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .02%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .56%.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Industrials Fund Class Z

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$42.52	$36.91	$48.61	$35.90	$41.15	$46.84
Income from Investment Operations
Net investment income (loss) B,C	.12 D	.10 E	.02	- F	.34 G	.34
Net realized and unrealized gain (loss)	2.38	6.75	(2.83)	12.95	(2.60)	(1.94)
Total from investment operations	2.50	6.85	(2.81)	12.95	(2.26)	(1.60)
Distributions from net investment income	-	(.08)	-	-	(.42)	(.39)
Distributions from net realized gain	(3.40)	(1.16)	(8.89)	(.24)	(2.57)	(3.70)
Total distributions	(3.40)	(1.24)	(8.89)	(.24)	(2.99)	(4.09)
Net asset value, end of period	$41.62	$42.52	$36.91	$48.61	$35.90	$41.15
Total Return H,I	5.92%	19.14%	(7.42)%	36.16%	(6.21)%	(1.92)%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.64% L	.64%	.63%	.64%	.65%	.64% L
Expenses net of fee waivers, if any	.63% L	.63%	.62%	.64%	.65%	.64% L
Expenses net of all reductions	.63% L	.63%	.62%	.62%	.63%	.64% L
Net investment income (loss)	.45% D,L	.26% E	.04%	(.01)%	.89% G	1.04% L
Supplemental Data
Net assets, end of period (000 omitted)	$36,340	$104,120	$23,974	$50,167	$29,168	$11,077
Portfolio turnover rate M	33% L,N	189% N	106%	205%	219% N	125%

AFor the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .32%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .14%.

FAmount represents less than $.005 per share.

GNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .69%.

HTotal returns for periods of less than one year are not annualized.

ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

NPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Semiconductors Fund
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

NVIDIA Corp.	24.8
NXP Semiconductors NV	7.1
ON Semiconductor Corp.	6.8
Marvell Technology, Inc.	5.6
ASML Holding NV (depository receipt)	5.1
Micron Technology, Inc.	5.0
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4.9
Broadcom, Inc.	4.9
Lam Research Corp.	4.8
GlobalFoundries, Inc.	4.6
73.6

Industries (% of Fund's net assets)

Semiconductors & Semiconductor Equipment	97.5
Technology Hardware, Storage & Peripherals	0.1
Electronic Equipment, Instruments & Components	0.0
Financial Services	0.0
Metals & Mining	0.0

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity Advisor® Semiconductors Fund
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Equipment & Instruments - 0.0%
Aeva Technologies, Inc. (a)	118,100	100,621
Semiconductors & Semiconductor Equipment - 97.3%
Semiconductor Materials & Equipment - 15.2%
Applied Materials, Inc.	56,900	9,348,670
ASML Holding NV (depository receipt)	100,000	86,982,000
Lam Research Corp.	100,746	83,132,577
Nova Ltd. (a)(b)	193,532	28,025,369
Teradyne, Inc.	558,200	53,916,538
		261,405,154
Semiconductors - 82.1%
Advanced Micro Devices, Inc. (a)	321,774	53,958,282
Allegro MicroSystems LLC (a)(b)	589,900	15,302,006
Broadcom, Inc.	70,825	83,573,500
Cirrus Logic, Inc. (a)	72,428	5,591,442
GaN Systems, Inc. (c)	226,949	22,848
GaN Systems, Inc. (c)	226,949	2
GlobalFoundries, Inc. (a)	1,420,265	78,086,170
Impinj, Inc. (a)	220,059	21,341,322
Lattice Semiconductor Corp. (a)	366,129	22,282,611
MACOM Technology Solutions Holdings, Inc. (a)	276,762	23,865,187
Marvell Technology, Inc.	1,429,151	96,753,523
Microchip Technology, Inc.	632,377	53,865,873
Micron Technology, Inc.	1,004,000	86,093,000
Monolithic Power Systems, Inc.	71,373	43,017,935
NVIDIA Corp.	692,027	425,783,451
NXP Semiconductors NV	582,253	122,605,014
ON Semiconductor Corp. (a)	1,647,176	117,163,629
Qorvo, Inc. (a)	261,900	26,121,906
Qualcomm, Inc.	118,000	17,524,180
Silicon Motion Tech Corp. sponsored ADR	155,929	9,820,408
Synaptics, Inc. (a)	210,211	22,452,637
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	746,500	84,324,640
Wolfspeed, Inc. (a)(b)	54,700	1,780,485
		1,411,330,051
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,672,735,205
TOTAL COMMON STOCKS (Cost $986,049,465)		1,672,835,826

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Components - 0.0%
Menlo Micro, Inc. Series C (a)(c)(d)	79,800	55,860
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Akeana Series C (c)(d)	11,132	142,053
Tenstorrent Holdings, Inc. Series C1 (c)(d)	1,740	101,581
		243,634
Metals & Mining - 0.0%
Precious Metals & Minerals - 0.0%
Diamond Foundry, Inc. Series C (a)(c)(d)	18,335	459,108
Semiconductors & Semiconductor Equipment - 0.2%
Semiconductor Materials & Equipment - 0.1%
Astera Labs, Inc.:
Series A (a)(c)(d)	30,452	324,923
Series B (a)(c)(d)	5,185	55,324
Series C (a)(c)(d)	19,433	207,350
Series D (a)(c)(d)	123,852	1,321,501
		1,909,098
Semiconductors - 0.1%
Alif Semiconductor Series C (a)(c)(d)	48,363	924,701
Retym, Inc. Series C (c)(d)	55,074	462,071
SiMa.ai:
Series B (a)(c)(d)	30,638	209,564
Series B1 (a)(c)(d)	18,145	141,894
		1,738,230
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		3,647,328
Technology Hardware, Storage & Peripherals - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter, Inc.:
Series C (c)(d)	32,553	711,609
Series C2 (c)(d)	5,113	132,887
		844,496
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,843,326)		5,250,426

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (c)(d) (Cost $66,031)	66,031	70,871

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	50,827,802	50,837,968
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	28,784,297	28,787,175
TOTAL MONEY MARKET FUNDS (Cost $79,625,143)		79,625,143

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $1,070,583,965)	1,757,782,266
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(38,735,738)
NET ASSETS - 100.0%	1,719,046,528

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,321,297 or 0.3% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	142,053

Alif Semiconductor Series C	3/08/22	981,698

Astera Labs, Inc. Series A	5/17/22	309,682

Astera Labs, Inc. Series B	5/17/22	52,729

Astera Labs, Inc. Series C	8/24/21	65,330

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	1,259,513

Diamond Foundry, Inc. Series C	3/15/21	440,040

Lightmatter, Inc. Series C	5/19/23	535,718

Lightmatter, Inc. Series C2	12/18/23	132,947

Menlo Micro, Inc. Series C	2/09/22	105,775

Retym, Inc. Series C	5/17/23 - 6/20/23	428,575

SiMa.ai Series B	5/10/21	157,093

SiMa.ai Series B1	4/25/22 - 10/17/22	128,665

Tenstorrent Holdings, Inc. Series C1	4/23/21	103,509

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	66,031

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	62,347,605	221,254,735	232,764,372	1,243,547	-	-	50,837,968	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	39,629,775	118,446,799	129,289,399	100,835	-	-	28,787,175	0.1%
Total	101,977,380	339,701,534	362,053,771	1,344,382	-	-	79,625,143

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,672,835,826	1,672,812,976	-	22,850

Convertible Preferred Stocks	5,250,426	-	-	5,250,426

Preferred Securities	70,871	-	-	70,871

Money Market Funds	79,625,143	79,625,143	-	-
Total Investments in Securities:	1,757,782,266	1,752,438,119	-	5,344,147
Fidelity Advisor® Semiconductors Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,825,647) - See accompanying schedule:
Unaffiliated issuers (cost $990,958,822)	$1,678,157,123
Fidelity Central Funds (cost $79,625,143)	79,625,143

Total Investment in Securities (cost $1,070,583,965)		$1,757,782,266
Receivable for investments sold		60,280,008
Receivable for fund shares sold		4,066,257
Distributions receivable from Fidelity Central Funds		229,899
Prepaid expenses		1,470
Total assets		1,822,359,900
Liabilities
Payable for investments purchased	$71,407,451
Payable for fund shares redeemed	1,822,628
Accrued management fee	712,053
Distribution and service plan fees payable	298,035
Other affiliated payables	253,238
Other payables and accrued expenses	32,792
Collateral on securities loaned	28,787,175
Total Liabilities		103,313,372
Net Assets		$1,719,046,528
Net Assets consist of:
Paid in capital		$1,029,599,582
Total accumulated earnings (loss)		689,446,946
Net Assets		$1,719,046,528

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($688,481,127 ÷ 10,760,941 shares)(a)		$63.98
Maximum offering price per share (100/94.25 of $63.98)		$67.88
Class M :
Net Asset Value and redemption price per share ($110,063,122 ÷ 1,841,727 shares)(a)		$59.76
Maximum offering price per share (100/96.50 of $59.76)		$61.93
Class C :
Net Asset Value and offering price per share ($146,824,065 ÷ 2,864,122 shares)(a)		$51.26
Class I :
Net Asset Value, offering price and redemption price per share ($649,339,125 ÷ 9,388,723 shares)		$69.16
Class Z :
Net Asset Value, offering price and redemption price per share ($124,339,089 ÷ 1,794,504 shares)		$69.29
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$4,200,563
Income from Fidelity Central Funds (including $100,835 from security lending)		1,344,382
Total Income		5,544,945
Expenses
Management fee	$3,727,766
Transfer agent fees	1,150,641
Distribution and service plan fees	1,570,307
Accounting fees	201,003
Custodian fees and expenses	10,712
Independent trustees' fees and expenses	3,908
Registration fees	114,588
Audit	25,066
Legal	1,225
Miscellaneous	2,650
Total expenses before reductions	6,807,866
Expense reductions	(61,534)
Total expenses after reductions		6,746,332
Net Investment income (loss)		(1,201,387)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,852,951
Total net realized gain (loss)		9,852,951
Change in net unrealized appreciation (depreciation) on investment securities		104,902,573
Net gain (loss)		114,755,524
Net increase (decrease) in net assets resulting from operations		$113,554,137
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,201,387)	$(649,806)
Net realized gain (loss)	9,852,951	49,397,259
Change in net unrealized appreciation (depreciation)	104,902,573	374,257,020
Net increase (decrease) in net assets resulting from operations	113,554,137	423,004,473
Distributions to shareholders	(51,831,814)	(22,158,679)

Share transactions - net increase (decrease)	225,587,106	216,742,474
Total increase (decrease) in net assets	287,309,429	617,588,268

Net Assets
Beginning of period	1,431,737,099	814,148,831
End of period	$1,719,046,528	$1,431,737,099

Financial Highlights
Fidelity Advisor® Semiconductors Fund Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$62.13	$42.85	$46.29	$29.79	$23.03	$25.06
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.05)	(.13)	(.08)	.14	.15
Net realized and unrealized gain (loss)	3.98	20.53	(.83)	18.29	6.90	1.25
Total from investment operations	3.92	20.48	(.96)	18.21	7.04	1.40
Distributions from net investment income	-	-	-	(.04)	(.07)	(.10)
Distributions from net realized gain	(2.07)	(1.20)	(2.48)	(1.67)	(.20)	(3.33)
Total distributions	(2.07)	(1.20)	(2.48)	(1.71)	(.28) C	(3.43)
Net asset value, end of period	$63.98	$62.13	$42.85	$46.29	$29.79	$23.03
Total Return D,E,F	6.51%	49.31%	(3.21)%	62.45%	30.65%	10.18%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.00% I	1.01%	1.01%	1.04%	1.10%	1.12%
Expenses net of fee waivers, if any	.99% I	1.00%	1.01%	1.04%	1.09%	1.11%
Expenses net of all reductions	.99% I	1.00%	1.01%	1.03%	1.08%	1.11%
Net investment income (loss)	(.21)% I	(.10)%	(.27)%	(.21)%	.53%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$688,481	$581,690	$319,402	$279,755	$140,072	$98,459
Portfolio turnover rate J	27% I	40%	32%	41%	136%	110%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Semiconductors Fund Class M

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$58.24	$40.34	$43.75	$28.25	$21.89	$24.04
Income from Investment Operations
Net investment income (loss) A,B	(.12)	(.15)	(.23)	(.17)	.06	.08
Net realized and unrealized gain (loss)	3.71	19.25	(.76)	17.31	6.55	1.16
Total from investment operations	3.59	19.10	(.99)	17.14	6.61	1.24
Distributions from net investment income	-	-	-	-	(.05)	(.06)
Distributions from net realized gain	(2.07)	(1.20)	(2.42)	(1.64)	(.20)	(3.33)
Total distributions	(2.07)	(1.20)	(2.42)	(1.64)	(.25)	(3.39)
Net asset value, end of period	$59.76	$58.24	$40.34	$43.75	$28.25	$21.89
Total Return C,D,E	6.37%	48.95%	(3.43)%	61.98%	30.28%	9.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.23% H	1.25%	1.26%	1.30%	1.38%	1.44%
Expenses net of fee waivers, if any	1.22% H	1.25%	1.25%	1.30%	1.38%	1.43%
Expenses net of all reductions	1.22% H	1.25%	1.25%	1.29%	1.37%	1.43%
Net investment income (loss)	(.45)% H	(.35)%	(.52)%	(.47)%	.24%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$110,063	$94,006	$48,499	$49,963	$29,262	$22,587
Portfolio turnover rate I	27% H	40%	32%	41%	136%	110%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Semiconductors Fund Class C

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$50.38	$35.24	$38.59	$25.18	$19.59	$21.88
Income from Investment Operations
Net investment income (loss) A,B	(.23)	(.31)	(.40)	(.31)	(.05)	(.01)
Net realized and unrealized gain (loss)	3.18	16.65	(.61)	15.35	5.86	.98
Total from investment operations	2.95	16.34	(1.01)	15.04	5.81	.97
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	(2.07)	(1.20)	(2.34)	(1.63)	(.20)	(3.26)
Total distributions	(2.07)	(1.20)	(2.34)	(1.63)	(.22) C	(3.26)
Net asset value, end of period	$51.26	$50.38	$35.24	$38.59	$25.18	$19.59
Total Return D,E,F	6.09%	48.18%	(3.93)%	61.17%	29.73%	9.33%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.75% I	1.76%	1.76%	1.79%	1.85%	1.87%
Expenses net of fee waivers, if any	1.74% I	1.76%	1.76%	1.79%	1.85%	1.87%
Expenses net of all reductions	1.74% I	1.76%	1.76%	1.79%	1.83%	1.87%
Net investment income (loss)	(.97)% I	(.86)%	(1.03)%	(.97)%	(.23)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$146,824	$129,390	$88,592	$86,217	$57,320	$45,659
Portfolio turnover rate J	27% I	40%	32%	41%	136%	110%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Semiconductors Fund Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$66.91	$45.93	$49.39	$31.68	$24.42	$26.33
Income from Investment Operations
Net investment income (loss) A,B	.01	.08	(.01)	.03	.22	.23
Net realized and unrealized gain (loss)	4.31	22.10	(.92)	19.47	7.34	1.35
Total from investment operations	4.32	22.18	(.93)	19.50	7.56	1.58
Distributions from net investment income	-	-	-	(.12)	(.10)	(.16)
Distributions from net realized gain	(2.07)	(1.20)	(2.53)	(1.67)	(.20)	(3.33)
Total distributions	(2.07)	(1.20)	(2.53)	(1.79)	(.30)	(3.49)
Net asset value, end of period	$69.16	$66.91	$45.93	$49.39	$31.68	$24.42
Total Return C,D	6.64%	49.71%	(2.96)%	62.86%	31.08%	10.46%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74% G	.74%	.75%	.77%	.81%	.83%
Expenses net of fee waivers, if any	.73% G	.74%	.74%	.77%	.81%	.82%
Expenses net of all reductions	.73% G	.74%	.74%	.76%	.79%	.82%
Net investment income (loss)	.04% G	.16%	(.01)%	.06%	.81%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$649,339	$530,775	$309,873	$257,502	$126,660	$98,451
Portfolio turnover rate H	27% G	40%	32%	41%	136%	110%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Semiconductors Fund Class Z

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$66.99	$45.93	$49.35	$31.65	$24.38	$26.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.14	.06	.08	.26	.17
Net realized and unrealized gain (loss)	4.32	22.12	(.92)	19.45	7.33	1.76
Total from investment operations	4.37	22.26	(.86)	19.53	7.59	1.93
Distributions from net investment income	-	-	-	(.16)	(.11)	(.22)
Distributions from net realized gain	(2.07)	(1.20)	(2.56)	(1.67)	(.20)	(3.33)
Total distributions	(2.07)	(1.20)	(2.56)	(1.83)	(.32) D	(3.55)
Net asset value, end of period	$69.29	$66.99	$45.93	$49.35	$31.65	$24.38
Total Return E,F	6.71%	49.89%	(2.83)%	63.06%	31.22%	12.03%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.62% I	.62%	.62%	.64%	.68%	.69% I
Expenses net of fee waivers, if any	.61% I	.62%	.62%	.64%	.68%	.69% I
Expenses net of all reductions	.61% I	.62%	.62%	.64%	.66%	.68% I
Net investment income (loss)	.17% I	.28%	.11%	.18%	.94%	.91% I
Supplemental Data
Net assets, end of period (000 omitted)	$124,339	$95,876	$47,782	$26,856	$7,920	$2,629
Portfolio turnover rate J	27% I	40%	32%	41%	136%	110%

AFor the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Technology Fund
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	19.5
NVIDIA Corp.	14.4
Apple, Inc.	14.3
Marvell Technology, Inc.	4.8
Salesforce, Inc.	4.3
NXP Semiconductors NV	4.3
ServiceNow, Inc.	4.3
ON Semiconductor Corp.	3.7
Cisco Systems, Inc.	3.7
Okta, Inc.	2.9
76.2

Industries (% of Fund's net assets)

Semiconductors & Semiconductor Equipment	34.3
Software	32.6
Technology Hardware, Storage & Peripherals	14.8
IT Services	5.0
Communications Equipment	3.7
Ground Transportation	2.6
Interactive Media & Services	1.2
Hotels, Restaurants & Leisure	1.1
Entertainment	0.9
Electronic Equipment, Instruments & Components	0.6
Aerospace & Defense	0.2
Broadline Retail	0.1
Chemicals	0.1
Financial Services	0.1
Metals & Mining	0.1
Consumer Staples Distribution & Retail	0.0
Life Sciences Tools & Services	0.0
Pharmaceuticals	0.0

Fidelity Advisor® Technology Fund
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.8%
	Shares	Value ($)
Chemicals - 0.1%
Commodity Chemicals - 0.1%
LG Chemical Ltd.	9,410	3,051,557
Communications Equipment - 3.7%
Communications Equipment - 3.7%
Cisco Systems, Inc.	3,937,800	197,598,804
Consumer Staples Distribution & Retail - 0.0%
Food Retail - 0.0%
Maplebear, Inc. (unlisted) (i)	29,110	676,706
Electronic Equipment, Instruments & Components - 0.4%
Electronic Equipment & Instruments - 0.4%
Keysight Technologies, Inc. (a)	126,300	19,356,738
Entertainment - 0.9%
Movies & Entertainment - 0.9%
Netflix, Inc. (a)	89,766	50,637,898
Ground Transportation - 2.6%
Cargo Ground Transportation - 0.0%
TuSimple Holdings, Inc. (a)(b)	86,300	19,884
Passenger Ground Transportation - 2.6%
Lyft, Inc. (a)	713,642	8,913,389
Uber Technologies, Inc. (a)	1,958,764	127,848,526
		136,761,915
TOTAL GROUND TRANSPORTATION		136,781,799
Hotels, Restaurants & Leisure - 1.1%
Hotels, Resorts & Cruise Lines - 1.1%
Airbnb, Inc. Class A (a)	405,500	58,448,770
Interactive Media & Services - 0.9%
Interactive Media & Services - 0.9%
Snap, Inc. Class A (a)	3,041,667	48,332,089
IT Services - 5.0%
Internet Services & Infrastructure - 5.0%
MongoDB, Inc. Class A (a)	119,242	47,758,806
Okta, Inc. (a)	1,865,758	154,204,899
Shopify, Inc. Class A (a)	777,400	62,246,418
		264,210,123
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(c)	387,462	0
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (a)(c)	387,462	201,802
Semiconductors & Semiconductor Equipment - 34.0%
Semiconductor Materials & Equipment - 2.0%
ASML Holding NV (Netherlands)	53,700	46,589,483
Teradyne, Inc.	637,400	61,566,466
		108,155,949
Semiconductors - 32.0%
GlobalFoundries, Inc. (a)	2,529,506	139,072,240
Marvell Technology, Inc.	3,738,260	253,080,202
Microchip Technology, Inc.	291,600	24,838,488
NVIDIA Corp.	1,246,000	766,626,420
NXP Semiconductors NV	1,081,245	227,677,760
ON Semiconductor Corp. (a)	2,803,200	199,391,616
Taiwan Semiconductor Manufacturing Co. Ltd.	4,502,000	90,142,007
Xsight Labs Ltd. warrants 1/11/34 (a)(c)(d)	27,709	50,153
		1,700,878,886
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,809,034,835
Software - 32.3%
Application Software - 8.5%
Bill Holdings, Inc. (a)	423,300	33,038,565
Convoy, Inc. warrants (a)(c)(d)	5,358	0
CoreWeave, Inc. (c)(d)	23,100	7,157,766
Datadog, Inc. Class A (a)	401,488	49,961,167
Dynatrace, Inc. (a)	704,300	40,145,100
HashiCorp, Inc. (a)	997,579	21,807,077
HubSpot, Inc. (a)	44,003	26,885,833
Intuit, Inc.	18,100	11,427,073
Manhattan Associates, Inc. (a)	136,877	33,200,885
Pine Labs Private Ltd. (a)(c)(d)	3,660	1,281,549
Salesforce, Inc. (a)	816,239	229,436,621
		454,341,636
Systems Software - 23.8%
Microsoft Corp.	2,607,500	1,036,689,848
ServiceNow, Inc. (a)	297,169	227,453,153
		1,264,143,001
TOTAL SOFTWARE		1,718,484,637
Technology Hardware, Storage & Peripherals - 14.8%
Technology Hardware, Storage & Peripherals - 14.8%
Apple, Inc.	4,125,216	760,689,830
Seagate Technology Holdings PLC	303,655	26,017,160
		786,706,990
TOTAL COMMON STOCKS (Cost $2,496,306,573)		5,093,522,748

Preferred Stocks - 1.5%
	Shares	Value ($)
Convertible Preferred Stocks - 1.4%
Aerospace & Defense - 0.2%
Aerospace & Defense - 0.2%
Relativity Space, Inc. Series E (a)(c)(d)	482,616	10,323,156

Broadline Retail - 0.1%
Broadline Retail - 0.1%
Meesho Series F (a)(c)(d)	46,600	2,374,736

Consumer Staples Distribution & Retail - 0.0%
Food Retail - 0.0%
GoBrands, Inc. Series G (a)(c)(d)	14,100	646,908

Electronic Equipment, Instruments & Components - 0.2%
Electronic Equipment & Instruments - 0.1%
Enevate Corp. Series E (a)(c)(d)	9,477,386	7,961,004

Technology Distributors - 0.1%
VAST Data Ltd.:
Series A(c)(d)	30,141	426,495
Series A1(c)(d)	74,185	1,049,718
Series A2(c)(d)	85,337	1,207,519
Series B(c)(d)	67,904	960,842
Series C(c)(d)	1,979	28,003
Series E(c)(d)	64,886	918,137
		4,590,714
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		12,551,718

Financial Services - 0.0%
Diversified Financial Services - 0.0%
Akeana Series C (c)(d)	35,600	454,284
Tenstorrent Holdings, Inc. Series C1 (c)(d)	12,823	748,607
		1,202,891
Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (a)(c)(d)	500	138,240

Interactive Media & Services - 0.3%
Interactive Media & Services - 0.3%
ByteDance Ltd. Series E1 (a)(c)(d)	26,036	5,757,341
Reddit, Inc.:
Series D(a)(c)(d)	94,300	3,052,491
Series E(a)(c)(d)	5,300	171,561
Series F(a)(c)(d)	154,614	5,004,855
		13,986,248
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	151,757	3,799,995

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Materials & Equipment - 0.2%
Astera Labs, Inc.:
Series A(a)(c)(d)	144,502	1,541,836
Series B(a)(c)(d)	24,603	262,514
Series C(a)(c)(d)	135,400	1,444,718
Series D(a)(c)(d)	590,802	6,303,857
		9,552,925
Semiconductors - 0.1%
Retym, Inc. Series C (c)(d)	139,441	1,169,910
SiMa.ai:
Series B(a)(c)(d)	231,000	1,580,040
Series B1(a)(c)(d)	100,683	787,341
Xsight Labs Ltd.:
Series D(a)(c)(d)	101,300	520,682
Series D1(c)(d)	92,364	688,112
		4,746,085
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		14,299,010

Software - 0.2%
Application Software - 0.2%
Convoy, Inc. Series D (a)(c)(d)	81,762	1
Databricks, Inc.:
Series G(a)(c)(d)	37,800	2,907,576
Series H(a)(c)(d)	99,786	7,675,539
Series I(c)(d)	1,265	97,304
		10,680,420
Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C(c)(d)	82,421	1,801,723
Series C2(c)(d)	12,946	336,467
		2,138,190
TOTAL CONVERTIBLE PREFERRED STOCKS		72,141,512
Nonconvertible Preferred Stocks - 0.1%
Software - 0.1%
Application Software - 0.1%
Pine Labs Private Ltd.:
Series 1(a)(c)(d)	8,747	3,062,762
Series A(a)(c)(d)	2,186	765,428
Series B(a)(c)(d)	2,378	832,657
Series B2(a)(c)(d)	1,923	673,338
Series C(a)(c)(d)	3,578	1,252,837
Series C1(a)(c)(d)	754	264,013
Series D(a)(c)(d)	806	282,221
		7,133,256
TOTAL PREFERRED STOCKS (Cost $85,487,438)		79,274,768

Corporate Bonds - 0.1%
	Principal Amount (e)	Value ($)
Convertible Bonds - 0.0%
Software - 0.0%
Application Software - 0.0%
Convoy, Inc. 15% 9/30/26 (c)(d)	35,680	0

Nonconvertible Bonds - 0.1%
Financial Services - 0.1%
Diversified Financial Services - 0.1%
Ant International Co. Ltd. 3.55% 8/14/24 (c)(d)	2,982,393	2,986,270

TOTAL CORPORATE BONDS (Cost $3,018,073)		2,986,270

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Equipment & Instruments - 0.0%
Enevate Corp. 6% (c)(d)(f)	492,835	515,275
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (c)(d)	294,497	316,085
TOTAL PREFERRED SECURITIES (Cost $787,332)		831,360

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	141,257,956	141,286,208
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	100	100
TOTAL MONEY MARKET FUNDS (Cost $141,286,308)		141,286,308

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,726,885,724)	5,317,901,454
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,805,308)
NET ASSETS - 100.0%	5,315,096,146

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $91,581,866 or 1.7% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $676,706 and all restrictions are set to expire on or before  June 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	454,284

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	2,982,393

Astera Labs, Inc. Series A	5/17/22	1,469,513

Astera Labs, Inc. Series B	5/17/22	250,200

Astera Labs, Inc. Series C	8/24/21	455,188

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	6,008,161

ByteDance Ltd. Series E1	11/18/20	2,852,873

Convoy, Inc. Series D	10/30/19	1,107,057

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	35,680

CoreWeave, Inc.	11/29/23	7,157,766

Databricks, Inc. Series G	2/01/21	2,234,836

Databricks, Inc. Series H	8/31/21	7,332,688

Databricks, Inc. Series I	9/14/23	92,978

Diamond Foundry, Inc. Series C	3/15/21	3,642,168

Discord, Inc. Series I	9/15/21	275,312

Enevate Corp. Series E	1/29/21	10,507,436

Enevate Corp. 6%	11/02/23	492,835

GoBrands, Inc. Series G	3/02/21	3,521,014

Lightmatter, Inc. Series C	5/19/23	1,356,386

Lightmatter, Inc. Series C2	12/18/23	336,619

Meesho Series F	9/21/21	3,572,929

Pine Labs Private Ltd.	6/30/21	1,364,668

Pine Labs Private Ltd. Series 1	6/30/21	3,261,406

Pine Labs Private Ltd. Series A	6/30/21	815,072

Pine Labs Private Ltd. Series B	6/30/21	886,661

Pine Labs Private Ltd. Series B2	6/30/21	717,010

Pine Labs Private Ltd. Series C	6/30/21	1,334,093

Pine Labs Private Ltd. Series C1	6/30/21	281,136

Pine Labs Private Ltd. Series D	6/30/21	300,525

Reddit, Inc. Series D	2/04/19	2,045,018

Reddit, Inc. Series E	5/18/21	225,113

Reddit, Inc. Series F	8/11/21	9,554,279

Relativity Space, Inc. Series E	5/27/21	11,020,585

Retym, Inc. Series C	5/17/23 - 6/20/23	1,085,102

SiMa.ai Series B	5/10/21	1,184,429

SiMa.ai Series B1	4/25/22 - 10/17/22	713,934

Tenstorrent Holdings, Inc. Series C1	4/23/21	762,398

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	294,497

VAST Data Ltd. Series A	11/28/23	331,551

VAST Data Ltd. Series A1	11/28/23	816,035

VAST Data Ltd. Series A2	11/28/23	938,707

VAST Data Ltd. Series B	11/28/23	746,944

VAST Data Ltd. Series C	11/28/23	21,769

VAST Data Ltd. Series E	11/28/23	1,427,492

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	809,995

Xsight Labs Ltd. Series D1	1/11/24	738,543

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,460,075	557,488,738	428,662,605	2,157,066	-	-	141,286,208	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	5,023,259	34,343,285	39,366,444	2,813	-	-	100	0.0%
Total	17,483,334	591,832,023	468,029,049	2,159,879	-	-	141,286,308

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	5,093,522,748	4,944,371,725	140,459,753	8,691,270

Preferred Stocks	79,274,768	-	-	79,274,768

Corporate Bonds	2,986,270	-	-	2,986,270

Preferred Securities	831,360	-	-	831,360

Money Market Funds	141,286,308	141,286,308	-	-
Total Investments in Securities:	5,317,901,454	5,085,658,033	140,459,753	91,783,668

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$74,365,732
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	316,975
Cost of Purchases	5,904,922
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(1,312,861)
Ending Balance	$79,274,768
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$316,975
Other Investments in Securities
Beginning Balance	$6,662,283
Net Realized Gain (Loss) on Investment Securities	(3,985,179)
Net Unrealized Gain (Loss) on Investment Securities	3,164,866
Cost of Purchases	10,927,491
Proceeds of Sales	(4,260,561)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$12,508,900
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2024	$(1,013,578)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity Advisor® Technology Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23) - See accompanying schedule:
Unaffiliated issuers (cost $2,585,599,416)	$5,176,615,146
Fidelity Central Funds (cost $141,286,308)	141,286,308

Total Investment in Securities (cost $2,726,885,724)		$5,317,901,454
Receivable for investments sold		54,316,916
Receivable for fund shares sold		5,241,042
Dividends receivable		55,470
Interest receivable		53,020
Distributions receivable from Fidelity Central Funds		318,065
Prepaid expenses		6,720
Other receivables		148,950
Total assets		5,378,041,637
Liabilities
Payable for investments purchased	$54,378,244
Payable for fund shares redeemed	4,387,727
Accrued management fee	2,255,117
Distribution and service plan fees payable	952,551
Other affiliated payables	737,768
Other payables and accrued expenses	233,984
Collateral on securities loaned	100
Total Liabilities		62,945,491
Net Assets		$5,315,096,146
Net Assets consist of:
Paid in capital		$2,630,794,971
Total accumulated earnings (loss)		2,684,301,175
Net Assets		$5,315,096,146

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,062,730,486 ÷ 20,960,894 shares)(a)		$98.41
Maximum offering price per share (100/94.25 of $98.41)		$104.41
Class M :
Net Asset Value and redemption price per share ($670,930,613 ÷ 7,498,438 shares)(a)		$89.48
Maximum offering price per share (100/96.50 of $89.48)		$92.73
Class C :
Net Asset Value and offering price per share ($312,953,819 ÷ 4,332,553 shares)(a)		$72.23
Class I :
Net Asset Value, offering price and redemption price per share ($1,697,658,749 ÷ 15,289,019 shares)		$111.04
Class Z :
Net Asset Value, offering price and redemption price per share ($570,822,479 ÷ 5,141,648 shares)		$111.02
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$13,260,880
Interest		51,162
Income from Fidelity Central Funds (including $2,813 from security lending)		2,159,879
Total Income		15,471,921
Expenses
Management fee	$12,784,752
Transfer agent fees	3,680,875
Distribution and service plan fees	5,305,967
Accounting fees	479,514
Custodian fees and expenses	28,699
Independent trustees' fees and expenses	13,980
Registration fees	117,617
Audit	36,065
Legal	4,147
Interest	2,547
Miscellaneous	10,096
Total expenses before reductions	22,464,259
Expense reductions	(211,116)
Total expenses after reductions		22,253,143
Net Investment income (loss)		(6,781,222)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	131,411,049
Redemptions in-kind	75,184,814
Foreign currency transactions	(441)
Total net realized gain (loss)		206,595,422
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	152,454,456
Assets and liabilities in foreign currencies	(2,478)
Total change in net unrealized appreciation (depreciation)		152,451,978
Net gain (loss)		359,047,400
Net increase (decrease) in net assets resulting from operations		$352,266,178
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,781,222)	$(9,304,481)
Net realized gain (loss)	206,595,422	139,820,713
Change in net unrealized appreciation (depreciation)	152,451,978	1,053,544,131
Net increase (decrease) in net assets resulting from operations	352,266,178	1,184,060,363
Distributions to shareholders	(196,413,935)	(117,622,896)

Share transactions - net increase (decrease)	39,486,823	221,530,897
Total increase (decrease) in net assets	195,339,066	1,287,968,364

Net Assets
Beginning of period	5,119,757,080	3,831,788,716
End of period	$5,315,096,146	$5,119,757,080

Financial Highlights
Fidelity Advisor® Technology Fund Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$95.17	$75.41	$102.43	$76.36	$52.61	$60.37
Income from Investment Operations
Net investment income (loss) A,B	(.15)	(.21)	(.37)	(.39)	(.12)	.02
Net realized and unrealized gain (loss)	7.14	22.28	(13.94)	33.48	25.35	1.84
Total from investment operations	6.99	22.07	(14.31)	33.09	25.23	1.86
Distributions from net realized gain	(3.75)	(2.31)	(12.71)	(7.02)	(1.48)	(9.62)
Total distributions	(3.75)	(2.31)	(12.71)	(7.02)	(1.48)	(9.62)
Net asset value, end of period	$98.41	$95.17	$75.41	$102.43	$76.36	$52.61
Total Return C,D,E	7.49%	30.51%	(16.78)%	44.80%	48.83%	7.26%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97% H	.98%	.97%	.98%	1.01%	1.03%
Expenses net of fee waivers, if any	.96% H	.98%	.97%	.98%	1.01%	1.03%
Expenses net of all reductions	.96% H	.98%	.97%	.98%	1.01%	1.02%
Net investment income (loss)	(.33)% H	(.29)%	(.41)%	(.43)%	(.20)%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$2,062,730	$1,906,585	$1,467,792	$1,848,643	$1,339,059	$884,749
Portfolio turnover rate I	19% H,J	30%	20%	44%	40% J	88%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Technology Fund Class M

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$86.92	$69.25	$95.15	$71.37	$49.28	$57.23
Income from Investment Operations
Net investment income (loss) A,B	(.24)	(.36)	(.55)	(.57)	(.25)	(.10)
Net realized and unrealized gain (loss)	6.51	20.34	(12.76)	31.22	23.71	1.63
Total from investment operations	6.27	19.98	(13.31)	30.65	23.46	1.53
Distributions from net realized gain	(3.71)	(2.31)	(12.59)	(6.87)	(1.37)	(9.48)
Total distributions	(3.71)	(2.31)	(12.59)	(6.87)	(1.37)	(9.48)
Net asset value, end of period	$89.48	$86.92	$69.25	$95.15	$71.37	$49.28
Total Return C,D,E	7.37%	30.20%	(16.99)%	44.47%	48.44%	7.00%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.21% H	1.22%	1.21%	1.23%	1.26%	1.28%
Expenses net of fee waivers, if any	1.21% H	1.22%	1.21%	1.23%	1.26%	1.28%
Expenses net of all reductions	1.21% H	1.22%	1.21%	1.22%	1.26%	1.28%
Net investment income (loss)	(.57)% H	(.53)%	(.65)%	(.68)%	(.45)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$670,931	$624,612	$484,293	$624,534	$464,093	$321,915
Portfolio turnover rate I	19% H,J	30%	20%	44%	40% J	88%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Technology Fund Class C

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$71.04	$57.35	$80.98	$61.67	$42.81	$51.18
Income from Investment Operations
Net investment income (loss) A,B	(.37)	(.58)	(.83)	(.85)	(.46)	(.30)
Net realized and unrealized gain (loss)	5.27	16.58	(10.43)	26.79	20.52	1.22
Total from investment operations	4.90	16.00	(11.26)	25.94	20.06	.92
Distributions from net realized gain	(3.71)	(2.31)	(12.37)	(6.63)	(1.20)	(9.29)
Total distributions	(3.71)	(2.31)	(12.37)	(6.63)	(1.20)	(9.29)
Net asset value, end of period	$72.23	$71.04	$57.35	$80.98	$61.67	$42.81
Total Return C,D,E	7.09%	29.50%	(17.41)%	43.73%	47.69%	6.44%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.74% H	1.75%	1.73%	1.75%	1.77%	1.79%
Expenses net of fee waivers, if any	1.73% H	1.74%	1.73%	1.74%	1.77%	1.79%
Expenses net of all reductions	1.73% H	1.74%	1.73%	1.74%	1.77%	1.78%
Net investment income (loss)	(1.09)% H	(1.05)%	(1.17)%	(1.20)%	(.96)%	(.72)%
Supplemental Data
Net assets, end of period (000 omitted)	$312,954	$313,457	$288,008	$410,661	$343,585	$240,358
Portfolio turnover rate I	19% H,J	30%	20%	44%	40% J	88%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Technology Fund Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$107.03	$84.29	$112.95	$83.56	$57.41	$64.86
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.02)	(.15)	(.17)	.04	.17
Net realized and unrealized gain (loss)	8.07	25.07	(15.67)	36.76	27.72	2.15
Total from investment operations	8.03	25.05	(15.82)	36.59	27.76	2.32
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(4.02)	(2.31)	(12.84)	(7.20)	(1.61)	(9.76)
Total distributions	(4.02)	(2.31)	(12.84)	(7.20)	(1.61)	(9.77)
Net asset value, end of period	$111.04	$107.03	$84.29	$112.95	$83.56	$57.41
Total Return C,D	7.64%	30.84%	(16.56)%	45.18%	49.22%	7.56%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.71% G	.72%	.71%	.72%	.74%	.76%
Expenses net of fee waivers, if any	.70% G	.71%	.71%	.72%	.74%	.76%
Expenses net of all reductions	.70% G	.71%	.71%	.72%	.74%	.76%
Net investment income (loss)	(.07)% G	(.03)%	(.15)%	(.18)%	.07%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$1,697,659	$1,515,475	$1,129,418	$1,470,830	$1,035,091	$674,914
Portfolio turnover rate H	19% G,I	30%	20%	44%	40% I	88%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Technology Fund Class Z

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$107.07	$84.22	$112.81	$83.44	$57.34	$67.88
Income from Investment Operations
Net investment income (loss) B,C	.02	.08	(.04)	(.06)	.12	.23
Net realized and unrealized gain (loss)	8.07	25.08	(15.63)	36.72	27.68	(.90)
Total from investment operations	8.09	25.16	(15.67)	36.66	27.80	(.67)
Distributions from net investment income	-	-	-	-	-	(.11)
Distributions from net realized gain	(4.14)	(2.31)	(12.92)	(7.29)	(1.70)	(9.76)
Total distributions	(4.14)	(2.31)	(12.92)	(7.29)	(1.70)	(9.87)
Net asset value, end of period	$111.02	$107.07	$84.22	$112.81	$83.44	$57.34
Total Return D,E	7.70%	31.00%	(16.46)%	45.37%	49.39%	2.88%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.59% H	.60%	.59%	.60%	.62%	.63% H
Expenses net of fee waivers, if any	.58% H	.59%	.59%	.60%	.62%	.63% H
Expenses net of all reductions	.58% H	.59%	.59%	.60%	.62%	.62% H
Net investment income (loss)	.05% H	.09%	(.04)%	(.06)%	.19%	.53% H
Supplemental Data
Net assets, end of period (000 omitted)	$570,822	$759,629	$462,278	$524,383	$298,255	$31,619
Portfolio turnover rate I	19% H,J	30%	20%	44%	40% J	88%

AFor the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Utilities Fund
Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

NextEra Energy, Inc.	14.2
Sempra	9.1
Duke Energy Corp.	8.3
Southern Co.	7.6
PG&E Corp.	6.1
Edison International	4.9
Constellation Energy Corp.	4.9
FirstEnergy Corp.	4.9
American Electric Power Co., Inc.	4.8
Entergy Corp.	4.7
69.5

Industries (% of Fund's net assets)

Electric Utilities	71.7
Multi-Utilities	16.5
Independent Power and Renewable Electricity Producers	7.8
Water Utilities	0.9
Gas Utilities	0.5
Electrical Equipment	0.2

Fidelity Advisor® Utilities Fund
Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
Electric Utilities - 71.7%
Electric Utilities - 71.7%
American Electric Power Co., Inc.	398,176	31,113,473
Constellation Energy Corp.	259,015	31,599,830
Duke Energy Corp.	560,185	53,682,529
Edison International	472,109	31,857,915
Entergy Corp.	301,800	30,107,568
Evergy, Inc.	277,000	14,063,290
Eversource Energy	437,081	23,698,532
Exelon Corp.	95,400	3,320,874
FirstEnergy Corp.	860,568	31,565,634
Fortum Corp.	144,000	1,974,828
NextEra Energy, Inc.	1,567,348	91,893,614
NRG Energy, Inc.	64,563	3,424,422
PG&E Corp.	2,344,098	39,544,933
PPL Corp.	1,009,834	26,457,651
Southern Co.	711,272	49,447,629
		463,752,722
Electrical Equipment - 0.2%
Electrical Components & Equipment - 0.2%
Sunrun, Inc. (a)(b)	79,500	1,151,160
Gas Utilities - 0.5%
Gas Utilities - 0.5%
UGI Corp. (b)	135,700	3,004,398
Independent Power and Renewable Electricity Producers - 7.8%
Independent Power Producers & Energy Traders - 6.2%
Energy Harbor Corp. (a)	142,300	11,426,690
The AES Corp.	726,000	12,109,680
Vistra Corp.	399,873	16,406,789
		39,943,159
Renewable Electricity - 1.6%
Clearway Energy, Inc. Class A	93,226	2,093,856
NextEra Energy Partners LP	207,700	6,199,845
Sunnova Energy International, Inc. (a)(b)	218,574	2,299,398
		10,593,099
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		50,536,258
Multi-Utilities - 16.5%
Multi-Utilities - 16.5%
DTE Energy Co.	134,217	14,149,156
NiSource, Inc.	843,644	21,909,435
Public Service Enterprise Group, Inc.	205,809	11,934,864
Sempra	822,973	58,891,948
		106,885,403
Water Utilities - 0.9%
Water Utilities - 0.9%
Essential Utilities, Inc. (b)	159,418	5,716,729
TOTAL COMMON STOCKS (Cost $554,655,817)		631,046,670

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	3,825,128	3,825,893
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	11,946,845	11,948,040
TOTAL MONEY MARKET FUNDS (Cost $15,773,933)		15,773,933

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $570,429,750)	646,820,603
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(490,404)
NET ASSETS - 100.0%	646,330,199

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	150,108,642	146,282,749	143,646	-	-	3,825,893	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,061,200	23,566,061	12,679,221	3,628	-	-	11,948,040	0.0%
Total	1,061,200	173,674,703	158,961,970	147,274	-	-	15,773,933

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	631,046,670	631,046,670	-	-

Money Market Funds	15,773,933	15,773,933	-	-
Total Investments in Securities:	646,820,603	646,820,603	-	-
Fidelity Advisor® Utilities Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,456,621) - See accompanying schedule:
Unaffiliated issuers (cost $554,655,817)	$631,046,670
Fidelity Central Funds (cost $15,773,933)	15,773,933

Total Investment in Securities (cost $570,429,750)		$646,820,603
Receivable for investments sold		14,244,588
Receivable for fund shares sold		396,076
Dividends receivable		173,683
Distributions receivable from Fidelity Central Funds		22,546
Prepaid expenses		1,092
Total assets		661,658,588
Liabilities
Payable for investments purchased	$1,639,016
Payable for fund shares redeemed	1,179,591
Accrued management fee	290,525
Distribution and service plan fees payable	130,422
Other affiliated payables	109,588
Other payables and accrued expenses	31,207
Collateral on securities loaned	11,948,040
Total Liabilities		15,328,389
Net Assets		$646,330,199
Net Assets consist of:
Paid in capital		$549,501,174
Total accumulated earnings (loss)		96,829,025
Net Assets		$646,330,199

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($291,108,415 ÷ 8,369,320 shares)(a)		$34.78
Maximum offering price per share (100/94.25 of $34.78)		$36.90
Class M :
Net Asset Value and redemption price per share ($60,717,794 ÷ 1,740,401 shares)(a)		$34.89
Maximum offering price per share (100/96.50 of $34.89)		$36.16
Class C :
Net Asset Value and offering price per share ($49,544,013 ÷ 1,462,621 shares)(a)		$33.87
Class I :
Net Asset Value, offering price and redemption price per share ($179,227,131 ÷ 5,020,583 shares)		$35.70
Class Z :
Net Asset Value, offering price and redemption price per share ($65,732,846 ÷ 1,842,696 shares)		$35.67
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$9,481,449
Income from Fidelity Central Funds (including $3,628 from security lending)		147,274
Total Income		9,628,723
Expenses
Management fee	$1,833,399
Transfer agent fees	581,763
Distribution and service plan fees	791,184
Accounting fees	110,841
Custodian fees and expenses	5,593
Independent trustees' fees and expenses	2,177
Registration fees	71,306
Audit	25,981
Legal	961
Interest	13,559
Miscellaneous	1,607
Total expenses before reductions	3,438,371
Expense reductions	(30,362)
Total expenses after reductions		3,408,009
Net Investment income (loss)		6,220,714
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	24,869,283
Foreign currency transactions	104
Total net realized gain (loss)		24,869,387
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(66,891,404)
Assets and liabilities in foreign currencies	121
Total change in net unrealized appreciation (depreciation)		(66,891,283)
Net gain (loss)		(42,021,896)
Net increase (decrease) in net assets resulting from operations		$(35,801,182)
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,220,714	$15,393,791
Net realized gain (loss)	24,869,387	16,244,128
Change in net unrealized appreciation (depreciation)	(66,891,283)	(49,018,005)
Net increase (decrease) in net assets resulting from operations	(35,801,182)	(17,380,086)
Distributions to shareholders	(17,275,171)	(42,208,285)

Share transactions - net increase (decrease)	(119,193,626)	47,417,119
Total increase (decrease) in net assets	(172,269,979)	(12,171,252)

Net Assets
Beginning of period	818,600,178	830,771,430
End of period	$646,330,199	$818,600,178

Financial Highlights
Fidelity Advisor® Utilities Fund Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$37.27	$39.71	$34.53	$30.67	$31.73	$31.54
Income from Investment Operations
Net investment income (loss) A,B	.30	.64	.52	.56	.60	.67
Net realized and unrealized gain (loss)	(1.88)	(1.29)	5.84	3.98	(1.03)	2.81
Total from investment operations	(1.58)	(.65)	6.36	4.54	(.43)	3.48
Distributions from net investment income	(.42)	(.64)	(.67)	(.68)	(.62)	(.48)
Distributions from net realized gain	(.49)	(1.15)	(.51)	-	- C	(2.81)
Total distributions	(.91)	(1.79)	(1.18)	(.68)	(.63) D	(3.29)
Net asset value, end of period	$34.78	$37.27	$39.71	$34.53	$30.67	$31.73
Total Return E,F,G	(4.26)%	(1.58)%	18.70%	14.95%	(1.56)%	11.73%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.02% J	1.01%	1.02%	1.05%	1.06%	1.08%
Expenses net of fee waivers, if any	1.02% J	1.01%	1.02%	1.04%	1.06%	1.07%
Expenses net of all reductions	1.02% J	1.01%	1.02%	1.03%	1.05%	1.06%
Net investment income (loss)	1.73% J	1.71%	1.41%	1.70%	1.88%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$291,108	$327,807	$322,060	$254,388	$249,158	$268,246
Portfolio turnover rate K	89% J	66%	36%	45%	80% L	56%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Utilities Fund Class M

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$37.37	$39.81	$34.57	$30.71	$31.77	$31.58
Income from Investment Operations
Net investment income (loss) A,B	.26	.54	.42	.47	.51	.58
Net realized and unrealized gain (loss)	(1.88)	(1.29)	5.85	3.99	(1.03)	2.81
Total from investment operations	(1.62)	(.75)	6.27	4.46	(.52)	3.39
Distributions from net investment income	(.37)	(.54)	(.51)	(.60)	(.53)	(.39)
Distributions from net realized gain	(.49)	(1.15)	(.51)	-	- C	(2.81)
Total distributions	(.86)	(1.69)	(1.03) D	(.60)	(.54) D	(3.20)
Net asset value, end of period	$34.89	$37.37	$39.81	$34.57	$30.71	$31.77
Total Return E,F,G	(4.37)%	(1.85)%	18.37%	14.63%	(1.82)%	11.38%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.29% J	1.28%	1.30%	1.32%	1.33%	1.36%
Expenses net of fee waivers, if any	1.28% J	1.27%	1.29%	1.32%	1.33%	1.36%
Expenses net of all reductions	1.28% J	1.27%	1.29%	1.31%	1.33%	1.35%
Net investment income (loss)	1.46% J	1.45%	1.14%	1.42%	1.60%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$60,718	$68,733	$71,690	$58,065	$58,773	$61,741
Portfolio turnover rate K	89% J	66%	36%	45%	80% L	56%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Utilities Fund Class C

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$36.30	$38.73	$33.60	$29.83	$30.90	$30.81
Income from Investment Operations
Net investment income (loss) A,B	.17	.35	.24	.30	.35	.42
Net realized and unrealized gain (loss)	(1.83)	(1.26)	5.67	3.88	(1.01)	2.74
Total from investment operations	(1.66)	(.91)	5.91	4.18	(.66)	3.16
Distributions from net investment income	(.28)	(.37)	(.27)	(.41)	(.40)	(.26)
Distributions from net realized gain	(.49)	(1.15)	(.51)	-	- C	(2.81)
Total distributions	(.77)	(1.52)	(.78)	(.41)	(.41) D	(3.07)
Net asset value, end of period	$33.87	$36.30	$38.73	$33.60	$29.83	$30.90
Total Return E,F,G	(4.61)%	(2.34)%	17.78%	14.10%	(2.28)%	10.87%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.78% J	1.77%	1.78%	1.80%	1.81%	1.83%
Expenses net of fee waivers, if any	1.77% J	1.76%	1.78%	1.80%	1.81%	1.83%
Expenses net of all reductions	1.77% J	1.76%	1.78%	1.79%	1.80%	1.82%
Net investment income (loss)	.97% J	.96%	.65%	.94%	1.12%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$49,544	$58,042	$61,087	$49,312	$63,458	$66,525
Portfolio turnover rate K	89% J	66%	36%	45%	80% L	56%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Utilities Fund Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$38.22	$40.68	$35.39	$31.40	$32.47	$32.21
Income from Investment Operations
Net investment income (loss) A,B	.36	.76	.64	.66	.71	.76
Net realized and unrealized gain (loss)	(1.92)	(1.33)	5.98	4.10	(1.07)	2.88
Total from investment operations	(1.56)	(.57)	6.62	4.76	(.36)	3.64
Distributions from net investment income	(.47)	(.74)	(.81)	(.77)	(.71)	(.58)
Distributions from net realized gain	(.49)	(1.15)	(.51)	-	- C	(2.81)
Total distributions	(.96)	(1.89)	(1.33) D	(.77)	(.71)	(3.38) D
Net asset value, end of period	$35.70	$38.22	$40.68	$35.39	$31.40	$32.47
Total Return E,F	(4.11)%	(1.34)%	19.00%	15.30%	(1.30)%	12.04%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.76% I	.75%	.76%	.77%	.79%	.81%
Expenses net of fee waivers, if any	.75% I	.74%	.75%	.77%	.78%	.80%
Expenses net of all reductions	.75% I	.74%	.75%	.76%	.78%	.79%
Net investment income (loss)	1.99% I	1.98%	1.68%	1.97%	2.15%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$179,227	$255,201	$269,667	$143,582	$187,833	$229,777
Portfolio turnover rate J	89% I	66%	36%	45%	80% K	56%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Utilities Fund Class Z

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$38.20	$40.66	$35.38	$31.42	$32.48	$33.14
Income from Investment Operations
Net investment income (loss) B,C	.38	.81	.69	.71	.74	.63
Net realized and unrealized gain (loss)	(1.93)	(1.33)	5.98	4.08	(1.04)	2.13
Total from investment operations	(1.55)	(.52)	6.67	4.79	(.30)	2.76
Distributions from net investment income	(.50)	(.79)	(.88)	(.83)	(.75)	(.61)
Distributions from net realized gain	(.49)	(1.15)	(.51)	-	- D	(2.81)
Total distributions	(.98) E	(1.94)	(1.39)	(.83)	(.76) E	(3.42)
Net asset value, end of period	$35.67	$38.20	$40.66	$35.38	$31.42	$32.48
Total Return F,G	(4.06)%	(1.21)%	19.17%	15.41%	(1.15)%	9.04%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.63% J	.62%	.63%	.64%	.65%	.66% J
Expenses net of fee waivers, if any	.62% J	.62%	.63%	.64%	.65%	.66% J
Expenses net of all reductions	.62% J	.62%	.63%	.63%	.64%	.64% J
Net investment income (loss)	2.12% J	2.10%	1.81%	2.10%	2.29%	2.41% J
Supplemental Data
Net assets, end of period (000 omitted)	$65,733	$108,817	$106,266	$54,746	$52,034	$17,071
Portfolio turnover rate K	89% J	66%	36%	45%	80% L	56%

AFor the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financials Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund (the Funds) are funds of Fidelity Advisor Series VII (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Fidelity Advisor Financials Fund and Fidelity Advisor Health Care Fund. Each Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements for Fidelity Advisor Health Care Fund have been consolidated to include the Subsidiary accounts (see Consolidated Subsidiary note below).
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Fidelity Advisor Biotechnology Fund

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$36,894,086	Market approach	Transaction price	$0.00 - $12.40 / $4.08	Increase
			Discount rate	5.0% - 35.0% / 23.8%	Decrease
			Premium rate	10.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	4.7% - 6.2% / 5.2%	Decrease
			Probability rate	0.0% - 90.0% / 45.0%	Increase
			Term	0.2 - 7.2 / 3.7	Increase
		Black scholes	Discount rate	4.1% - 4.3% / 4.2%	Increase
			Volatility	75.0% - 100.0% / 84.5%	Increase
			Term	2.0 - 3.0 / 2.9	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Fidelity Advisor Health Care Fund

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$61,436,335	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.3 - 20.0 / 5.6	Increase
		Market approach	Transaction price	$7.75 - $20.56 / $13.55	Increase
			Discount rate	10.0% - 65.0% / 23.1%	Decrease
		Black scholes	Discount rate	4.1% - 4.6% / 4.2%	Increase
			Volatility	45.0% - 90.0% / 60.6%	Increase
			Term	1.5 - 4.0 / 3.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Fidelity Advisor Technology Fund

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$87,966,038	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.0 - 30.8 / 10.3	Increase
		Market approach	Transaction price	$1.11 - $59.45 / $6.72	Increase
			Discount rate	30.0% - 75.0% / 31.1%	Decrease
			Premium rate	20.0% - 45.0% / 26.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	27.8%	Decrease
			Exit multiple	1.5	Increase
		Black scholes	Discount rate	4.0% - 4.3% / 4.1%	Increase
			Volatility	50.0% - 100.0% / 79.4%	Increase
			Term	2.0 - 5.0 / 3.8	Increase
Corporate Bonds	$2,986,270	Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	3.5%	Decrease
Preferred Securities	$831,360	Market approach	Transaction price	$100.00	Increase
			Discount rate	27.1% - 35.4% / 32.2%	Decrease
			Probability rate	10.0% - 60.0% / 42.0%	Increase
		Black scholes	Discount rate	4.2% - 4.3% / 4.2%	Increase
			Volatility	70.0% - 100.0% / 88.6%	Increase
			Term	2.0 - 3.0 / 2.6	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Energy Fund	92,804
Fidelity Advisor Technology Fund	148,950

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation, redemptions in-kind, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Advisor Biotechnology Fund	$1,249,683,822	$588,495,071	$(46,523,774)	$541,971,297
Fidelity Advisor Consumer Discretionary Fund	257,745,915	211,691,326	(8,099,881)	203,591,445
Fidelity Advisor Energy Fund	701,637,040	436,748,525	(12,415,216)	424,333,309
Fidelity Advisor Financials Fund	358,184,825	89,449,283	(10,350,947)	79,098,336
Fidelity Advisor Health Care Fund	3,365,102,442	1,916,231,225	(272,353,993)	1,643,877,232
Fidelity Advisor Industrials Fund	400,072,083	96,866,486	(8,666,985)	88,199,501
Fidelity Advisor Semiconductors Fund	1,074,328,443	714,986,002	(31,532,179)	683,453,823
Fidelity Advisor Technology Fund	2,788,474,176	2,707,672,306	(178,245,028)	2,529,427,278
Fidelity Advisor Utilities Fund	575,844,855	99,164,658	(28,188,910)	70,975,748

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Advisor Biotechnology Fund	$(28,267,198)	$-	$(28,267,198)
Fidelity Advisor Consumer Discretionary Fund	(6,500,519)	-	(6,500,519)
Fidelity Advisor Energy Fund	(189,871,773)	(88,148,356)	(278,020,129)
Fidelity Advisor Financials Fund	(6,017,984)	-	(6,017,984)
Fidelity Advisor Health Care Fund	(16,082,102)	-	(16,082,102)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Advisor Health Care Fund	3,803,332.08

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Biotechnology Fund	662,249,393	807,140,048
Fidelity Advisor Consumer Discretionary Fund	58,961,077	102,119,241
Fidelity Advisor Energy Fund	228,610,912	364,383,385
Fidelity Advisor Financials Fund	98,018,478	156,563,607
Fidelity Advisor Health Care Fund	1,009,968,313	1,837,084,289
Fidelity Advisor Industrials Fund	79,414,565	150,102,603
Fidelity Advisor Semiconductors Fund	402,450,256	192,249,324
Fidelity Advisor Technology Fund	473,340,961	585,861,245
Fidelity Advisor Utilities Fund	311,472,476	457,827,900

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Advisor Consumer Discretionary Fund	493,122	15,311,646	19,147,937	Class I
Fidelity Advisor Energy Fund	1,253,395	42,342,401	57,668,686	Class I
Fidelity Advisor Financials Fund	629,921	7,051,602	15,955,906	Class I
Fidelity Advisor Industrials Fund	553,097	11,201,399	22,245,575	Class I
Fidelity Advisor Technology Fund	1,690,112	75,184,814	169,535,169	Class I

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Advisor Industrials Fund	634,301	16,690,939	26,323,494	Class C
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Advisor Biotechnology Fund	.30%	.22%	.52%
Fidelity Advisor Consumer Discretionary Fund	.30%	.22%	.52%
Fidelity Advisor Energy Fund	.30%	.22%	.52%
Fidelity Advisor Financials Fund	.30%	.22%	.52%
Fidelity Advisor Health Care Fund	.30%	.22%	.52%
Fidelity Advisor Industrials Fund	.30%	.22%	.52%
Fidelity Advisor Semiconductors Fund	.30%	.22%	.52%
Fidelity Advisor Technology Fund	.30%	.22%	.52%
Fidelity Advisor Utilities Fund	.30%	.22%	.52%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Advisor Biotechnology Fund
Class A	- %	.25%	$749,879	$ -
Class M	.25%	.25%	269,522	-
Class C	.75%	.25%	501,893	19,420
			$1,521,294	$19,420
Fidelity Advisor Consumer Discretionary Fund
Class A	- %	.25%	$250,172	$289
Class M	.25%	.25%	83,434	-
Class C	.75%	.25%	190,519	10,398
			$524,125	$10,687
Fidelity Advisor Energy Fund
Class A	- %	.25%	$470,735	$3,372
Class M	.25%	.25%	271,390	-
Class C	.75%	.25%	446,347	57,916
			$1,188,472	$61,288
Fidelity Advisor Financials Fund
Class A	- %	.25%	$202,276	$ -
Class M	.25%	.25%	153,882	-
Class C	.75%	.25%	181,795	9,333
			$537,953	$9,333
Fidelity Advisor Health Care Fund
Class A	- %	.25%	$1,778,225	$1,998
Class M	.25%	.25%	729,080	-
Class C	.75%	.25%	1,555,223	83,235
			$4,062,528	$85,233
Fidelity Advisor Industrials Fund
Class A	- %	.25%	$274,125	$ -
Class M	.25%	.25%	131,958	-
Class C	.75%	.25%	154,503	6,437
			$560,586	$6,437
Fidelity Advisor Semiconductors Fund
Class A	- %	.25%	$723,240	$11,644
Class M	.25%	.25%	228,508	-
Class C	.75%	.25%	618,559	108,891
			$1,570,307	$120,535
Fidelity Advisor Technology Fund
Class A	- %	.25%	$2,324,824	$10,773
Class M	.25%	.25%	1,519,636	-
Class C	.75%	.25%	1,461,507	135,916
			$5,305,967	$146,689
Fidelity Advisor Utilities Fund
Class A	- %	.25%	$374,556	$3,513
Class M	.25%	.25%	156,974	-
Class C	.75%	.25%	259,654	46,847
			$791,184	$50,360

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Advisor Biotechnology Fund
Class A	$30,535
Class M	3,168
Class CA	556
$34,259
Fidelity Advisor Consumer Discretionary Fund
Class A	$27,740
Class M	1,590
Class CA	42
$29,372
Fidelity Advisor Energy Fund
Class A	$61,011
Class M	5,496
Class CA	289
$66,796
Fidelity Advisor Financials Fund
Class A	$9,056
Class M	1,602
Class CA	118
$10,776
Fidelity Advisor Health Care Fund
Class A	$90,866
Class M	10,124
Class CA	1,271
$102,261
Fidelity Advisor Industrials Fund
Class A	$12,096
Class M	1,667
Class CA	37
$13,800
Fidelity Advisor Semiconductors Fund
Class A	$399,541
Class M	11,317
Class CA	945
$411,803
Fidelity Advisor Technology Fund
Class A	$335,434
Class M	18,826
Class CA	1,269
$355,529
Fidelity Advisor Utilities Fund
Class A	$40,893
Class M	5,282
Class CA	641
$46,816

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Fidelity Advisor Biotechnology Fund
Class A	0.1903
Class M	0.2000
Class C	0.2000
Class I	0.1685
Fidelity Advisor Consumer Discretionary Fund
Class A	0.1852
Class M	0.1966
Class C	0.1935
Class I	0.1674
Fidelity Advisor Energy Fund
Class A	0.1947
Class M	0.2000
Class C	0.1869
Class I	0.1705
Fidelity Advisor Financials Fund
Class A	0.1976
Class M	0.1869
Class C	0.1947
Class I	0.1737
Fidelity Advisor Health Care Fund
Class A	0.1777
Class M	0.1808
Class C	0.1825
Class I	0.1682
Fidelity Advisor Industrials Fund
Class A	0.1826
Class M	0.1827
Class C	0.1899
Class I	0.1650
Fidelity Advisor Semiconductors Fund
Class A	0.1685
Class M	0.1551
Class C	0.1746
Class I	0.1642
Fidelity Advisor Technology Fund
Class A	0.1674
Class M	0.1602
Class C	0.1813
Class I	0.1597
Fidelity Advisor Utilities Fund
Class A	0.1841
Class M	0.1996
Class C	0.1879
Class I	0.1669

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Fidelity Advisor Biotechnology Fund
Class A	$575,105.19
Class M	114,775.21
Class C	101,141.20
Class I	540,152.17
Class Z	13,439.04
	$1,344,612
Fidelity Advisor Consumer Discretionary Fund
Class A	$188,620.19
Class M	33,406.20
Class C	37,432.20
Class I	115,094.17
Class Z	12,428.04
	$386,980
Fidelity Advisor Energy Fund
Class A	$362,859.19
Class M	108,289.20
Class C	82,887.19
Class I	446,939.17
Class Z	41,632.04
	$1,042,606
Fidelity Advisor Financials Fund
Class A	$162,050.20
Class M	57,954.19
Class C	35,433.19
Class I	87,663.17
Class Z	12,081.04
	$355,181
Fidelity Advisor Health Care Fund
Class A	$1,274,126.18
Class M	266,355.18
Class C	284,302.18
Class I	1,916,130.17
Class Z	149,800.04
	$3,890,713
Fidelity Advisor Industrials Fund
Class A	$202,957.19
Class M	48,927.19
Class C	29,632.19
Class I	109,257.17
Class Z	10,530.04
	$401,303
Fidelity Advisor Semiconductors Fund
Class A	$498,121.17
Class M	72,775.16
Class C	110,069.18
Class I	448,693.17
Class Z	20,983.04
	$1,150,641
Fidelity Advisor Technology Fund
Class A	$1,578,701.17
Class M	493,806.16
Class C	268,469.18
Class I	1,205,235.16
Class Z	134,664.04
	$3,680,875
Fidelity Advisor Utilities Fund
Class A	$279,780.19
Class M	63,948.20
Class C	49,481.19
Class I	170,990.17
Class Z	17,564.04
	$581,763
A Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Biotechnology Fund	0.0275
Fidelity Advisor Consumer Discretionary Fund	0.0353
Fidelity Advisor Energy Fund	0.0283
Fidelity Advisor Financials Fund	0.0354
Fidelity Advisor Health Care Fund	0.0174
Fidelity Advisor Industrials Fund	0.0344
Fidelity Advisor Semiconductors Fund	0.0281
Fidelity Advisor Technology Fund	0.0192
Fidelity Advisor Utilities Fund	0.0308

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Biotechnology Fund	.03
Fidelity Advisor Consumer Discretionary Fund	.04
Fidelity Advisor Energy Fund	.03
Fidelity Advisor Financials Fund	.04
Fidelity Advisor Health Care Fund	.02
Fidelity Advisor Industrials Fund	.03
Fidelity Advisor Semiconductors Fund	.03
Fidelity Advisor Technology Fund	.02
Fidelity Advisor Utilities Fund	.03

Subsequent Event - Management Fee. Effective March 1, 2024, each Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate will pay certain expenses of managing and operating each Fund out of each class's management fee.

Each class of each Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

When determining a class's management fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for a class of shares of each Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Adviser Biotechnology Fund
Class A	.71
Class M	.72
Class C	.72
Class I	.69
Class Z	.56
Fidelity Adviser Consumer Discretionary Fund
Class A	.70
Class M	.72
Class C	.71
Class I	.69
Class Z	.56
Fidelity Adviser Energy Fund
Class A	.72
Class M	.72
Class C	.71
Class I	.69
Class Z	.56
Fidelity Financials Fund
Class A	.72
Class M	.71
Class C	.71
Class I	.69
Class Z	.56
Fidelity Adviser Health Care Fund
Class A	.69
Class M	.69
Class C	.69
Class I	.68
Class Z	.55
Fidelity Adviser Industrials Fund
Class A	.70
Class M	.70
Class C	.71
Class I	.68
Class Z	.56
Fidelity Adviser Semiconductors Fund
Class A	.69
Class M	.68
Class C	.70
Class I	.69
Class Z	.56
Fidelity Adviser Technology Fund
Class A	.68
Class M	.67
Class C	.69
Class I	.67
Class Z	.55
Fidelity Adviser Utilities Fund
Class A	.71
Class M	.72
Class C	.71
Class I	.69
Class Z	.57

One-twelfth of the management fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class.

Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Advisor Biotechnology Fund	$32,434
Fidelity Advisor Consumer Discretionary Fund	621
Fidelity Advisor Energy Fund	6,238
Fidelity Advisor Financials Fund	1,267
Fidelity Advisor Health Care Fund	18,370
Fidelity Advisor Industrials Fund	1,961
Fidelity Advisor Semiconductors Fund	3,398
Fidelity Advisor Technology Fund	4,748
Fidelity Advisor Utilities Fund	4,928

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Biotechnology Fund	Borrower	$ 11,723,000	5.58%	$10,909
Fidelity Advisor Energy Fund	Borrower	$6,345,333	5.57%	$5,888
Fidelity Advisor Health Care Fund	Borrower	$ 17,223,286	5.57%	$37,301
Fidelity Advisor Industrials Fund	Borrower	$ 5,571,750	5.57%	$3,445
Fidelity Advisor Technology Fund	Borrower	$ 4,118,000	5.57%	$2,547
Fidelity Advisor Utilities Fund	Borrower	$ 14,616,167	5.57%	$13,559

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Biotechnology Fund	21,850,138	48,013,280	1,403,689
Fidelity Advisor Consumer Discretionary Fund	8,686,259	2,366,220	(276,458)
Fidelity Advisor Energy Fund	17,321,484	3,410,490	786,371
Fidelity Advisor Financials Fund	4,321,503	8,370,588	414,634
Fidelity Advisor Health Care Fund	54,574,586	146,027,320	(27,455,750)
Fidelity Advisor Industrials Fund	1,373,060	1,462,420	(114,328)
Fidelity Advisor Semiconductors Fund	10,291,820	152,100	(1,875)
Fidelity Advisor Technology Fund	12,890,751	7,952,372	2,083,504
Fidelity Advisor Utilities Fund	728,567	19,857,435	2,039,757

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Advisor Biotechnology Fund	1,891
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Biotechnology Fund	$1,203
Fidelity Advisor Consumer Discretionary Fund	377
Fidelity Advisor Energy Fund	1,066
Fidelity Advisor Financials Fund	340
Fidelity Advisor Health Care Fund	4,116
Fidelity Advisor Industrials Fund	393
Fidelity Advisor Semiconductors Fund	1,104
Fidelity Advisor Technology Fund	3,883
Fidelity Advisor Utilities Fund	583
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Biotechnology Fund	$79,861	$8,593	$-
Fidelity Advisor Consumer Discretionary Fund	$1,173	$69	$-
Fidelity Advisor Energy Fund	$3,785	$-	$-
Fidelity Advisor Financials Fund	$213	$-	$-
Fidelity Advisor Health Care Fund	$12,997	$193	$142,505
Fidelity Advisor Industrials Fund	$272	$-	$-
Fidelity Advisor Semiconductors Fund	$10,903	$2,765	$-
Fidelity Advisor Technology Fund	$280	$206	$-
Fidelity Advisor Utilities Fund	$380	$-	$-
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Advisor Biotechnology Fund	$460	$-
Class M	-	427
Fidelity Advisor Energy Fund	-	-
Class M	-	151
Fidelity Advisor Financials Fund	-	-
Class M	-	20
Fidelity Advisor Health Care Fund	190	-
Fidelity Advisor Industrials Fund	-	-
Class M	-	76
Fidelity Advisor Technology Fund	353	-
Fidelity Advisor Utilities Fund	-	-
Class M	-	67

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Advisor Biotechnology Fund	$64,987
Fidelity Advisor Consumer Discretionary Fund	20,210
Fidelity Advisor Energy Fund	54,922
Fidelity Advisor Financials Fund	17,921
Fidelity Advisor Health Care Fund	214,367
Fidelity Advisor Industrials Fund	20,940
Fidelity Advisor Semiconductors Fund	61,534
Fidelity Advisor Technology Fund	210,763
Fidelity Advisor Utilities Fund	30,295
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Advisor Biotechnology Fund
Distributions to shareholders
Class A	$7,399,424	$-
Class M	1,088,438	-
Class I	9,290,645	-
Class Z	1,038,552	-
Total	$18,817,059	$-
Fidelity Advisor Consumer Discretionary Fund
Distributions to shareholders
Class A	$-	$6,880,690
Class M	-	1,398,366
Class C	-	2,489,252
Class I	-	3,782,125
Class Z	-	2,612,656
Total	$-	$17,163,089
Fidelity Advisor Energy Fund
Distributions to shareholders
Class A	$7,318,037	$8,545,498
Class M	1,764,969	2,095,293
Class C	1,178,876	1,833,534
Class I	11,020,177	13,584,550
Class Z	2,232,106	7,375,972
Total	$23,514,165	$33,434,847
Fidelity Advisor Financials Fund
Distributions to shareholders
Class A	$3,936,144	$10,343,831
Class M	1,359,712	3,691,281
Class C	580,285	2,770,639
Class I	2,558,939	7,089,508
Class Z	547,015	6,890,192
Total	$8,982,095	$30,785,451
Fidelity Advisor Health Care Fund
Distributions to shareholders
Class A	$-	$-
Class M	-	-
Class C	-	-
Class I	-	-
Class Z	-	-
Total	$-	$-
Fidelity Advisor Industrials Fund
Distributions to shareholders
Class A	$19,091,633	$7,071,012
Class M	4,801,657	1,678,793
Class C	3,163,271	1,387,568
Class I	9,988,265	4,233,189
Class Z	2,725,506	3,179,380
Total	$39,770,332	$17,549,942
Fidelity Advisor Semiconductors Fund
Distributions to shareholders
Class A	$21,083,170	$8,928,808
Class M	3,540,848	1,417,206
Class C	5,533,446	2,898,996
Class I	18,203,721	7,802,658
Class Z	3,470,629	1,111,011
Total	$51,831,814	$22,158,679
Fidelity Advisor Technology Fund
Distributions to shareholders
Class A	$75,971,395	$44,657,722
Class M	26,863,953	15,873,515
Class C	15,432,652	11,031,237
Class I	58,230,400	31,149,239
Class Z	19,915,535	14,911,183
Total	$196,413,935	$117,622,896
Fidelity Advisor Utilities Fund
Distributions to shareholders
Class A	$7,597,835	$15,827,969
Class M	1,498,943	3,178,096
Class C	1,134,625	2,595,233
Class I	5,038,505	14,746,535
Class Z	2,005,263	5,860,452
Total	$17,275,171	$42,208,285
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2024	Year ended July 31, 2023	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Advisor Biotechnology Fund
Class A
Shares sold	1,343,267	3,200,209	$33,757,673	$78,997,743
Reinvestment of distributions	273,310	-	6,909,268	-
Shares redeemed	(3,100,491)	(5,129,445)	(75,689,518)	(126,229,442)
Net increase (decrease)	(1,483,914)	(1,929,236)	$(35,022,577)	$(47,231,699)
Class M
Shares sold	151,298	585,052	$3,522,473	$13,155,289
Reinvestment of distributions	46,475	-	1,075,432	-
Shares redeemed	(466,528)	(1,112,087)	(10,581,894)	(25,079,956)
Net increase (decrease)	(268,755)	(527,035)	$(5,983,989)	$(11,924,667)
Class C
Shares sold	151,797	406,454	$3,003,859	$7,809,259
Shares redeemed	(1,675,816)	(4,111,528)	(32,084,134)	(79,272,567)
Net increase (decrease)	(1,524,019)	(3,705,074)	$(29,080,275)	$(71,463,308)
Class I
Shares sold	1,913,529	3,930,484	$52,456,681	$105,588,310
Reinvestment of distributions	282,262	-	7,793,263	-
Shares redeemed	(4,529,949)	(7,664,664)	(121,193,926)	(205,027,950)
Net increase (decrease)	(2,334,158)	(3,734,180)	$(60,943,982)	$(99,439,640)
Class Z
Shares sold	538,073	772,947	$14,749,488	$20,513,188
Reinvestment of distributions	32,151	-	889,286	-
Shares redeemed	(478,829)	(1,187,102)	(12,695,760)	(31,371,222)
Net increase (decrease)	91,395	(414,155)	$2,943,014	$(10,858,034)
Fidelity Advisor Consumer Discretionary Fund
Class A
Shares sold	470,162	982,071	$17,438,746	$32,708,559
Reinvestment of distributions	-	213,159	-	6,684,934
Shares redeemed	(445,404)	(1,161,794)	(16,357,629)	(37,480,011)
Net increase (decrease)	24,758	33,436	$1,081,117	$1,913,482
Class M
Shares sold	46,820	139,907	$1,611,608	$4,259,426
Reinvestment of distributions	-	48,202	-	1,382,434
Shares redeemed	(131,643)	(240,619)	(4,377,432)	(7,160,832)
Net increase (decrease)	(84,823)	(52,510)	$(2,765,824)	$(1,518,972)
Class C
Shares sold	62,924	166,292	$1,757,404	$4,242,334
Reinvestment of distributions	-	104,574	-	2,479,122
Shares redeemed	(370,247)	(750,676)	(10,254,370)	(18,507,976)
Net increase (decrease)	(307,323)	(479,810)	$(8,496,966)	$(11,786,520)
Class I
Shares sold	1,102,478	1,961,206	$43,841,316	$72,509,098
Reinvestment of distributions	-	105,097	-	3,632,142
Shares redeemed	(1,306,496)	(1,814,837)	(52,335,029)	(64,112,469)
Net increase (decrease)	(204,018)	251,466	$(8,493,713)	$12,028,771
Class Z
Shares sold	246,514	1,607,768	$9,867,140	$55,088,683
Reinvestment of distributions	-	73,211	-	2,541,170
Shares redeemed	(1,482,833)	(774,213)	(57,652,071)	(27,608,114)
Net increase (decrease)	(1,236,319)	906,766	$(47,784,931)	$30,021,739
Fidelity Advisor Energy Fund
Class A
Shares sold	908,852	2,965,090	$41,116,617	$125,359,435
Reinvestment of distributions	167,874	200,714	7,094,348	8,281,444
Shares redeemed	(1,275,878)	(3,841,903)	(56,372,285)	(159,054,801)
Net increase (decrease)	(199,152)	(676,099)	$(8,161,320)	$(25,413,922)
Class M
Shares sold	180,013	390,349	$8,340,375	$16,951,245
Reinvestment of distributions	39,715	48,467	1,727,981	2,057,403
Shares redeemed	(306,678)	(875,129)	(13,836,478)	(37,005,996)
Net increase (decrease)	(86,950)	(436,313)	$(3,768,122)	$(17,997,348)
Class C
Shares sold	194,587	662,408	$7,943,864	$25,703,152
Reinvestment of distributions	29,115	46,957	1,125,304	1,773,567
Shares redeemed	(488,152)	(1,329,293)	(19,774,732)	(50,167,462)
Net increase (decrease)	(264,450)	(619,928)	$(10,705,564)	$(22,690,743)
Class I
Shares sold	4,006,242	5,904,399	$191,298,602	$264,297,953
Reinvestment of distributions	226,380	282,440	10,144,089	12,342,610
Shares redeemed	(4,234,809)	(8,165,711)	(196,931,026)	(357,278,979)
Net increase (decrease)	(2,187)	(1,978,872)	$4,511,665	$(80,638,416)
Class Z
Shares sold	1,163,278	3,968,517	$56,433,731	$175,402,328
Reinvestment of distributions	42,781	162,239	1,913,609	7,071,987
Shares redeemed	(4,693,239)	(4,835,412)	(223,400,891)	(211,058,509)
Net increase (decrease)	(3,487,180)	(704,656)	$(165,053,551)	$(28,584,194)
Fidelity Advisor Financials Fund
Class A
Shares sold	377,635	1,007,482	$9,740,590	$25,570,300
Reinvestment of distributions	136,530	408,292	3,770,958	9,950,068
Shares redeemed	(774,601)	(2,063,576)	(19,715,949)	(51,294,760)
Net increase (decrease)	(260,436)	(647,802)	$(6,204,401)	$(15,774,392)
Class M
Shares sold	93,868	382,498	$2,458,268	$9,695,969
Reinvestment of distributions	49,122	150,930	1,340,046	3,634,395
Shares redeemed	(264,864)	(663,018)	(6,648,514)	(16,163,119)
Net increase (decrease)	(121,874)	(129,590)	$(2,850,200)	$(2,832,755)
Class C
Shares sold	47,180	158,220	$1,154,119	$3,741,582
Reinvestment of distributions	22,503	121,519	577,888	2,753,627
Shares redeemed	(396,918)	(931,916)	(9,321,137)	(21,566,685)
Net increase (decrease)	(327,235)	(652,177)	$(7,589,130)	$(15,071,476)
Class I
Shares sold	1,069,099	1,989,855	$27,832,076	$52,766,831
Reinvestment of distributions	87,544	277,356	2,502,894	6,989,374
Shares redeemed	(1,565,280)	(2,968,307)	(40,488,740)	(75,651,884)
Net increase (decrease)	(408,637)	(701,096)	$(10,153,770)	$(15,895,679)
Class Z
Shares sold	974,352	3,844,623	$27,188,495	$99,675,825
Reinvestment of distributions	14,544	239,686	415,095	6,020,924
Shares redeemed	(2,781,895)	(3,116,457)	(70,754,153)	(79,345,103)
Net increase (decrease)	(1,792,999)	967,852	$(43,150,563)	$26,351,646
Fidelity Advisor Health Care Fund
Class A
Shares sold	1,414,516	3,952,012	$80,365,020	$229,948,864
Shares redeemed	(3,031,248)	(4,091,037)	(171,292,309)	(237,824,749)
Net increase (decrease)	(1,616,732)	(139,025)	$(90,927,289)	$(7,875,885)
Class M
Shares sold	117,536	323,729	$6,142,345	$17,197,627
Shares redeemed	(453,074)	(798,274)	(23,398,439)	(42,502,451)
Net increase (decrease)	(335,538)	(474,545)	$(17,256,094)	$(25,304,824)
Class C
Shares sold	196,036	724,395	$8,317,894	$31,252,102
Shares redeemed	(1,785,189)	(4,142,787)	(74,884,674)	(179,275,708)
Net increase (decrease)	(1,589,153)	(3,418,392)	$(66,566,780)	$(148,023,606)
Class I
Shares sold	2,640,583	7,285,756	$166,645,986	$469,523,346
Shares redeemed	(9,379,649)	(11,196,061)	(587,738,691)	(721,560,464)
Net increase (decrease)	(6,739,066)	(3,910,305)	$(421,092,705)	$(252,037,118)
Class Z
Shares sold	1,481,518	5,264,645	$93,821,273	$334,148,597
Shares redeemed	(5,369,713)	(5,098,057)	(332,821,099)	(326,368,763)
Net increase (decrease)	(3,888,195)	166,588	$(238,999,826)	$7,779,834
Fidelity Advisor Industrials Fund
Class A
Shares sold	347,481	406,707	$12,883,414	$14,207,996
Reinvestment of distributions	476,633	199,881	18,092,981	6,692,020
Shares redeemed	(457,145)	(1,106,776)	(17,188,671)	(38,331,064)
Net increase (decrease)	366,969	(500,188)	$13,787,724	$(17,431,048)
Class M
Shares sold	98,790	126,166	$3,638,107	$4,217,090
Reinvestment of distributions	130,912	51,559	4,766,508	1,664,332
Shares redeemed	(103,811)	(241,056)	(3,772,832)	(8,188,209)
Net increase (decrease)	125,891	(63,331)	$4,631,783	$(2,306,787)
Class C
Shares sold	74,233	76,596	$2,344,233	$2,255,873
Reinvestment of distributions	101,765	49,445	3,132,328	1,376,542
Shares redeemed	(174,649)	(403,651)	(5,385,409)	(11,609,090)
Net increase (decrease)	1,349	(277,610)	$91,152	$(7,976,675)
Class I
Shares sold	913,227	1,580,336	$37,299,325	$62,430,757
Reinvestment of distributions	219,293	106,079	9,085,300	3,845,348
Shares redeemed	(1,349,063)	(2,324,872)	(54,743,716)	(89,149,470)
Net increase (decrease)	(216,543)	(638,457)	$(8,359,091)	$(22,873,365)
Class Z
Shares sold	352,060	2,596,658	$14,502,094	$89,451,331
Reinvestment of distributions	62,886	86,441	2,604,125	3,128,307
Shares redeemed	(1,990,575)	(883,875)	(81,065,686)	(33,054,547)
Net increase (decrease)	(1,575,629)	1,799,224	$(63,959,467)	$59,525,091
Fidelity Advisor Semiconductors Fund
Class A
Shares sold	1,975,940	3,139,559	$115,053,135	$151,745,716
Reinvestment of distributions	344,838	219,674	20,876,501	8,824,286
Shares redeemed	(922,144)	(1,450,894)	(53,339,721)	(63,995,324)
Net increase (decrease)	1,398,634	1,908,339	$82,589,915	$96,574,678
Class M
Shares sold	269,803	543,026	$14,868,060	$24,086,971
Reinvestment of distributions	61,148	37,061	3,458,547	1,398,675
Shares redeemed	(103,377)	(168,156)	(5,660,310)	(6,902,970)
Net increase (decrease)	227,574	411,931	$12,666,297	$18,582,676
Class C
Shares sold	496,509	750,418	$23,473,123	$29,626,090
Reinvestment of distributions	113,850	88,413	5,527,406	2,894,656
Shares redeemed	(314,567)	(784,500)	(14,674,709)	(28,516,396)
Net increase (decrease)	295,792	54,331	$14,325,820	$4,004,350
Class I
Shares sold	2,512,658	4,070,496	$157,578,025	$212,088,692
Reinvestment of distributions	273,927	177,505	17,923,026	7,666,452
Shares redeemed	(1,330,316)	(3,061,827)	(82,889,751)	(145,241,848)
Net increase (decrease)	1,456,269	1,186,174	$92,611,300	$74,513,296
Class Z
Shares sold	640,479	773,142	$40,411,054	$40,811,429
Reinvestment of distributions	44,183	20,319	2,895,741	877,292
Shares redeemed	(321,370)	(402,594)	(19,913,021)	(18,621,247)
Net increase (decrease)	363,292	390,867	$23,393,774	$23,067,474
Fidelity Advisor Technology Fund
Class A
Shares sold	1,578,220	2,719,769	$145,125,907	$206,725,335
Reinvestment of distributions	764,238	628,818	72,564,339	42,658,884
Shares redeemed	(1,416,008)	(2,778,801)	(130,039,971)	(202,519,149)
Net increase (decrease)	926,450	569,786	$87,650,275	$46,865,070
Class M
Shares sold	565,218	889,665	$47,359,150	$63,637,995
Reinvestment of distributions	307,072	252,456	26,518,754	15,667,387
Shares redeemed	(559,918)	(949,000)	(47,014,969)	(63,257,879)
Net increase (decrease)	312,372	193,121	$26,862,935	$16,047,503
Class C
Shares sold	393,014	560,367	$27,063,696	$32,443,071
Reinvestment of distributions	217,845	213,030	15,194,658	10,843,236
Shares redeemed	(690,541)	(1,383,227)	(47,154,774)	(76,050,104)
Net increase (decrease)	(79,682)	(609,830)	$(4,896,420)	$(32,763,797)
Class I
Shares sold	4,463,022	4,444,591	$455,918,062	$375,313,502
Reinvestment of distributions	518,428	387,393	55,528,866	29,507,702
Shares redeemed	(3,851,352)	(4,072,906)	(392,164,245)	(338,992,438)
Net increase (decrease)	1,130,098	759,078	$119,282,683	$65,828,766
Class Z
Shares sold	1,744,717	3,452,388	$179,636,107	$279,946,819
Reinvestment of distributions	147,530	169,093	15,797,497	12,873,087
Shares redeemed	(3,845,158)	(2,016,130)	(384,846,254)	(167,266,551)
Net increase (decrease)	(1,952,911)	1,605,351	$(189,412,650)	$125,553,355
Fidelity Advisor Utilities Fund
Class A
Shares sold	479,564	2,215,949	$16,917,971	$84,107,146
Reinvestment of distributions	208,949	413,410	7,362,079	15,411,688
Shares redeemed	(1,115,740)	(1,942,608)	(39,113,288)	(72,156,394)
Net increase (decrease)	(427,227)	686,751	$(14,833,238)	$27,362,440
Class M
Shares sold	66,318	249,639	$2,336,599	$9,574,291
Reinvestment of distributions	41,401	83,223	1,466,793	3,114,610
Shares redeemed	(206,678)	(294,172)	(7,304,876)	(10,991,952)
Net increase (decrease)	(98,959)	38,690	$(3,501,484)	$1,696,949
Class C
Shares sold	153,783	551,415	$5,251,394	$20,505,123
Reinvestment of distributions	32,706	70,929	1,130,476	2,585,729
Shares redeemed	(322,790)	(600,716)	(11,089,851)	(21,673,319)
Net increase (decrease)	(136,301)	21,628	$(4,707,981)	$1,417,533
Class I
Shares sold	688,243	4,966,694	$24,917,967	$194,190,345
Reinvestment of distributions	136,677	377,332	4,926,349	14,409,343
Shares redeemed	(2,481,290)	(5,296,143)	(89,431,874)	(200,737,485)
Net increase (decrease)	(1,656,370)	47,883	$(59,587,558)	$7,862,203
Class Z
Shares sold	786,388	2,267,279	$28,115,065	$86,908,960
Reinvestment of distributions	44,201	135,003	1,578,440	5,151,177
Shares redeemed	(1,836,628)	(2,167,228)	(66,256,870)	(82,982,143)
Net increase (decrease)	(1,006,039)	235,054	$(36,563,365)	$9,077,994
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024
Fidelity Advisor® Biotechnology Fund
Class A	1.00%
Actual		$ 1,000	$ 1,138.30	$ 5.37
Hypothetical-B		$ 1,000	$ 1,020.11	$ 5.08
Class M	1.27%
Actual		$ 1,000	$ 1,137.00	$ 6.82
Hypothetical-B		$ 1,000	$ 1,018.75	$ 6.44
Class C	1.76%
Actual		$ 1,000	$ 1,133.70	$ 9.44
Hypothetical-B		$ 1,000	$ 1,016.29	$ 8.92
Class I	.73%
Actual		$ 1,000	$ 1,140.00	$ 3.93
Hypothetical-B		$ 1,000	$ 1,021.47	$ 3.71
Class Z **	.60%
Actual		$ 1,000	$ 1,140.40	$ 3.23
Hypothetical-B		$ 1,000	$ 1,022.12	$ 3.05
Fidelity Advisor® Consumer Discretionary Fund
Class A	1.03%
Actual		$ 1,000	$ 1,027.30	$ 5.25
Hypothetical-B		$ 1,000	$ 1,019.96	$ 5.23
Class M	1.29%
Actual		$ 1,000	$ 1,025.90	$ 6.57
Hypothetical-B		$ 1,000	$ 1,018.65	$ 6.55
Class C	1.79%
Actual		$ 1,000	$ 1,023.30	$ 9.10
Hypothetical-B		$ 1,000	$ 1,016.14	$ 9.07
Class I **	.76%
Actual		$ 1,000	$ 1,028.60	$ 3.88
Hypothetical-B		$ 1,000	$ 1,021.32	$ 3.86
Class Z **	.63%
Actual		$ 1,000	$ 1,029.20	$ 3.21
Hypothetical-B		$ 1,000	$ 1,021.97	$ 3.20
Fidelity Advisor® Energy Fund
Class A	1.01%
Actual		$ 1,000	$ 967.70	$ 5.00
Hypothetical-B		$ 1,000	$ 1,020.06	$ 5.13
Class M	1.26%
Actual		$ 1,000	$ 966.50	$ 6.23
Hypothetical-B		$ 1,000	$ 1,018.80	$ 6.39
Class C	1.75%
Actual		$ 1,000	$ 964.30	$ 8.64
Hypothetical-B		$ 1,000	$ 1,016.34	$ 8.87
Class I	.73%
Actual		$ 1,000	$ 969.20	$ 3.61
Hypothetical-B		$ 1,000	$ 1,021.47	$ 3.71
Class Z **	.60%
Actual		$ 1,000	$ 969.80	$ 2.97
Hypothetical-B		$ 1,000	$ 1,022.12	$ 3.05
Fidelity Advisor® Financials Fund
Class A	1.05%
Actual		$ 1,000	$ 1,112.10	$ 5.57
Hypothetical-B		$ 1,000	$ 1,019.86	$ 5.33
Class M	1.29%
Actual		$ 1,000	$ 1,111.20	$ 6.85
Hypothetical-B		$ 1,000	$ 1,018.65	$ 6.55
Class C	1.80%
Actual		$ 1,000	$ 1,108.40	$ 9.54
Hypothetical-B		$ 1,000	$ 1,016.09	$ 9.12
Class I **	.78%
Actual		$ 1,000	$ 1,113.50	$ 4.14
Hypothetical-B		$ 1,000	$ 1,021.22	$ 3.96
Class Z **	.64%
Actual		$ 1,000	$ 1,114.70	$ 3.40
Hypothetical-B		$ 1,000	$ 1,021.92	$ 3.25
Fidelity Advisor® Health Care Fund
Class A	.97%
Actual		$ 1,000	$ 1,009.20	$ 4.90
Hypothetical-B		$ 1,000	$ 1,020.26	$ 4.93
Class M	1.22%
Actual		$ 1,000	$ 1,008.10	$ 6.16
Hypothetical-B		$ 1,000	$ 1,019.00	$ 6.19
Class C	1.72%
Actual		$ 1,000	$ 1,005.60	$ 8.67
Hypothetical-B		$ 1,000	$ 1,016.49	$ 8.72
Class I	.71%
Actual		$ 1,000	$ 1,010.70	$ 3.59
Hypothetical-B		$ 1,000	$ 1,021.57	$ 3.61
Class Z **	.58%
Actual		$ 1,000	$ 1,011.30	$ 2.93
Hypothetical-B		$ 1,000	$ 1,022.22	$ 2.95
Fidelity Advisor® Industrials Fund
Class A	1.03%
Actual		$ 1,000	$ 1,057.10	$ 5.33
Hypothetical-B		$ 1,000	$ 1,019.96	$ 5.23
Class M	1.28%
Actual		$ 1,000	$ 1,056.00	$ 6.62
Hypothetical-B		$ 1,000	$ 1,018.70	$ 6.50
Class C	1.78%
Actual		$ 1,000	$ 1,053.00	$ 9.19
Hypothetical-B		$ 1,000	$ 1,016.19	$ 9.02
Class I **	.76%
Actual		$ 1,000	$ 1,058.60	$ 3.93
Hypothetical-B		$ 1,000	$ 1,021.32	$ 3.86
Class Z **	.63%
Actual		$ 1,000	$ 1,059.20	$ 3.26
Hypothetical-B		$ 1,000	$ 1,021.97	$ 3.20
Fidelity Advisor® Semiconductors Fund
Class A	.99%
Actual		$ 1,000	$ 1,065.10	$ 5.14
Hypothetical-B		$ 1,000	$ 1,020.16	$ 5.03
Class M	1.22%
Actual		$ 1,000	$ 1,063.70	$ 6.33
Hypothetical-B		$ 1,000	$ 1,019.00	$ 6.19
Class C	1.74%
Actual		$ 1,000	$ 1,060.90	$ 9.01
Hypothetical-B		$ 1,000	$ 1,016.39	$ 8.82
Class I	.73%
Actual		$ 1,000	$ 1,066.40	$ 3.79
Hypothetical-B		$ 1,000	$ 1,021.47	$ 3.71
Class Z **	.61%
Actual		$ 1,000	$ 1,067.10	$ 3.17
Hypothetical-B		$ 1,000	$ 1,022.07	$ 3.10
Fidelity Advisor® Technology Fund
Class A	.96%
Actual		$ 1,000	$ 1,074.90	$ 5.01
Hypothetical-B		$ 1,000	$ 1,020.31	$ 4.88
Class M	1.21%
Actual		$ 1,000	$ 1,073.70	$ 6.31
Hypothetical-B		$ 1,000	$ 1,019.05	$ 6.14
Class C	1.73%
Actual		$ 1,000	$ 1,070.90	$ 9.01
Hypothetical-B		$ 1,000	$ 1,016.44	$ 8.77
Class I	.70%
Actual		$ 1,000	$ 1,076.40	$ 3.65
Hypothetical-B		$ 1,000	$ 1,021.62	$ 3.56
Class Z **	.58%
Actual		$ 1,000	$ 1,077.00	$ 3.03
Hypothetical-B		$ 1,000	$ 1,022.22	$ 2.95
Fidelity Advisor® Utilities Fund
Class A	1.02%
Actual		$ 1,000	$ 957.40	$ 5.02
Hypothetical-B		$ 1,000	$ 1,020.01	$ 5.18
Class M	1.28%
Actual		$ 1,000	$ 956.30	$ 6.29
Hypothetical-B		$ 1,000	$ 1,018.70	$ 6.50
Class C	1.77%
Actual		$ 1,000	$ 953.90	$ 8.69
Hypothetical-B		$ 1,000	$ 1,016.24	$ 8.97
Class I	.75%
Actual		$ 1,000	$ 958.90	$ 3.69
Hypothetical-B		$ 1,000	$ 1,021.37	$ 3.81
Class Z	.62%
Actual		$ 1,000	$ 959.40	$ 3.05
Hypothetical-B		$ 1,000	$ 1,022.02	$ 3.15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity Advisor® Biotechnology Fund
Class Z	.56%
Actual		$ 3.01
Hypothetical- B		$ 2.85
Fidelity Advisor® Consumer Discretionary Fund
Class I	.72%
Actual		$ 3.67
Hypothetical- B		$ 3.66
Class Z	.59%
Actual		$ 3.01
Hypothetical- B		$ 3.00
Fidelity Advisor® Energy Fund
Class Z	.57%
Actual		$ 2.82
Hypothetical- B		$ 2.90
Fidelity Advisor® Financials Fund
Class I	.73%
Actual		$ 3.88
Hypothetical- B		$ 3.71
Class Z	.60%
Actual		$ 3.19
Hypothetical- B		$ 3.05
Fidelity Advisor® Health Care Fund
Class Z	.55%
Actual		$ 2.78
Hypothetical- B		$ 2.80
Fidelity Advisor® Industrials Fund
Class I	.72%
Actual		$ 3.73
Hypothetical- B		$ 3.66
Class Z	.56%
Actual		$ 2.90
Hypothetical- B		$ 2.85
Fidelity Advisor® Semiconductors Fund
Class Z	.57%
Actual		$ 2.96
Hypothetical- B		$ 2.90
Fidelity Advisor® Technology Fund
Class Z	.55%
Actual		$ 2.87
Hypothetical- B		$ 2.80

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for each fund, including each fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of each fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of each fund and each class of each fund into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, each fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of each fund would be no higher than the sum of (i) the lowest contractual management fee rate under each fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to each fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of each fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of a fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including each fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not each fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of each fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of each fund's assets or the day-to-day management of each fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of each fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to each fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund[s]) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that each fund's management fee structure is fair and reasonable, and that the funds' Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.700839.127
AFOC-SANN-0324
Fidelity Advisor® Real Estate Fund

Semi-Annual Report
January 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Prologis, Inc.	11.8
Equinix, Inc.	7.9
Crown Castle, Inc.	7.8
American Tower Corp.	5.6
Ventas, Inc.	5.3
CubeSmart	5.2
CBRE Group, Inc.	4.7
Digital Realty Trust, Inc.	4.0
Mid-America Apartment Communities, Inc.	3.5
Welltower, Inc.	3.4
59.2

Top REIT Sectors (% of Fund's net assets)

REITs - Diversified	21.6
REITs - Warehouse/Industrial	17.5
REITs - Apartments	11.0
REITs - Health Care	8.7
REITs - Management/Investment	7.5

Asset Allocation (% of Fund's net assets)

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 92.5%
REITs - Apartments - 11.0%
Essex Property Trust, Inc.	32,147	7,498,931
Invitation Homes, Inc.	167,300	5,509,189
Mid-America Apartment Communities, Inc.	65,700	8,303,166
UDR, Inc.	123,200	4,437,664
		25,748,950
REITs - Diversified - 21.6%
Crown Castle, Inc.	167,700	18,153,525
Digital Realty Trust, Inc.	66,600	9,354,636
Equinix, Inc.	22,300	18,503,871
Lamar Advertising Co. Class A	33,900	3,548,652
Outfront Media, Inc.	71,600	932,232
		50,492,916
REITs - Health Care - 8.7%
Ventas, Inc.	267,205	12,395,640
Welltower, Inc.	92,500	8,002,175
		20,397,815
REITs - Hotels - 2.8%
Ryman Hospitality Properties, Inc.	59,700	6,561,030
REITs - Management/Investment - 7.5%
American Tower Corp.	66,500	13,010,725
NNN (REIT), Inc.	113,500	4,578,590
		17,589,315
REITs - Manufactured Homes - 3.0%
Equity Lifestyle Properties, Inc.	99,606	6,742,330
Sun Communities, Inc.	1,800	225,630
		6,967,960
REITs - Office Property - 2.3%
Alexandria Real Estate Equities, Inc.	33,300	4,025,970
Douglas Emmett, Inc. (a)	98,300	1,331,965
		5,357,935
REITs - Regional Malls - 1.6%
Tanger, Inc.	141,000	3,792,900
REITs - Shopping Centers - 5.5%
Kite Realty Group Trust	72,500	1,551,500
SITE Centers Corp.	495,800	6,604,056
Urban Edge Properties	263,100	4,543,737
		12,699,293
REITs - Single Tenant - 3.9%
Four Corners Property Trust, Inc.	276,900	6,482,229
NETSTREIT Corp. (a)	138,600	2,518,362
		9,000,591
REITs - Storage - 7.1%
CubeSmart	281,000	12,144,820
Extra Space Storage, Inc.	30,400	4,390,976
		16,535,796
REITs - Warehouse/Industrial - 17.5%
Americold Realty Trust	231,900	6,377,250
EastGroup Properties, Inc.	19,500	3,459,885
Prologis, Inc.	216,916	27,481,088
Terreno Realty Corp.	60,700	3,625,611
		40,943,834
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		216,088,335
Real Estate Management & Development - 6.8%
Real Estate Services - 6.8%
CBRE Group, Inc. (b)	125,700	10,849,167
CoStar Group, Inc. (b)	60,000	5,008,800
		15,857,967
TOTAL COMMON STOCKS (Cost $188,155,538)		231,946,302

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,041,883	1,042,091
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	3,354,940	3,355,275
TOTAL MONEY MARKET FUNDS (Cost $4,397,366)		4,397,366

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $192,552,904)	236,343,668
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(2,735,326)
NET ASSETS - 100.0%	233,608,342

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,119,380	31,280,241	33,357,530	26,452	-	-	1,042,091	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	478,200	3,782,688	905,613	2,220	-	-	3,355,275	0.0%
Total	3,597,580	35,062,929	34,263,143	28,672	-	-	4,397,366

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	231,946,302	231,946,302	-	-

Money Market Funds	4,397,366	4,397,366	-	-
Total Investments in Securities:	236,343,668	236,343,668	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,208,008) - See accompanying schedule:
Unaffiliated issuers (cost $188,155,538)	$231,946,302
Fidelity Central Funds (cost $4,397,366)	4,397,366

Total Investment in Securities (cost $192,552,904)		$236,343,668
Receivable for investments sold		421,900
Receivable for fund shares sold		1,208,902
Dividends receivable		216,898
Distributions receivable from Fidelity Central Funds		5,189
Prepaid expenses		1,129
Other receivables		95,055
Total assets		238,292,741
Liabilities
Payable for investments purchased	$448,441
Payable for fund shares redeemed	544,522
Accrued management fee	104,301
Distribution and service plan fees payable	56,630
Other affiliated payables	45,972
Other payables and accrued expenses	129,258
Collateral on securities loaned	3,355,275
Total Liabilities		4,684,399
Net Assets		$233,608,342
Net Assets consist of:
Paid in capital		$199,468,190
Total accumulated earnings (loss)		34,140,152
Net Assets		$233,608,342

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($83,170,288 ÷ 5,206,422 shares)(a)		$15.97
Maximum offering price per share (100/94.25 of $15.97)		$16.94
Class M :
Net Asset Value and redemption price per share ($78,826,612 ÷ 4,960,705 shares)(a)		$15.89
Maximum offering price per share (100/96.50 of $15.89)		$16.47
Class C :
Net Asset Value and offering price per share ($5,557,980 ÷ 367,435 shares)(a)		$15.13
Class I :
Net Asset Value, offering price and redemption price per share ($60,265,548 ÷ 3,705,259 shares)		$16.26
Class Z :
Net Asset Value, offering price and redemption price per share ($5,787,914 ÷ 356,246 shares)		$16.25
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$3,575,757
Income from Fidelity Central Funds (including $2,220 from security lending)		28,672
Total Income		3,604,429
Expenses
Management fee	$612,529
Transfer agent fees	244,453
Distribution and service plan fees	329,267
Accounting fees	41,496
Custodian fees and expenses	7,195
Independent trustees' fees and expenses	702
Registration fees	46,848
Audit	28,155
Legal	370
Miscellaneous	841
Total expenses before reductions	1,311,856
Expense reductions	(10,328)
Total expenses after reductions		1,301,528
Net Investment income (loss)		2,302,901
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(362,656)
Total net realized gain (loss)		(362,656)
Change in net unrealized appreciation (depreciation) on investment securities		(2,762,672)
Net gain (loss)		(3,125,328)
Net increase (decrease) in net assets resulting from operations		$(822,427)
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,302,901	$5,878,612
Net realized gain (loss)	(362,656)	(4,606,425)
Change in net unrealized appreciation (depreciation)	(2,762,672)	(51,993,325)
Net increase (decrease) in net assets resulting from operations	(822,427)	(50,721,138)
Distributions to shareholders	(4,260,352)	(43,497,468)

Share transactions - net increase (decrease)	(19,926,803)	(57,482,753)
Total increase (decrease) in net assets	(25,009,582)	(151,701,359)

Net Assets
Beginning of period	258,617,924	410,319,283
End of period	$233,608,342	$258,617,924

Financial Highlights
Fidelity Advisor® Real Estate Fund Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.24	$21.95	$24.66	$19.62	$22.91	$22.07
Income from Investment Operations
Net investment income (loss) A,B	.15	.34	.22	.26	.41	.37
Net realized and unrealized gain (loss)	(.14)	(3.09)	(1.47)	5.50	(1.91)	1.63
Total from investment operations	.01	(2.75)	(1.25)	5.76	(1.50)	2.00
Distributions from net investment income	(.28)	(.26)	(.17)	(.24)	(.38)	(.43)
Distributions from net realized gain	-	(2.69)	(1.30)	(.48)	(1.41)	(.73)
Total distributions	(.28)	(2.96) C	(1.46) C	(.72)	(1.79)	(1.16)
Net asset value, end of period	$15.97	$16.24	$21.95	$24.66	$19.62	$22.91
Total Return D,E,F	.08%	(11.70)%	(5.65)%	30.38%	(7.21)%	9.62%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.11% I	1.11%	1.07%	1.09%	1.10%	1.10%
Expenses net of fee waivers, if any	1.11% I	1.10%	1.07%	1.09%	1.10%	1.09%
Expenses net of all reductions	1.11% I	1.10%	1.07%	1.08%	1.09%	1.09%
Net investment income (loss)	1.97% I	1.96%	.95%	1.24%	1.93%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$83,170	$91,784	$122,949	$138,134	$115,736	$151,536
Portfolio turnover rate J	28% I	31%	48%	53%	56%	49%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Real Estate Fund Class M

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.16	$21.87	$24.59	$19.58	$22.87	$22.05
Income from Investment Operations
Net investment income (loss) A,B	.13	.30	.17	.21	.36	.32
Net realized and unrealized gain (loss)	(.13)	(3.08)	(1.46)	5.49	(1.90)	1.62
Total from investment operations	- C	(2.78)	(1.29)	5.70	(1.54)	1.94
Distributions from net investment income	(.27)	(.24)	(.13)	(.22)	(.34)	(.39)
Distributions from net realized gain	-	(2.69)	(1.30)	(.48)	(1.41)	(.73)
Total distributions	(.27)	(2.93)	(1.43)	(.69) D	(1.75)	(1.12)
Net asset value, end of period	$15.89	$16.16	$21.87	$24.59	$19.58	$22.87
Total Return E,F,G	(.04)%	(11.87)%	(5.83)%	30.14%	(7.42)%	9.35%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.34% J	1.31%	1.29%	1.31%	1.31%	1.32%
Expenses net of fee waivers, if any	1.33% J	1.31%	1.28%	1.31%	1.31%	1.31%
Expenses net of all reductions	1.33% J	1.31%	1.28%	1.30%	1.30%	1.31%
Net investment income (loss)	1.75% J	1.75%	.73%	1.03%	1.71%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$78,827	$84,126	$100,892	$118,778	$98,724	$128,754
Portfolio turnover rate K	28% J	31%	48%	53%	56%	49%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Real Estate Fund Class C

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.38	$21.00	$23.74	$18.97	$22.26	$21.54
Income from Investment Operations
Net investment income (loss) A,B	.09	.20	.03	.09	.23	.19
Net realized and unrealized gain (loss)	(.13)	(2.97)	(1.39)	5.30	(1.85)	1.58
Total from investment operations	(.04)	(2.77)	(1.36)	5.39	(1.62)	1.77
Distributions from net investment income	(.21)	(.16)	(.08)	(.15)	(.26)	(.32)
Distributions from net realized gain	-	(2.69)	(1.30)	(.48)	(1.41)	(.73)
Total distributions	(.21)	(2.85)	(1.38)	(.62) C	(1.67)	(1.05)
Net asset value, end of period	$15.13	$15.38	$21.00	$23.74	$18.97	$22.26
Total Return D,E,F	(.25)%	(12.38)%	(6.35)%	29.36%	(7.95)%	8.72%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.86% I	1.87%	1.86%	1.88%	1.89%	1.88%
Expenses net of fee waivers, if any	1.86% I	1.86%	1.86%	1.88%	1.89%	1.88%
Expenses net of all reductions	1.86% I	1.86%	1.86%	1.87%	1.88%	1.88%
Net investment income (loss)	1.22% I	1.20%	.15%	.46%	1.14%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$5,558	$6,937	$12,375	$16,069	$20,774	$28,982
Portfolio turnover rate J	28% I	31%	48%	53%	56%	49%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Real Estate Fund Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.54	$22.26	$24.96	$19.84	$23.15	$22.28
Income from Investment Operations
Net investment income (loss) A,B	.18	.40	.27	.31	.46	.43
Net realized and unrealized gain (loss)	(.15)	(3.14)	(1.48)	5.56	(1.92)	1.65
Total from investment operations	.03	(2.74)	(1.21)	5.87	(1.46)	2.08
Distributions from net investment income	(.31)	(.29)	(.19)	(.27)	(.44)	(.48)
Distributions from net realized gain	-	(2.69)	(1.30)	(.48)	(1.41)	(.73)
Total distributions	(.31)	(2.98)	(1.49)	(.75)	(1.85)	(1.21)
Net asset value, end of period	$16.26	$16.54	$22.26	$24.96	$19.84	$23.15
Total Return C,D	.18%	(11.43)%	(5.43)%	30.65%	(6.99)%	9.93%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.82% G	.84%	.86%	.88%	.86%	.81%
Expenses net of fee waivers, if any	.81% G	.83%	.86%	.87%	.86%	.81%
Expenses net of all reductions	.81% G	.83%	.86%	.87%	.85%	.81%
Net investment income (loss)	2.26% G	2.23%	1.15%	1.46%	2.17%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$60,266	$69,081	$160,565	$197,873	$180,346	$225,407
Portfolio turnover rate H	28% G	31%	48%	53%	56%	49%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Real Estate Fund Class Z

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$16.52	$22.29	$24.97	$19.85	$23.16	$21.91
Income from Investment Operations
Net investment income (loss) B,C	.19	.43	.33	.36	.50	.40
Net realized and unrealized gain (loss)	(.13)	(3.15)	(1.48)	5.56	(1.92)	1.94
Total from investment operations	.06	(2.72)	(1.15)	5.92	(1.42)	2.34
Distributions from net investment income	(.33)	(.36)	(.23)	(.32)	(.48)	(.36)
Distributions from net realized gain	-	(2.69)	(1.30)	(.48)	(1.41)	(.73)
Total distributions	(.33)	(3.05)	(1.53)	(.80)	(1.89)	(1.09)
Net asset value, end of period	$16.25	$16.52	$22.29	$24.97	$19.85	$23.16
Total Return D,E	.34%	(11.30)%	(5.21)%	30.95%	(6.80)%	11.22%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.67% H	.65%	.64%	.64%	.65%	.65% H
Expenses net of fee waivers, if any	.66% H	.65%	.63%	.64%	.65%	.64% H
Expenses net of all reductions	.66% H	.65%	.63%	.64%	.64%	.64% H
Net investment income (loss)	2.41% H	2.41%	1.38%	1.69%	2.38%	2.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$5,788	$6,690	$13,539	$16,573	$9,157	$6,634
Portfolio turnover rate I	28% H	31%	48%	53%	56%	49%

AFor the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Real Estate Fund	$95,055

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred Trustee compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$59,160,577
Gross unrealized depreciation	(16,288,648)
Net unrealized appreciation (depreciation)	$42,871,929
Tax cost	$193,471,739
The Fund elected to defer to its next fiscal year approximately $7,042,237 of capital losses recognized during the period November 1, 2022 to July 31, 2023.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Real Estate Fund	33,220,658	53,235,234
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$104,004	$ -
Class M	.25%	.25%	195,642	-
Class C	.75%	.25%	29,621	1,615
			$329,267	$1,615

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,193
Class M	965
Class C A	95
$5,253
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.2000
Class I	.1941

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$97,364.23
Class M	80,270.21
Class C	6,980.24
Class I	58,523.19
Class Z	1,316.04
	$244,453
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Real Estate Fund	.0354

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Real Estate Fund	.04

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

When determining a class's management fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Class I	.71
Class Z	.56

One-twelfth of the management fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Real Estate Fund	$ 644

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Real Estate Fund	1,633,679	4,100,478	281,935
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Real Estate Fund	$190
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Real Estate Fund	$184	$ -	$-
8. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction

Class M	$83

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,245.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2024	Year ended July 31, 2023
Fidelity Advisor Real Estate Fund
Distributions to shareholders
Class A	$1,518,310	$15,393,613
Class M	1,341,402	13,294,219
Class C	84,828	1,438,033
Class I	1,183,474	12,249,509
Class Z	132,338	1,122,094
Total	$4,260,352	$43,497,468
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2024	Year ended July 31, 2023	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Advisor Real Estate Fund
Class A
Shares sold	248,507	548,565	$3,822,066	$9,379,631
Reinvestment of distributions	92,785	988,337	1,494,294	15,169,887
Shares redeemed	(785,474)	(1,486,572)	(12,020,809)	(25,486,524)
Net increase (decrease)	(444,182)	50,330	$(6,704,449)	$(937,006)
Class M
Shares sold	216,161	415,463	$3,321,080	$7,039,884
Reinvestment of distributions	83,532	868,723	1,338,273	13,263,543
Shares redeemed	(545,528)	(691,075)	(8,332,348)	(11,816,775)
Net increase (decrease)	(245,835)	593,111	$(3,672,995)	$8,486,652
Class C
Shares sold	16,794	34,213	$247,402	$548,005
Reinvestment of distributions	5,452	97,245	82,977	1,414,160
Shares redeemed	(105,766)	(269,790)	(1,533,270)	(4,377,700)
Net increase (decrease)	(83,520)	(138,332)	$(1,202,891)	$(2,415,535)
Class I
Shares sold	377,799	1,212,683	$5,897,979	$21,265,339
Reinvestment of distributions	71,167	773,432	1,166,781	12,074,421
Shares redeemed	(921,462)	(5,020,909)	(14,694,900)	(92,269,058)
Net increase (decrease)	(472,496)	(3,034,794)	$(7,630,140)	$(58,929,298)
Class Z
Shares sold	78,741	147,772	$1,257,831	$2,504,135
Reinvestment of distributions	7,489	66,006	122,385	1,033,635
Shares redeemed	(134,885)	(416,258)	(2,096,544)	(7,225,336)
Net increase (decrease)	(48,655)	(202,480)	$(716,328)	$(3,687,566)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024
Fidelity Advisor® Real Estate Fund
Class A **	1.11%
Actual		$ 1,000	$ 1,000.80	$ 5.58
Hypothetical-B		$ 1,000	$ 1,019.56	$ 5.63
Class M	1.33%
Actual		$ 1,000	$ 999.60	$ 6.69
Hypothetical-B		$ 1,000	$ 1,018.45	$ 6.75
Class C	1.86%
Actual		$ 1,000	$ 997.50	$ 9.34
Hypothetical-B		$ 1,000	$ 1,015.79	$ 9.42
Class I **	.81%
Actual		$ 1,000	$ 1,001.80	$ 4.08
Hypothetical-B		$ 1,000	$ 1,021.06	$ 4.12
Class Z **	.66%
Actual		$ 1,000	$ 1,003.40	$ 3.32
Hypothetical-B		$ 1,000	$ 1,021.82	$ 3.35

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity Advisor® Real Estate Fund
Class A	1.03%
Actual		$ 5.18
Hypothetical- B		$ 5.23
Class I	.77%
Actual		$ 3.87
Hypothetical- B		$ 3.91
Class Z	.62%
Actual		$ 3.12
Hypothetical- B		$ 3.15

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.783109.122
ARE-SANN-0324
Fidelity Advisor® Global Real Estate Fund

Semi-Annual Report
January 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Prologis, Inc.	9.3
Equinix, Inc.	5.9
Ventas, Inc.	4.3
Public Storage	3.3
Digital Realty Trust, Inc.	2.9
Mitsui Fudosan Co. Ltd.	2.7
Grainger Trust PLC	2.7
Kimco Realty Corp.	2.4
Dream Industrial (REIT)	2.4
Sun Communities, Inc.	2.3
38.2

Top REIT Sectors (% of Fund's net assets)

REITs - Diversified	16.8
REITs - Shopping Centers	16.3
REITs - Apartments	13.1
REITs - Warehouse/Industrial	11.6
REITs - Health Care	7.7

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
Australia - 5.0%
Arena (REIT) unit	29,058	65,886
Charter Hall Retail REIT	29,408	71,051
Goodman Group unit	1,250	20,749
National Storage REIT unit	26,740	40,102
Scentre Group unit	36,858	73,275
TOTAL AUSTRALIA		271,063
Belgium - 0.5%
Shurgard Self Storage Europe SARL	322	14,988
Xior Student Housing NV	430	12,895
TOTAL BELGIUM		27,883
Canada - 4.2%
Boardwalk (REIT)	1,924	99,889
Dream Industrial (REIT)	12,752	127,288
TOTAL CANADA		227,177
France - 2.9%
ARGAN SA	363	32,247
Covivio	1,262	61,591
Unibail-Rodamco-Westfield NV (a)	885	64,061
TOTAL FRANCE		157,899
Germany - 1.1%
Vonovia SE	1,966	61,246
Hong Kong - 1.0%
Link (REIT)	10,473	52,529
Japan - 8.3%
Advance Residence Investment Corp.	20	44,043
GLP J-REIT	22	19,642
LaSalle Logiport REIT	74	74,936
Mitsubishi Estate Co. Ltd.	7,490	103,781
Mitsui Fudosan Co. Ltd.	5,894	147,962
Mitsui Fudosan Logistics Park, Inc.	19	56,961
TOTAL JAPAN		447,325
Singapore - 4.1%
CapitaMall Trust	76,297	113,741
CDL Hospitality Trusts unit	19,223	14,724
Mapletree Pan Asia Commercial Trust	16,224	17,569
UOL Group Ltd.	15,703	72,918
TOTAL SINGAPORE		218,952
Spain - 1.8%
Lar Espana Real Estate Socimi SA	3,900	26,173
Merlin Properties Socimi SA	7,120	73,137
TOTAL SPAIN		99,310
Sweden - 1.6%
Catena AB	1,713	73,316
Swedish Logistic Property AB (a)	3,717	11,197
TOTAL SWEDEN		84,513
United Kingdom - 7.6%
Assura PLC	107,220	60,521
Grainger Trust PLC	43,312	144,469
Helical PLC	6,213	16,181
Londonmetric Properity PLC	6,700	16,447
Segro PLC	3,750	41,906
Shaftesbury Capital PLC	32,154	54,318
Unite Group PLC	5,888	75,887
TOTAL UNITED KINGDOM		409,729
United States of America - 61.4%
American Homes 4 Rent Class A	2,606	91,340
Americold Realty Trust	1,806	49,665
Apartment Income (REIT) Corp.	2,142	70,022
CubeSmart	2,548	110,125
DiamondRock Hospitality Co.	7,588	69,354
Digital Realty Trust, Inc.	1,100	154,506
Elme Communities (SBI)	755	10,932
Equinix, Inc.	383	317,802
Equity Lifestyle Properties, Inc.	467	31,611
Equity Residential (SBI)	1,601	96,364
Extra Space Storage, Inc.	406	58,643
Flagship Communities (REIT)	4,753	76,856
Gaming & Leisure Properties	647	29,536
Invitation Homes, Inc.	1,984	65,333
Kimco Realty Corp.	6,571	132,734
Mid-America Apartment Communities, Inc.	882	111,467
NNN (REIT), Inc.	2,962	119,487
Phillips Edison & Co., Inc.	1,497	51,961
Prologis, Inc.	3,973	503,340
Public Storage	623	176,427
Realty Income Corp.	1,594	86,698
Regency Centers Corp.	1,907	119,512
Ryman Hospitality Properties, Inc.	481	52,862
SITE Centers Corp.	2,706	36,044
Sun Communities, Inc.	988	123,846
Tanger, Inc.	579	15,575
Terreno Realty Corp.	507	30,283
UDR, Inc.	3,125	112,563
Urban Edge Properties	2,807	48,477
Ventas, Inc.	5,020	232,878
Welltower, Inc.	1,424	123,190
TOTAL UNITED STATES OF AMERICA		3,309,433
TOTAL COMMON STOCKS (Cost $4,700,955)		5,367,059

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $40,256)	40,248	40,256

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,741,211)	5,407,315
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(14,296)
NET ASSETS - 100.0%	5,393,019

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	128,414	314,361	402,519	1,829	-	-	40,256	0.0%
Total	128,414	314,361	402,519	1,829	-	-	40,256

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Real Estate	5,367,059	4,315,944	1,051,115	-

Money Market Funds	40,256	40,256	-	-
Total Investments in Securities:	5,407,315	4,356,200	1,051,115	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,700,955)	$5,367,059
Fidelity Central Funds (cost $40,256)	40,256

Total Investment in Securities (cost $4,741,211)		$5,407,315
Cash		6,322
Foreign currency held at value (cost $60)		60
Receivable for investments sold		5,102
Receivable for fund shares sold		1,502
Dividends receivable		13,448
Distributions receivable from Fidelity Central Funds		225
Prepaid expenses		8
Receivable from investment adviser for expense reductions		5,839
Other receivables		579
Total assets		5,440,400
Liabilities
Payable for investments purchased	$1,032
Payable for fund shares redeemed	62
Accrued management fee	3,068
Distribution and service plan fees payable	1,203
Other affiliated payables	968
Audit fee payable	32,452
Custody fee payable	8,592
Other payables and accrued expenses	4
Total Liabilities		47,381
Net Assets		$5,393,019
Net Assets consist of:
Paid in capital		$5,651,098
Total accumulated earnings (loss)		(258,079)
Net Assets		$5,393,019

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,764,532 ÷ 273,264 shares)(a)		$10.12
Maximum offering price per share (100/94.25 of $10.12)		$10.74
Class M :
Net Asset Value and redemption price per share ($940,655 ÷ 93,120 shares)(a)		$10.10
Maximum offering price per share (100/96.50 of $10.10)		$10.47
Class C :
Net Asset Value and offering price per share ($261,100 ÷ 25,767 shares)(a)		$10.13
Class I :
Net Asset Value, offering price and redemption price per share ($1,092,494 ÷ 107,877 shares)		$10.13
Class Z :
Net Asset Value, offering price and redemption price per share ($334,238 ÷ 32,734 shares)		$10.21
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$78,210
Income from Fidelity Central Funds		1,829
Income before foreign taxes withheld		$80,039
Less foreign taxes withheld		(3,292)
Total Income		76,747
Expenses
Management fee	$17,096
Transfer agent fees	5,143
Distribution and service plan fees	6,656
Accounting fees and expenses	900
Custodian fees and expenses	8,645
Independent trustees' fees and expenses	15
Registration fees	27,207
Audit	31,990
Legal	4
Miscellaneous	10
Total expenses before reductions	97,666
Expense reductions	(67,479)
Total expenses after reductions		30,187
Net Investment income (loss)		46,560
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,090)
Foreign currency transactions	(104)
Total net realized gain (loss)		(6,194)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	21,722
Assets and liabilities in foreign currencies	(253)
Total change in net unrealized appreciation (depreciation)		21,469
Net gain (loss)		15,275
Net increase (decrease) in net assets resulting from operations		$61,835
Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,560	$133,483
Net realized gain (loss)	(6,194)	(689,970)
Change in net unrealized appreciation (depreciation)	21,469	(11,330)
Net increase (decrease) in net assets resulting from operations	61,835	(567,817)
Distributions to shareholders	(127,792)	(76,041)

Share transactions - net increase (decrease)	221,268	(1,482,271)
Total increase (decrease) in net assets	155,311	(2,126,129)

Net Assets
Beginning of period	5,237,708	7,363,837
End of period	$5,393,019	$5,237,708

Financial Highlights
Fidelity Advisor® Global Real Estate Fund Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$11.18	$12.49	$9.69	$10.72	$10.13
Income from Investment Operations
Net investment income (loss) A,B	.09	.23	.17	.17	.15	.22
Net realized and unrealized gain (loss)	.07	(1.11)	(1.33)	2.76	(.58)	.58
Total from investment operations	.16	(.88)	(1.16)	2.93	(.43)	.80
Distributions from net investment income	(.25)	(.09)	(.15)	(.13)	(.23)	(.15)
Distributions from net realized gain	-	-	-	-	(.37)	(.06)
Total distributions	(.25)	(.09)	(.15)	(.13)	(.60)	(.21)
Net asset value, end of period	$10.12	$10.21	$11.18	$12.49	$9.69	$10.72
Total Return C,D,E	1.46%	(7.81)%	(9.40)%	30.59%	(4.61)%	8.25%
Ratios to Average Net Assets B,F,G
Expenses before reductions	3.86% H	3.85%	3.19%	4.19%	4.22%	4.56%
Expenses net of fee waivers, if any	1.19% H	1.20%	1.28%	1.38%	1.40%	1.40%
Expenses net of all reductions	1.19% H	1.19%	1.28%	1.37%	1.39%	1.39%
Net investment income (loss)	1.84% H	2.31%	1.45%	1.60%	1.47%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$2,765	$2,771	$3,021	$2,747	$1,732	$3,290
Portfolio turnover rate I	31% H	84%	33%	32%	52%	60%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Real Estate Fund Class M

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$11.16	$12.46	$9.67	$10.71	$10.11
Income from Investment Operations
Net investment income (loss) A,B	.08	.20	.14	.14	.12	.19
Net realized and unrealized gain (loss)	.05	(1.11)	(1.31)	2.76	(.58)	.60
Total from investment operations	.13	(.91)	(1.17)	2.90	(.46)	.79
Distributions from net investment income	(.22)	(.06)	(.13)	(.11)	(.21)	(.13)
Distributions from net realized gain	-	-	-	-	(.37)	(.06)
Total distributions	(.22)	(.06)	(.13)	(.11)	(.58)	(.19)
Net asset value, end of period	$10.10	$10.19	$11.16	$12.46	$9.67	$10.71
Total Return C,D,E	1.24%	(8.09)%	(9.51)%	30.20%	(4.87)%	8.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions	4.10% H	4.03%	3.39%	4.41%	4.46%	4.79%
Expenses net of fee waivers, if any	1.44% H	1.45%	1.52%	1.63%	1.66%	1.65%
Expenses net of all reductions	1.43% H	1.45%	1.52%	1.62%	1.64%	1.64%
Net investment income (loss)	1.59% H	2.05%	1.21%	1.35%	1.22%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$941	$918	$1,070	$876	$658	$810
Portfolio turnover rate I	31% H	84%	33%	32%	52%	60%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Real Estate Fund Class C

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$11.17	$12.47	$9.63	$10.63	$10.08
Income from Investment Operations
Net investment income (loss) A,B	.05	.16	.09	.09	.07	.14
Net realized and unrealized gain (loss)	.06	(1.11)	(1.33)	2.75	(.58)	.59
Total from investment operations	.11	(.95)	(1.24)	2.84	(.51)	.73
Distributions from net investment income	(.19)	(.01)	(.06)	-	(.12)	(.12)
Distributions from net realized gain	-	-	-	-	(.37)	(.06)
Total distributions	(.19)	(.01)	(.06)	-	(.49)	(.18)
Net asset value, end of period	$10.13	$10.21	$11.17	$12.47	$9.63	$10.63
Total Return C,D,E	.98%	(8.53)%	(9.97)%	29.49%	(5.31)%	7.52%
Ratios to Average Net Assets B,F,G
Expenses before reductions	4.62% H	4.59%	3.93%	5.02%	4.46%	5.04%
Expenses net of fee waivers, if any	1.94% H	1.94%	2.02%	2.14%	2.16%	2.15%
Expenses net of all reductions	1.93% H	1.93%	2.02%	2.13%	2.15%	2.14%
Net investment income (loss)	1.09% H	1.57%	.72%	.85%	.71%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$261	$193	$203	$223	$185	$1,060
Portfolio turnover rate I	31% H	84%	33%	32%	52%	60%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Real Estate Fund Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.23	$11.21	$12.51	$9.71	$10.75	$10.15
Income from Investment Operations
Net investment income (loss) A,B	.10	.25	.20	.20	.17	.24
Net realized and unrealized gain (loss)	.07	(1.11)	(1.32)	2.76	(.58)	.59
Total from investment operations	.17	(.86)	(1.12)	2.96	(.41)	.83
Distributions from net investment income	(.27)	(.12)	(.18)	(.16)	(.26)	(.17)
Distributions from net realized gain	-	-	-	-	(.37)	(.06)
Total distributions	(.27)	(.12)	(.18)	(.16)	(.63)	(.23)
Net asset value, end of period	$10.13	$10.23	$11.21	$12.51	$9.71	$10.75
Total Return C,D	1.60%	(7.61)%	(9.12)%	30.82%	(4.40)%	8.55%
Ratios to Average Net Assets B,E,F
Expenses before reductions	3.57% G	3.31%	2.94%	3.81%	3.97%	4.20%
Expenses net of fee waivers, if any	.94% G	.95%	1.02%	1.13%	1.16%	1.15%
Expenses net of all reductions	.94% G	.95%	1.02%	1.12%	1.14%	1.14%
Net investment income (loss)	2.09% G	2.55%	1.71%	1.85%	1.71%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,092	$1,162	$1,766	$1,483	$1,066	$1,056
Portfolio turnover rate H	31% G	84%	33%	32%	52%	60%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Real Estate Fund Class Z

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.31	$11.28	$12.56	$9.73	$10.76	$10.01
Income from Investment Operations
Net investment income (loss) B,C	.11	.28	.22	.22	.19	.22
Net realized and unrealized gain (loss)	.06	(1.13)	(1.32)	2.77	(.59)	.76
Total from investment operations	.17	(.85)	(1.10)	2.99	(.40)	.98
Distributions from net investment income	(.27)	(.12)	(.18)	(.16)	(.26)	(.17)
Distributions from net realized gain	-	-	-	-	(.37)	(.06)
Total distributions	(.27)	(.12)	(.18)	(.16)	(.63)	(.23)
Net asset value, end of period	$10.21	$10.31	$11.28	$12.56	$9.73	$10.76
Total Return D,E	1.58%	(7.48)%	(8.93)%	31.07%	(4.29)%	10.17%
Ratios to Average Net Assets C,F,G
Expenses before reductions	3.29% H	3.38%	2.71%	3.72%	3.54%	3.87% H
Expenses net of fee waivers, if any	.79% H	.80%	.89%	.97%	1.02%	1.00% H
Expenses net of all reductions	.78% H	.80%	.89%	.96%	1.00%	1.00% H
Net investment income (loss)	2.24% H	2.70%	1.84%	2.01%	1.86%	2.50% H
Supplemental Data
Net assets, end of period (000 omitted)	$334	$194	$1,303	$1,180	$233	$306
Portfolio turnover rate I	31% H	84%	33%	32%	52%	60%

AFor the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Advisor Global Real Estate Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$841,096
Gross unrealized depreciation	(215,831)
Net unrealized appreciation (depreciation)	$625,265
Tax cost	$4,782,050

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(531,240)
Long-term	(340,454)
Total capital loss carryforward	$(871,694)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Real Estate Fund	1,015,412	778,461
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$3,306	$1,347
Class M	.25%	.25%	2,186	1,316
Class C	.75%	.25%	1,164	405
			$6,656	$3,068

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$346
Class M	88
Class CA	2
$436
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	0.2000
Class M	0.1995
Class C	0.2000
Class I	0.1333

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$3,129.24
Class M	917.21
Class C	274.24
Class I	769.14
Class Z	54.04
	$5,143
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Global Real Estate Fund	0.0354

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Global Real Estate Fund	.04

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

When determining a class's management fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	0.87
Class M	0.87
Class C	0.87
Class I	0.80
Class Z	0.71

One-twelfth of the management fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Global Real Estate Fund	$ 40

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Global Real Estate Fund	61,945	46,575	(6,336)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Global Real Estate Fund	$4
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through November 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.20%	$35,158
Class M	1.45%	11,585
Class C	1.95%	3,107
Class I	.95%	14,078
Class Z	.80%	3,165
		$67,093

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $162.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $224.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Advisor Global Real Estate Fund
Distributions to shareholders
Class A	$65,583	$23,736
Class M	20,354	5,995
Class C	4,497	136
Class I	28,380	43,870
Class Z	8,978	2,304
Total	$127,792	$76,041
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2024	Year ended July 31, 2023	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Advisor Global Real Estate Fund
Class A
Shares sold	12,039	40,105	$117,587	$395,082
Reinvestment of distributions	6,294	2,489	65,583	23,736
Shares redeemed	(16,426)	(41,363)	(158,655)	(410,949)
Net increase (decrease)	1,907	1,231	$24,515	$7,869
Class M
Shares sold	7,581	7,122	$77,861	$70,044
Reinvestment of distributions	1,957	629	20,354	5,995
Shares redeemed	(6,514)	(13,581)	(62,200)	(130,257)
Net increase (decrease)	3,024	(5,830)	$36,015	$(54,218)
Class C
Shares sold	8,077	5,080	$79,880	$50,554
Reinvestment of distributions	431	14	4,497	136
Shares redeemed	(1,599)	(4,441)	(15,623)	(44,663)
Net increase (decrease)	6,909	653	$68,754	$6,027
Class I
Shares sold	4,055	267,118	$40,842	$2,612,072
Reinvestment of distributions	2,677	4,304	27,921	41,084
Shares redeemed	(12,409)	(315,343)	(114,474)	(3,144,342)
Net increase (decrease)	(5,677)	(43,921)	$(45,711)	$(491,186)
Class Z
Shares sold	15,102	79,530	$149,138	$764,368
Reinvestment of distributions	577	240	6,068	2,304
Shares redeemed	(1,734)	(176,559)	(17,511)	(1,717,435)
Net increase (decrease)	13,945	(96,789)	$137,695	$(950,763)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Advisor Global Real Estate Fund	46%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024
Fidelity Advisor® Global Real Estate Fund
Class A	1.19%
Actual		$ 1,000	$ 1,014.60	$ 6.03
Hypothetical-B		$ 1,000	$ 1,019.15	$ 6.04
Class M	1.44%
Actual		$ 1,000	$ 1,012.40	$ 7.28
Hypothetical-B		$ 1,000	$ 1,017.90	$ 7.30
Class C	1.94%
Actual		$ 1,000	$ 1,009.80	$ 9.80
Hypothetical-B		$ 1,000	$ 1,015.38	$ 9.83
Class I	.94%
Actual		$ 1,000	$ 1,016.00	$ 4.76
Hypothetical-B		$ 1,000	$ 1,020.41	$ 4.77
Class Z	.79%
Actual		$ 1,000	$ 1,015.80	$ 4.00
Hypothetical-B		$ 1,000	$ 1,021.17	$ 4.01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9881281.107
AGRE-SANN-0324

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 21, 2024